UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  9/30/17

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Flex Cap Growth VIP Fund
	Shares	Value
Common Stocks 99.2%
Automobiles & Components 1.1%
[a] Tesla Inc	3,500	$1,193,850
Banks 1.9%
First Republic Bank/CA	20,000	2,089,200
Capital Goods 7.7%
3M Co	6,000	1,259,400
The Boeing Co	5,000	1,271,050
Fortive Corp	20,000	1,415,800
Raytheon Co	15,000	2,798,700
Rockwell Automation Inc	10,000	1,782,100
		8,527,050
Commercial & Professional Services 1.3%
[a] IHS Markit Ltd	33,787	1,489,331
Consumer Durables & Apparel 0.9%
NIKE Inc., B	20,000	1,037,000
Consumer Services 1.2%
Starbucks Corp	25,000	1,342,750
Diversified Financials 2.7%
Intercontinental Exchange Inc	27,500	1,889,250
MarketAxess Holdings Inc	6,000	1,107,060
		2,996,310
Energy 1.4%
[a] Concho Resources Inc	12,000	1,580,640
Food & Staples Retailing 1.5%
Costco Wholesale Corp	10,000	1,642,900
Food, Beverage & Tobacco 3.9%
Constellation Brands Inc., A	16,000	3,191,200
Philip Morris International Inc	10,000	1,110,100
		4,301,300
Health Care Equipment & Services 5.1%
Danaher Corp	12,500	1,072,250
[a] IDEXX Laboratories Inc	10,000	1,554,900
Medtronic PLC	14,000	1,088,780
[a] Nevro Corp	7,000	636,160
UnitedHealth Group Inc	7,000	1,370,950
		5,723,040
Materials 2.2%
Albemarle Corp	4,000	545,240
Ecolab Inc	14,500	1,864,845
		2,410,085
Media 2.3%
[a] Charter Communications Inc., A	6,996	2,542,486
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
[a] Biogen Inc	4,000	1,252,480
[a] Bioverativ Inc	3,500	199,745
[a] Celgene Corp	26,500	3,864,230
[a] Illumina Inc	6,000	1,195,200
[a] Incyte Corp	8,000	933,920

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flex Cap Growth VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[a] Mettler-Toledo International Inc	2,500	$1,565,400
[a] Regeneron Pharmaceuticals Inc	3,000	1,341,360
		10,352,335
Real Estate 4.1%
American Tower Corp	20,000	2,733,600
Equinix Inc	4,000	1,785,200
[a] Redfin Corp	700	17,563
		4,536,363
Retailing 9.9%
[a] Amazon.com Inc	7,000	6,729,450
[a] Despegar.com Corp. (Argentina)	1,600	51,200
[a] Netflix Inc	10,000	1,813,500
[a] The Priceline Group Inc	1,350	2,471,607
		11,065,757
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices Inc	30,000	2,585,100
NVIDIA Corp	10,000	1,787,700
Xilinx Inc	35,000	2,479,050
		6,851,850
Software & Services 33.3%
[a] Adobe Systems Inc	10,000	1,491,800
[a] Alphabet Inc., C	6,000	5,754,660
[a] Electronic Arts Inc	16,000	1,888,960
[a] Facebook Inc., A	42,000	7,176,540
Mastercard Inc., A	35,000	4,942,000
Microsoft Corp	80,000	5,959,200
[a] Salesforce.com Inc	27,500	2,569,050
[a] ServiceNow Inc	32,500	3,819,725
Visa Inc., A	26,500	2,788,860
[a] Zendesk Inc	20,000	582,200
		36,972,995
Technology Hardware & Equipment 3.2%
Apple Inc	23,500	3,621,820
Total Common Stocks (Cost $64,289,029)		110,277,062

Short Term Investments (Cost $955,998) 0.9%
Money Market Funds 0.9%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	955,998	955,998
Total Investments (Cost $65,245,027) 100.1%		111,233,060
Other Assets, less Liabilities (0.1)%		(126,881)
Net Assets 100.0%		$111,106,179

[a]Non-income producing.
[b]See Note 10 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day yield at period end.

|2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Founding Funds Allocation VIP Fund
	Shares	Value
Investments in Underlying Funds 99.9%
Domestic Equity 33.3%
[a] Franklin Mutual Shares VIP Fund, Class 1	16,722,978	$339,643,691
Domestic Hybrid 33.3%
[a] Franklin Income VIP Fund, Class 1	20,658,727	339,629,466
Foreign Equity 33.3%
[a] Templeton Growth VIP Fund, Class 1	21,637,476	340,573,874
Total Investments in Underlying Funds (Cost $726,056,489)		1,019,847,031
Other Assets, less Liabilities 0.1%		924,511
Net Assets 100.0%		$1,020,771,542

[a]See Note 9 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Global Real Estate VIP Fund
		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests 99.3%
Cable & Satellite 0.0%†
[a] I-CABLE Communications Ltd	Hong Kong	28,512	$949
Diversified Real Estate Activities 11.6%
CapitaLand Ltd	Singapore	762,995	2,012,764
City Developments Ltd	Singapore	227,847	1,902,223
Mitsubishi Estate Co. Ltd	Japan	237,556	4,128,060
Mitsui Fudosan Co. Ltd	Japan	225,078	4,877,790
New World Development Co. Ltd	Hong Kong	1,659,585	2,383,689
Sun Hung Kai Properties Ltd	Hong Kong	231,171	3,755,365
Tokyo Tatemono Co. Ltd	Japan	128,232	1,638,919
The Wharf Holdings Ltd	Hong Kong	100,818	898,265
			21,597,075
Diversified REITs 8.9%
Activia Properties Inc	Japan	339	1,406,102
GPT Group	Australia	425,842	1,655,735
Gramercy Property Trust.	United States	42,700	1,291,675
Hispania Activos Inmobiliarios SOCIMI SA	Spain	108,686	1,958,539
Hulic REIT Inc	Japan	814	1,200,142
Kenedix Office Investment Corp	Japan	285	1,566,880
Land Securities Group PLC	United Kingdom	162,416	2,116,682
Stockland	Australia	529,163	1,783,687
VEREIT Inc	United States	229,170	1,899,819
Washington REIT.	United States	47,600	1,559,376
			16,438,637
Health Care REITs 6.3%
CareTrust REIT Inc	United States	63,600	1,210,944
HCP Inc	United States	99,389	2,765,996
Physicians Realty Trust.	United States	64,881	1,150,340
Ventas Inc	United States	37,517	2,443,482
Welltower Inc	United States	58,276	4,095,637
			11,666,399
Hotel & Resort REITs 2.3%
Hoshino Resorts REIT Inc	Japan	122	606,803
Host Hotels & Resorts Inc	United States	129,006	2,385,321
Sunstone Hotel Investors Inc	United States	78,909	1,268,068
			4,260,192
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Holdings Inc	United States	15,114	1,049,667
Industrial REITs 10.0%
First Industrial Realty Trust Inc	United States	61,853	1,861,157
Frasers Logistics & Industrial Trust	Singapore	1,010,266	796,540
Goodman Group	Australia	404,608	2,613,499
Mapletree Logistics Trust	Singapore	1,042,065	952,148
[a] Mapletree Logistics Trust, rts., 10/04/17	Singapore	104,606	7,322
Nippon Prologis REIT Inc	Japan	641	1,349,863
PLA Administradora Industrial S de RL de CV	Mexico	563,707	972,336
Prologis Inc	United States	87,369	5,544,437
Rexford Industrial Realty Inc	United States	55,274	1,581,942
Segro PLC	United Kingdom	397,833	2,857,609
			18,536,853

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Office REITs 11.3%
Alexandria Real Estate Equities Inc	United States	24,821	$2,952,954
Boston Properties Inc	United States	24,385	2,996,429
Brandywine Realty Trust	United States	88,995	1,556,523
Derwent London PLC	United Kingdom	39,297	1,471,374
Dexus.	Australia	297,124	2,212,697
Highwoods Properties Inc	United States	23,910	1,245,472
Japan Real Estate Investment Corp	Japan	338	1,624,105
Kilroy Realty Corp	United States	31,044	2,207,849
SL Green Realty Corp	United States	20,322	2,059,025
Vornado Realty Trust	United States	34,327	2,639,060
			20,965,488
Real Estate Development 2.7%
CK Asset Holdings Ltd	Hong Kong	511,627	4,234,277
[a] Howard Hughes Corp	United States	6,740	794,848
			5,029,125
Real Estate Operating Companies 8.6%
ADO Properties SA	Germany	13,483	666,204
[b] ADO Properties SA, 144A.	Germany	34,077	1,683,768
BUWOG AG	Austria	62,981	1,887,329
Deutsche Wohnen SE	Germany	85,719	3,638,332
Fabege AB	Sweden	72,968	1,496,559
First Capital Realty Inc	Canada	56,364	889,066
Hemfosa Fastigheter AB	Sweden	99,974	1,270,786
Hufvudstaden AB, A	Sweden	78,510	1,340,247
Hysan Development Co. Ltd	Hong Kong	266,065	1,251,706
Vonovia SE	Germany	41,806	1,778,402
			15,902,399
Residential REITs 11.4%
American Homes 4 Rent, A	United States	64,713	1,404,919
AvalonBay Communities Inc	United States	24,989	4,458,537
Camden Property Trust	United States	22,800	2,085,060
Canadian Apartment Properties REIT	Canada	65,175	1,761,995
Equity Lifestyle Properties Inc	United States	27,058	2,302,095
Equity Residential	United States	63,133	4,162,359
Essex Property Trust Inc	United States	5,352	1,359,568
Mid-America Apartment Communities Inc	United States	19,000	2,030,720
Unite Group PLC	United Kingdom	175,110	1,613,321
			21,178,574
Retail REITs 19.1%
Agree Realty Corp	United States	20,721	1,016,987
GGP Inc	United States	95,174	1,976,764
Hammerson PLC	United Kingdom	221,968	1,597,357
Kimco Realty Corp	United States	33,449	653,928
Klepierre SA	France	51,362	2,015,578
Link REIT	Hong Kong	369,237	2,992,031
The Macerich Co	United States	9,489	521,610
Realty Income Corp	United States	48,817	2,791,844
Regency Centers Corp	United States	38,839	2,409,572
Retail Properties of America Inc., A	United States	121,000	1,588,730
Scentre Group	Australia	843,081	2,597,302

|5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Global Real Estate VIP Fund (continued)
		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Retail REITs (continued)
Simon Property Group Inc	United States	47,126	$7,587,757
Smart REIT	Canada	40,330	951,641
Unibail-Rodamco SE	France	17,035	4,141,626
Weingarten Realty Investors	United States	54,329	1,724,403
Westfield Corp	Australia	145,099	891,746
			35,458,876
Specialized REITs 6.5%
American Tower Corp	United States	9,500	1,298,460
Coresite Realty Corp	United States	16,269	1,820,501
CubeSmart	United States	46,093	1,196,574
CyrusOne Inc	United States	20,467	1,206,120
Digital Realty Trust Inc	United States	26,968	3,191,124
Public Storage	United States	15,244	3,262,064
			11,974,843
Total Common Stocks and Other Equity Interests
(Cost $123,569,302)			184,059,077
		Principal
		Amount

Short Term Investments (Cost $733,018) 0.4%
Repurchase Agreements 0.4%
[c] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $733,081)
BNP Paribas Securities Corp. (Maturity Value $634,438)
Deutsche Bank Securities Inc. (Maturity Value $63,749)
HSBC Securities (USA) Inc. (Maturity Value $31,720)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,174)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/1720; and U.S.
Treasury Note, 1.75% - 3.625%, 2/15/20 - 5/31/22 (valued at $748,173)	United States	$733,018	733,018
Total Investments (Cost $124,302,320) 99.7%			184,792,095
Other Assets, less Liabilities 0.3%			503,561
Net Assets 100.0%			$185,295,656

See Abbreviations on page 112.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the value of this security was $1,683,768, representing 0.9% of net assets.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Growth and Income VIP Fund
	Country	Shares	Value

Common Stocks 85.0%
Consumer Discretionary 3.5%
Lowe’s Cos. Inc	United States	21,848	$1,746,529
Newell Brands Inc	United States	30,919	1,319,314
Target Corp	United States	13,380	789,554
			3,855,397
Consumer Staples 7.4%
Anheuser-Busch InBev SA/NV, ADR	Belgium	10,137	1,209,344
CVS Health Corp	United States	84	6,831
The Kraft Heinz Co	United States	17,481	1,355,652
PepsiCo Inc	United States	22,998	2,562,667
The Procter & Gamble Co	United States	19,600	1,783,208
Wal-Mart Stores Inc	United States	14,200	1,109,588
			8,027,290
Energy 9.4%
Anadarko Petroleum Corp	United States	8,218	401,449
Baker Hughes a GE Co., A	United States	14,500	530,990
BP PLC, ADR	United Kingdom	13,286	510,581
Chevron Corp	United States	25,468	2,992,490
Exxon Mobil Corp	United States	18,277	1,498,349
Occidental Petroleum Corp	United States	12,000	770,520
Royal Dutch Shell PLC, A, ADR	United Kingdom	19,113	1,157,866
Schlumberger Ltd	United States	16,957	1,182,920
Suncor Energy Inc	Canada	33,782	1,183,383
			10,228,548
Financials 18.4%
Arthur J. Gallagher & Co	United States	18,666	1,148,892
Bank of America Corp	United States	28,300	717,122
BB&T Corp	United States	36,176	1,698,101
BlackRock Inc	United States	5,561	2,486,268
The Charles Schwab Corp	United States	4,703	205,709
JPMorgan Chase & Co	United States	43,000	4,106,930
MetLife Inc	United States	32,500	1,688,375
Morgan Stanley.	United States	47,937	2,309,125
U.S. Bancorp	United States	46,755	2,505,601
Wells Fargo & Co	United States	57,250	3,157,338
			20,023,461
Health Care 9.4%
Eli Lilly & Co	United States	17,037	1,457,345
Gilead Sciences Inc	United States	10,020	811,820
Johnson & Johnson	United States	7,265	944,523
Medtronic PLC	United States	26,181	2,036,096
Merck & Co. Inc	United States	19,900	1,274,197
Pfizer Inc	United States	58,963	2,104,979
UnitedHealth Group Inc	United States	8,100	1,586,385
			10,215,345
Industrials 16.3%
Cummins Inc	United States	10,969	1,843,121
Deere & Co	United States	6,242	783,933
General Electric Co	United States	95,532	2,309,964
Illinois Tool Works Inc	United States	11,111	1,643,983
Lockheed Martin Corp	United States	6,169	1,914,179

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Industrials (continued)
Norfolk Southern Corp	United States	7,500	$991,800
Raytheon Co	United States	14,416	2,689,737
Republic Services Inc	United States	31,980	2,112,599
Stanley Black & Decker Inc	United States	8,432	1,272,979
United Parcel Service Inc., B	United States	8,317	998,788
United Technologies Corp	United States	10,634	1,234,395
			17,795,478
Information Technology 10.9%
Apple Inc	United States	12,332	1,900,608
Broadcom Ltd	United States	3,241	786,072
Cisco Systems Inc	United States	45,289	1,523,069
Intel Corp	United States	21,962	836,313
Microsoft Corp	United States	51,076	3,804,651
Oracle Corp	United States	15,829	765,332
Texas Instruments Inc	United States	24,496	2,195,822
			11,811,867
Materials 4.4%
BASF SE	Germany	14,337	1,525,396
DowDuPont Inc	United States	24,573	1,701,189
International Paper Co	United States	26,620	1,512,548
			4,739,133
Real Estate 1.3%
Host Hotels & Resorts Inc	United States	74,141	1,370,867
Telecommunication Services 1.6%
Rogers Communications Inc., B	Canada	11,544	594,978
Verizon Communications Inc	United States	23,610	1,168,459
			1,763,437
Utilities 2.4%
Dominion Energy Inc	United States	13,604	1,046,556
Xcel Energy Inc	United States	33,496	1,585,030
			2,631,586
Total Common Stocks (Cost $63,886,693)			92,462,409

Equity-Linked Securities 7.8%
Consumer Discretionary 1.2%
[a] Wells Fargo Bank National Assn. into Amazon.com Inc., 5.00%, 144A.	United States	1,500	1,346,113
Energy 1.2%
[a,b] Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 6.00%, 144A	United States	17,000	823,678
[a] Merrill Lynch International & Co. CV into Schlumberger Ltd., 7.00%, 144A	United States	6,000	430,566
			1,254,244
Financials 2.2%
[a] Deutsche Bank AG into Bank of America Corp., 6.50%, 144A	United States	44,000	1,102,521
[a] UBS AG London into The Charles Schwab Corp., 6.50%, 144A	United States	30,000	1,286,957
			2,389,478

|8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth and Income VIP Fund (continued)
	Country	Shares	Value
Equity-Linked Securities (continued)
Information Technology 3.2%
[a] Barclays Bank PLC into Broadcom Ltd., 7.50%, 144A	United States	4,500	$1,060,472
[a] Goldman Sachs International into Apple Inc., 6.00%, 144A	United States	7,000	1,075,477
[a] UBS AG into Intel Corp., 7.00%, 144A	United States	35,000	1,355,008
			3,490,957
Total Equity-Linked Securities (Cost $8,115,922)			8,480,792
Convertible Preferred Stocks 4.2%
Health Care 2.5%
Allergan PLC, 5.50%, cvt. pfd	United States	2,051	1,513,269
Becton Dickinson and Co., 6.125%, cvt. pfd., A.	United States	22,000	1,215,720
			2,728,989
Utilities 1.7%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	28,277	1,875,048
Total Convertible Preferred Stocks (Cost $4,582,627)			4,604,037
Total Investments before Short Term Investments
(Cost $76,585,242)			105,547,238

		Principal
		Amount
Short Term Investments (Cost $3,036,093) 2.8%
Repurchase Agreements 2.8%
[c] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $3,036,355)
BNP Paribas Securities Corp. (Maturity Value $2,627,784)
Deutsche Bank Securities Inc. (Maturity Value $264,041)
HSBC Securities (USA) Inc. (Maturity Value $131,383)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $13,147)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/17/20; and U.S.
Treasury Note, 1.75% - 3.625%, 2/15/20 - 5/31/22 (valued at $3,098,865)	United States	$3,036,093	3,036,093
Total Investments (Cost $79,621,335) 99.8%			108,583,331
Other Assets, less Liabilities 0.2%			232,668
Net Assets 100.0%			$108,815,999

See Abbreviations on page 112.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $8,480,792, representing 7.8% of net assets.
bSecurity purchased on a delayed delivery basis.
cInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Income VIP Fund
	Country	Shares	Value

Common Stocks 47.7%
Consumer Discretionary 3.6%
Ford Motor Co	United States	7,138,995	$85,453,770
General Motors Co	United States	1,000,000	40,380,000
Target Corp	United States	1,639,100	96,723,291
			222,557,061
Consumer Staples 3.6%
Anheuser-Busch InBev SA/NV, ADR	Belgium	505,000	60,246,500
The Coca-Cola Co	United States	1,325,000	59,638,250
PepsiCo Inc	United States	584,000	65,075,120
Philip Morris International Inc	United States	350,000	38,853,500
			223,813,370
Energy 8.3%
Anadarko Petroleum Corp	United States	600,000	29,310,000
Baker Hughes a GE Co., A	United States	725,000	26,549,500
BP PLC, ADR	United Kingdom	1,800,000	69,174,000
Chevron Corp	United States	1,055,000	123,962,500
[a] Energy XXI Gulf Coast Inc	United States	400,000	4,136,000
Halliburton Co	United States	434,821	20,014,811
Occidental Petroleum Corp	United States	436,000	27,995,560
Royal Dutch Shell PLC, A, ADR	United Kingdom	3,021,748	183,057,494
[a] Stone Energy Corp	United States	544,906	15,834,968
[a] Weatherford International PLC	United States	2,500,000	11,450,000
			511,484,833
Financials 5.5%
Bank of America Corp	United States	800,000	20,272,000
[a] Brighthouse Financial Inc	United States	113,191	6,882,013
HSBC Holdings PLC	United Kingdom	3,500,000	34,572,568
JPMorgan Chase & Co	United States	690,100	65,911,451
MetLife Inc	United States	1,245,108	64,683,361
U.S. Bancorp	United States	1,000,000	53,590,000
Wells Fargo & Co	United States	1,700,000	93,755,000
			339,666,393
Health Care 4.9%
AstraZeneca PLC	United Kingdom	750,000	49,801,464
Medtronic PLC	United States	400,000	31,108,000
Merck & Co. Inc	United States	250,000	16,007,500
[a] Mylan NV	United States	628,000	19,700,360
Pfizer Inc	United States	2,638,975	94,211,407
Roche Holding AG	Switzerland	136,500	34,843,866
Sanofi, ADR	France	1,208,292	60,160,859
			305,833,456
Industrials 5.0%
[a] CEVA Holdings LLC	United States	13,012	5,855,517
Deere & Co	United States	240,000	30,141,600
General Electric Co	United States	4,076,200	98,562,516
Republic Services Inc	United States	527,300	34,833,438
Union Pacific Corp	United States	500,000	57,985,000
United Technologies Corp	United States	700,000	81,256,000
			308,634,071

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Information Technology 4.1%
Apple Inc	United States	645,317	$99,456,256
Intel Corp	United States	1,207,000	45,962,560
Microsoft Corp	United States	1,000,000	74,490,000
Oracle Corp	United States	700,632	33,875,557
			253,784,373
Materials 3.9%
BASF SE	Germany	387,500	41,228,358
DowDuPont Inc	United States	1,700,000	117,691,000
Rio Tinto PLC, ADR	United Kingdom	1,800,000	84,942,000
			243,861,358
Real Estate 0.5%
Host Hotels & Resorts Inc	United States	1,500,000	27,735,000
Telecommunication Services 1.2%
BCE Inc	Canada	466,000	21,834,938
Verizon Communications Inc	United States	1,075,000	53,201,750
			75,036,688
Utilities 7.1%
Dominion Energy Inc	United States	1,101,638	84,749,011
Duke Energy Corp	United States	702,500	58,953,800
Great Plains Energy Inc	United States	777,900	23,570,370
NextEra Energy Inc	United States	125,000	18,318,750
PG&E Corp	United States	935,300	63,684,577
PPL Corp	United States	450,000	17,077,500
Public Service Enterprise Group Inc	United States	823,500	38,086,875
Sempra Energy	United States	368,300	42,034,079
The Southern Co	United States	1,062,100	52,191,594
Xcel Energy Inc	United States	810,964	38,374,817
			437,041,373
Total Common Stocks (Cost $2,349,036,361)			2,949,447,976

Equity-Linked Securities 3.9%
Industrials 1.1%
[b] Morgan Stanley into Deere & Co., 6.00%, 144A.	United States	550,000	65,963,076
Information Technology 2.8%
[b] Deutsche Bank AG/London into Apple Inc., 6.00%, 144A	United States	410,000	62,845,799
[b] Goldman Sachs International into Analog Devices Inc., 6.50%, 144A.	United States	570,000	48,492,394
[b] Goldman Sachs International into Intel Corp., 6.00%, 144A	United States	1,700,000	63,496,183
			174,834,376
Total Equity-Linked Securities (Cost $231,228,000)			240,797,452
Convertible Preferred Stocks 2.1%
Financials 1.2%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	34,600	45,030,862
[a] FNMA, 5.375%, cvt. pfd	United States	475	10,212,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	15,000	19,725,000
			74,968,362

|11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares			Value

Convertible Preferred Stocks (continued)
Health Care 0.3%
Allergan PLC, 5.50%, cvt. pfd	United States	9,500			$7,009,290
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd	Israel	25,000			8,616,000
					15,625,290
Industrials 0.1%
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	397			246,140
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	14,711			6,619,905
					6,866,045
Utilities 0.5%
NextEra Energy Inc., 6.371%, cvt. pfd	United States	500,000			33,155,000
Total Convertible Preferred Stocks (Cost $155,580,955)					130,614,697

Preferred Stocks (Cost $4,945,000) 0.1%
Financials 0.1%
Morgan Stanley, 6.375%, pfd., I	United States	197,800			5,605,652
		Principal
		Amount*

Convertible Bonds 1.2%
Energy 0.6%
[b] Chesapeake Energy Corp., cvt., senior note, 144A, 5.50%, 9/15/26	United States	10,000,000			9,225,000
Weatherford International Ltd., cvt., senior note, 5.875%, 7/01/21	United States	22,000,000			24,076,250
					33,301,250
Health Care 0.6%
[b] Bayer Capital Corp BV, cvt., junior sub. note, 144A, 5.625%, 11/22/19	Germany	25,000,000	EUR		36,089,363
Impax Laboratories Inc., cvt., senior note, 2.00%, 6/15/22	United States	2,500,000			2,259,375
					38,348,738
Total Convertible Bonds (Cost $59,874,856)					71,649,988

Corporate Bonds 32.6%
Consumer Discretionary 3.7%
[b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22.	United States	6,300,000			5,874,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	10,000,000			10,350,000
senior bond, 5.75%, 1/15/24	United States	9,000,000			9,371,250
[b] senior bond, 144A, 5.00%, 2/01/28	United States	5,000,000			5,025,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	35,000,000			36,028,125
senior note, 5.875%, 7/15/22	United States	40,000,000			42,600,000
senior note, 5.875%, 11/15/24	United States	9,400,000			9,883,630
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	11,300,000			12,072,524
iHeartCommunications Inc., senior secured note, first lien, 9.00%, 12/15/19	United States	23,000,000			17,652,500
[b] International Game Technology PLC, senior secured note, 144A, 6.25%,
2/15/22	United States	8,500,000			9,409,245
KB Home, senior bond, 7.50%, 9/15/22	United States	6,500,000			7,475,000
[b] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000			2,348,400
[b] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	10,000,000			10,375,000
senior note, 144A, 5.875%, 4/01/23	United States	5,000,000			5,162,500
[b] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	7,500,000			8,090,625
[b] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	10,000,000			10,225,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	7,140,000			7,220,325

				|	12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Discretionary (continued)
[b] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A,
5.50%, 1/15/25	United Kingdom	7,000,000	$7,341,250
[b] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	7,500,000	7,828,125
[b] Ziggo Secured Finance BV, secured bond, 144A, 5.50%, 1/15/27	Netherlands	7,500,000	7,687,500
			232,020,749
Consumer Staples 0.2%
[b] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	12,500,000	12,812,500
Energy 6.8%
[b] Ascent Resources Utica Holdings LLC/ARU Finance Corp., senior note, 144A,
10.00%, 4/01/22.	United States	25,000,000	26,937,500
Bill Barrett Corp.,
senior bond, 7.00%, 10/15/22	United States	17,937,000	17,309,205
senior note, 8.75%, 6/15/25	United States	23,400,000	22,581,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
6.50%, 4/15/21	United States	12,000,000	11,790,000
Chesapeake Energy Corp.,
[b] secured note, second lien, 144A, 8.00%, 12/15/22	United States	38,872,000	42,078,940
senior bond, 6.125%, 2/15/21	United States	16,000,000	16,160,000
[b,c,d] senior bond, 144A, 8.00%, 6/15/27	United States	26,000,000	25,805,000
senior note, 5.375%, 6/15/21	United States	11,045,000	10,575,588
senior note, 4.875%, 4/15/22	United States	5,000,000	4,675,000
senior note, 5.75%, 3/15/23	United States	5,000,000	4,637,500
[b,d] senior note, 144A, 8.00%, 1/15/25.	United States	20,000,000	20,250,000
[e] senior note, FRN, 4.554%, (3-month USD LIBOR + 3.25%), 4/15/19	United States	14,000,000	13,965,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.50%, 5/01/21	United States	5,000,000	4,875,000
[b] Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25.	United States	2,000,000	2,080,000
Kinder Morgan Inc.,
senior bond, 7.75%, 1/15/32	United States	22,000,000	28,321,449
[b] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	7,000,000	7,804,005
[b] McDermott International Inc., second lien, 144A, 8.00%, 5/01/21.	United States	17,592,000	18,251,700
[f] Petroquest Energy Inc., secured note, second lien, PIK, 10.00% (incl. cash
1.00%), 2/15/21	United States	1,786,979	1,349,169
Rex Energy Corp., second lien, 1.00% to 10/01/17, 8.00% thereafter, 10/01/20 .	United States	5,000,000	2,525,000
Sanchez Energy Corp., senior note, 7.75%, 6/15/21.	United States	27,000,000	25,717,500
Stone Energy Corp., senior note, 7.50%, 5/31/22.	United States	6,452,837	6,259,252
[b,f] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 10.75%, 5/15/20	United States	10,330,593	8,840,486
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	9,244,999	6,694,138
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	17,500,000	17,337,075
senior note, 7.75%, 6/15/21	United States	30,000,000	31,312,500
senior note, 4.50%, 4/15/22	United States	11,900,000	11,126,500
senior note, 8.25%, 6/15/23	United States	27,500,000	28,393,750
			417,652,257
Financials 3.1%
[g] Bank of America Corp.,
junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual.	United States	8,000,000	8,830,000
junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,162,500
junior sub. bond, U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	6,000,000	6,202,500
junior sub. bond, X, 6.25% to 9/05/24, FRN thereafter, Perpetual.	United States	6,000,000	6,622,500

|13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Financials (continued)
[g] Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual.	United States	10,000,000	$10,395,500
junior sub. bond, 5.90% to 2/15/23, FRN thereafter, Perpetual.	United States	12,500,000	13,500,000
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual.	United States	4,500,000	4,848,750
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	18,249,000
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	26,143,750
junior sub. bond, Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	10,556,250
[g] JPMorgan Chase & Co.,
junior sub. bond, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	40,000,000	41,250,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual.	United States	3,200,000	3,476,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	10,182,500
[g] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual .	United States	7,300,000	7,614,813
[b] OneMain Financial Holdings Inc.,
senior note, 144A, 6.75%, 12/15/19	United States	6,000,000	6,240,000
senior note, 144A, 7.25%, 12/15/21	United States	5,000,000	5,231,250
[g] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	7,900,000	8,611,000
			193,116,313
Health Care 8.0%
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	69,195,000	67,638,112
senior note, 7.125%, 7/15/20	United States	35,000,000	31,718,750
senior note, 6.875%, 2/01/22	United States	66,900,000	52,767,375
senior secured note, first lien, 6.25%, 3/31/23	United States	30,000,000	29,737,500
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	5,000,000	4,987,500
senior bond, 5.00%, 5/01/25	United States	4,000,000	3,955,000
[b] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	10,000,000	8,150,000
senior note, 144A, 6.00%, 7/15/23.	United States	15,000,000	12,450,000
[b] Endo Finance LLC, senior note, 144A, 5.75%, 1/15/22	United States	22,500,000	19,856,250
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	8,175,000
senior note, 7.50%, 2/15/22	United States	25,000,000	28,742,250
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	11,102,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	9,000,000	8,820,000
Mallinckrodt International Finance SA, senior bond, 4.75%, 4/15/23	United States	5,000,000	4,287,500
[b] Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
senior note, 144A, 5.75%, 8/01/22.	United States	24,200,000	23,776,500
senior note, 144A, 5.625%, 10/15/23	United States	14,300,000	13,388,375
senior note, 144A, 5.50%, 4/15/25.	United States	10,000,000	9,062,500
Tenet Healthcare Corp.,
senior note, 8.125%, 4/01/22	United States	48,000,000	48,960,000
[d] senior note, 6.75%, 6/15/23	United States	58,200,000	55,944,750
[b] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	7,500,000	7,525,800
[b] Valeant Pharmaceuticals International Inc.,
first lien, 144A, 6.50%, 3/15/22	United States	3,000,000	3,172,500
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000	8,283,750
senior note, 144A, 5.375%, 3/15/20	United States	17,000,000	17,042,500
senior note, 144A, 5.875%, 5/15/23	United States	12,500,000	11,078,125

|14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care (continued)
[b] Valeant Pharmaceuticals International Inc., (continued)
senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,500,000	$4,803,750
			495,425,787
Industrials 1.2%
[b] Bombardier Inc., senior bond, 144A, 6.125%, 1/15/23	Canada	5,000,000	4,872,500
[b,f] CEVA Group PLC, senior secured note, first lien, PIK, 144A, 6.00% (all cash),
9/01/20	United Kingdom	13,009,180	13,253,102
[b] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	4,400,000	4,895,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	5,675,000	5,710,611
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,400,000	4,554,000
senior sub. bond, 6.375%, 6/15/26	United States	5,300,000	5,442,464
senior sub. note, 6.00%, 7/15/22	United States	7,700,000	8,008,000
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	3,000,000	3,195,000
[b] XPO Logistics Inc., senior note, 144A, 6.50%, 6/15/22	United States	22,980,000	24,215,175
			74,145,852
Information Technology 2.7%
[b] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	16,500,000	16,974,375
[b] CommScope Inc., senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000	10,500,000
[b] Dell International LLC/EMC Corp.,
senior secured bond, first lien, 144A, 6.02%, 6/15/26.	United States	8,000,000	8,896,096
senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	12,500,000	13,133,524
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	21,100,000	23,169,611
[b] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	5,000,000	5,250,000
senior note, 144A, 7.00%, 12/01/23	United States	25,000,000	26,757,500
NCR Corp.,
senior note, 5.00%, 7/15/22	United States	5,500,000	5,651,250
senior note, 6.375%, 12/15/23	United States	7,000,000	7,483,700
Western Digital Corp.,
senior note, 10.50%, 4/01/24	United States	30,000,000	35,325,000
[b] senior secured note, 144A, 7.375%, 4/01/23.	United States	10,000,000	10,980,000
			164,121,056
Materials 2.0%
[b] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 4.625%, 5/15/23	Luxembourg	15,000,000	15,468,750
senior note, 144A, 7.25%, 5/15/24.	Luxembourg	10,200,000	11,220,000
[b] BWAY Holding Co.,
secured note, 144A, 5.50%, 4/15/24	United States	10,000,000	10,462,500
senior note, 144A, 7.25%, 4/15/25.	United States	23,300,000	24,057,250
[b] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000	15,616,325
[b] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22.	Australia	4,400,000	4,464,900
senior note, 144A, 5.125%, 5/15/24	Australia	6,700,000	6,959,625
senior secured note, 144A, 9.75%, 3/01/22	Australia	27,000,000	30,476,250
[b] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	3,500,000	3,635,625
			122,361,225

|15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Real Estate 0.4%
Equinix Inc., senior bond, 5.375%, 5/15/27	United States	16,500,000		$17,985,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	3,000,000		3,108,750
iStar Inc., senior note, 5.00%, 7/01/19	United States	3,500,000		3,548,125
				24,641,875
Telecommunication Services 2.1%
Sprint Capital Corp., senior note, 6.90%, 5/01/19	United States	13,500,000		14,428,125
Sprint Communications Inc.,
11.50%, 11/15/21	United States	30,000,000		38,281,800
senior note, 7.00%, 8/15/20	United States	7,500,000		8,213,400
[b] senior note, 144A, 9.00%, 11/15/18	United States	11,900,000		12,792,500
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000		43,593,750
senior bond, 7.125%, 6/15/24	United States	8,200,000		9,245,500
senior note, 7.625%, 2/15/25	United States	4,200,000		4,840,500
				131,395,575
Utilities 2.4%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	22,000,000		20,817,500
senior note, 5.375%, 1/15/23	United States	20,000,000		19,553,000
senior note, 5.50%, 2/01/24	United States	16,375,000		15,658,594
Dynegy Inc.,
senior note, 6.75%, 11/01/19	United States	32,494,000		33,712,525
senior note, 7.375%, 11/01/22	United States	20,000,000		20,950,000
senior note, 5.875%, 6/01/23	United States	8,000,000		8,000,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20.	United States	6,600,000		6,303,000
[b] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000		24,380,125
				149,374,744
Total Corporate Bonds (Cost $1,915,672,898)				2,017,067,933

[e] Senior Floating Rate Interests 3.8%
Consumer Discretionary 1.4%
[c] 24 Hour Fitness Worldwide Inc., Term Loan, 5.046%, (LIBOR + 3.75%),
5/28/21	United States	4,500,000		4,506,975
Academy Ltd., Initial Term Loan, 5.232% - 5.318%, (LIBOR + 4.00%), 7/02/22 .	United States	1,584,133		1,081,171
Belk Inc., Closing Date Term Loan, 6.054%, (LIBOR + 4.75%), 12/12/22	United States	24,616,016		20,735,153
BJ’s Wholesale Club Inc.,
Second Lien Initial Term Loans, 8.732%, (LIBOR + 7.50%), 3/24/25	United States	6,000,000		5,760,000
Tranche B Term Loans, 4.982%, (LIBOR + 3.75%), 3/27/24	United States	11,000,000		10,568,591
iHeartCommunications Inc.,
Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	45,864,664		35,499,250
Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	13,142,769		10,119,932
				88,271,072
Consumer Staples 0.2%
Almonde Inc., Dollar Term Loan, 4.817%, (LIBOR + 3.50%), 6/13/24	United States	15,000,000		15,079,725
Energy 0.2%
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	11,000,000		9,900,000
Financials 0.3%
First Eagle Holdings Inc., Initial Term Loans, 4.833%, (LIBOR + 3.50%),
12/01/22	United States	19,950,000		20,169,450

			|	16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[e] Senior Floating Rate Interests (continued)
Health Care 0.4%
[c] Community Health Systems Inc., Term Loan H, 4.317%, (LIBOR + 3.00%),
1/15/21	United States	7,700,000	$7,670,055
Vizient Inc., Term B-3 Loans, 4.735%, (LIBOR + 3.50%), 5/02/24	United States	17,204,902	17,425,348
			25,095,403
Industrials 0.7%
CEVA Group PLC, Pre-Funded L/C, 6.50%, (LIBOR + 5.50%), 3/19/21	United Kingdom	4,865,761	4,719,788
CEVA Intercompany BV, Dutch BV Term Loan, 6.814%, (LIBOR + 5.50%),
3/19/21	United Kingdom	4,951,575	4,803,028
CEVA Logistics Canada ULC, Canadian Term Loan, 6.814%, (LIBOR +
5.50%), 3/19/21	Canada	853,720	828,108
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.814%, (LIBOR + 5.50%),
3/19/21	United Kingdom	6,829,759	6,624,866
Commercial Barge Line Co., Initial Term Loan, 9.985%, (LIBOR + 8.75%),
11/12/20	United States	9,250,000	7,383,812
Navistar Inc., Tranche B Term Loans, 5.24%, (LIBOR + 4.00%), 8/07/20	United States	5,974,604	6,028,124
Vertiv Group Corp., Term B Loans, 5.239%, (LIBOR + 4.00%), 11/30/23	United States	11,031,465	11,114,202
			41,501,928
Information Technology 0.2%
MH Sub I LLC and Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 4.82%, (LIBOR + 3.50%), 9/15/24	United States	5,000,000	4,979,910
[c,h] Second Lien Initial Term Loan, TBD, 9/15/25	United States	5,000,000	4,990,625
			9,970,535
Telecommunication Services 0.1%
[c,h] Securus Technologies Holdings Inc., Second Lien Term Loan, TBD, 6/30/25	United States	6,000,000	6,054,378
Utilities 0.3%
[c] Intergen NV, Term Advance, 5.84%, (LIBOR + 4.50%), 6/13/20	Netherlands	4,068,131	4,069,405
Talen Energy Supply LLC,
Term B-1 Loans, 5.235%, (LIBOR + 4.00%), 7/15/23	United States	5,970,000	5,860,552
Tranche B-2 Term Loan, 5.235%, (LIBOR + 4.00%), 4/13/24	United States	7,952,000	7,807,870
			17,737,827
Total Senior Floating Rate Interests (Cost $247,738,819)			233,780,318

		Shares

Escrows and Litigation Trusts (Cost $62,603) 0.0%
[a,i] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—

	Number of	Notional
	Contracts	Amount*

Options Purchased (Cost $2,120,000) 0.0%†
Calls - Exchange-Traded
CBOE SPX Volatility Index, December Strike Price $15, Expires 12/20/17	10,000	1,000,000	1,600,000
Total Investments before Short Term Investments
(Cost $4,966,259,492)			5,650,564,016

|17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Income VIP Fund (continued)
	Country	Shares	Value
Short Term Investments 8.8%
Money Market Funds (Cost $536,802,178) 8.7%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	United States	536,802,178	$536,802,178
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds (Cost $4,185,000) 0.1%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	United States	4,185,000	4,185,000

		Principal
		Amount*
Repurchase Agreement (Cost $361,043) 0.0%†
[l] Joint Repurchase Agreement, 1.04%, 10/02/17 (Maturity Value $361,074)
BNP Paribas Securities Corp.
Collateralized by [m]U.S. Treasury Bill, 3/18/18; U.S.Treasury Note, 1.75%,
12/31/20; U.S. Treasury Strip, 5/15/19 - 5/15/22 (Valued at $368,264)	United States	361,043	361,043
Total Investments from Cash Collateral Received for
Loaned Securities (Cost $4,546,043)			4,546,043
Total Investments (Cost $5,507,607,713) 100.2%			6,191,912,237
Other Assets, less Liabilities (0.2)%			(10,610,467)
Net Assets 100.0%			$6,181,301,770

See Abbreviations on page 112.

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $1,016,745,836, representing 16.4% of net assets.
cA portion or all of the security purchased on a delayed delivery basis.
dA portion or all of the security is on loan at September 30, 2017.
eThe coupon rate shown represents the rate at period end.
fIncome may be received in additional securities and/or cash.
gPerpetual security with no stated maturity date.
hA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
iFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
jSee Note 10 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.
lInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.
mThe security was issued on a discount basis with no stated coupon rate.

|18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Large Cap Growth VIP Fund
	Shares	Value

Common Stocks 99.7%
Consumer Discretionary 12.9%
[a] Amazon.com Inc	7,219	$6,939,986
[a] Charter Communications Inc., A	5,539	2,012,983
Comcast Corp., A	40,632	1,563,519
Delphi Automotive PLC	6,307	620,609
Las Vegas Sands Corp	21,675	1,390,668
[a] The Priceline Group Inc	887	1,623,937
Starbucks Corp	15,833	850,391
The Walt Disney Co	8,291	817,244
		15,819,337
Consumer Staples 3.7%
Constellation Brands Inc., A	9,237	1,842,320
[a] Hostess Brands Inc., A	21,880	298,881
[a] Monster Beverage Corp	22,314	1,232,848
Pinnacle Foods Inc	19,940	1,139,970
		4,514,019
Energy 2.1%
Anadarko Petroleum Corp	21,205	1,035,864
[a] Diamondback Energy Inc	6,618	648,300
Halliburton Co	20,166	928,241
		2,612,405
Financials 7.0%
[a] Athene Holding Ltd., A	25,034	1,347,831
The Charles Schwab Corp	46,144	2,018,339
Intercontinental Exchange Inc	9,994	686,588
MarketAxess Holdings Inc	8,346	1,539,920
S&P Global Inc	6,821	1,066,190
[a] Signature Bank	6,551	838,790
[a] SVB Financial Group	5,659	1,058,742
		8,556,400
Health Care 11.8%
[a] ABIOMED Inc	3,745	631,407
Allergan PLC	2,794	572,630
[a] Biogen Inc	2,189	685,420
Bristol-Myers Squibb Co	25,121	1,601,212
[a] Celgene Corp	23,851	3,477,953
[a] Clovis Oncology Inc	8,332	686,557
[a] Edwards Lifesciences Corp	13,215	1,444,532
[a] Heron Therapeutics Inc	29,654	478,912
[a] Incyte Corp	10,944	1,277,602
Medtronic PLC	8,622	670,533
[a] Nevro Corp	8,509	773,298
UnitedHealth Group Inc	11,008	2,155,917
		14,455,973
Industrials 7.2%
Allegiant Travel Co	3,090	406,953
[a] Azul SA, ADR (Brazil)	13,900	381,555
General Electric Co	25,329	612,455
Honeywell International Inc	9,684	1,372,610
[a] IHS Markit Ltd	37,138	1,637,043

Quarterly Statement of Investments | See Notes to Statements of Investments. | 19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Industrials (continued)
Raytheon Co	11,235	$2,096,226
Rockwell Automation Inc	4,011	714,801
Roper Technologies Inc	3,484	848,006
[a] Univar Inc	27,928	807,957
		8,877,606
Information Technology 46.3%
[a] Adobe Systems Inc	15,928	2,376,139
[a] Alphabet Inc., A	3,876	3,774,139
[a] Alphabet Inc., C	1,084	1,039,675
Analog Devices Inc	10,418	897,719
Apple Inc	41,101	6,334,486
Applied Materials Inc	26,754	1,393,616
[a] Autodesk Inc	17,374	1,950,405
Broadcom Ltd	10,881	2,639,078
[a] CoStar Group Inc	4,719	1,265,872
[a] Electronic Arts Inc	10,976	1,295,826
[a] Facebook Inc., A	39,719	6,786,785
[a] Fiserv Inc	7,846	1,011,820
[a] InterXion Holding NV (Netherlands)	18,366	935,380
KLA-Tencor Corp	6,030	639,180
Mastercard Inc., A	37,116	5,240,779
Microsoft Corp	57,706	4,298,520
Monolithic Power Systems	6,352	676,806
NVIDIA Corp	11,371	2,032,794
[a] Palo Alto Networks Inc	5,828	839,815
[a] PayPal Holdings Inc	9,554	611,743
[a] Q2 Holdings Inc	7,805	325,078
[a] Salesforce.com Inc	17,235	1,610,094
[a] ServiceNow Inc	19,578	2,301,002
Visa Inc., A	46,274	4,869,876
Xilinx Inc	14,649	1,037,589
[a] Zendesk Inc	20,414	594,251
		56,778,467
Materials 2.4%
Albemarle Corp	4,694	639,839
[a] Axalta Coating Systems Ltd	24,793	717,014
Ecolab Inc	6,090	783,235
[a] Ingevity Corp	14,060	878,328
		3,018,416
Real Estate 5.5%
American Tower Corp	13,587	1,857,071
Equinix Inc	4,255	1,899,006
[a] SBA Communications Corp., A	21,154	3,047,234
		6,803,311

|20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Large Cap Growth VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Telecommunication Services 0.8%
[a] T-Mobile U.S. Inc	15,127	$932,731
Total Common Stocks (Cost $72,489,211) 99.7%		122,368,665
Other Assets, less Liabilities 0.3%		343,175
Net Assets 100.0%		$122,711,840

See Abbreviations on page 112.
[a]Non-income producing.

|21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual Global Discovery VIP Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 89.9%
Aerospace & Defense 0.2%
[a] KLX Inc	United States	25,977	$1,374,963
Auto Components 0.4%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	424,073	17,056
[a,b,c] International Automotive Components Group North America LLC	United States	4,052,916	2,854,582
			2,871,638
Automobiles 1.1%
General Motors Co	United States	192,700	7,781,226
Banks 15.4%
Barclays PLC	United Kingdom	2,052,511	5,318,227
BNP Paribas SA	France	117,870	9,505,934
Capital Bank Financial Corp., A	United States	33,694	1,383,139
[d] Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	11,080,298
CIT Group Inc	United States	136,169	6,679,089
Citigroup Inc	United States	189,850	13,809,689
Citizens Financial Group Inc	United States	310,923	11,774,654
HSBC Holdings PLC	United Kingdom	438,755	4,333,968
JPMorgan Chase & Co	United States	96,110	9,179,466
PNC Financial Services Group Inc	United States	42,131	5,677,995
Societe Generale SA	France	118,614	6,942,837
[a] Standard Chartered PLC	United Kingdom	374,211	3,718,977
[a] Unicaja Banco SA	Spain	1,141,179	1,753,016
Wells Fargo & Co	United States	256,320	14,136,048
			105,293,337
Beverages 0.8%
PepsiCo Inc	United States	46,497	5,181,161
Building Products 0.3%
Johnson Controls International PLC	United States	59,006	2,377,352
Capital Markets 0.4%
[a] Guotai Junan Securities Co. Ltd	China	1,275,797	2,750,305
Chemicals 1.1%
Monsanto Co	United States	64,910	7,777,516
Communications Equipment 2.8%
Cisco Systems Inc	United States	359,180	12,079,223
Nokia OYJ, A.	Finland	611,269	3,669,315
Nokia OYJ, ADR	Finland	519,486	3,106,526
			18,855,064
Construction Materials 0.7%
LafargeHolcim Ltd., B.	Switzerland	78,676	4,598,370
Consumer Finance 1.3%
Ally Financial Inc	United States	151,600	3,677,816
Capital One Financial Corp	United States	60,788	5,146,312
			8,824,128
Diversified Financial Services 1.4%
[a,b,c] Hightower Holding LLC, B, Series II	United States	1,775,736	5,818,377
Voya Financial Inc	United States	101,650	4,054,818
			9,873,195

Quarterly Statement of Investments | See Notes to Statements of Investments. | 22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Diversified Telecommunication Services 2.1%
China Telecom Corp. Ltd., H	China	13,642,104	$6,985,517
Koninklijke KPN NV	Netherlands	979,670	3,362,907
[a] Telecom Italia SpA	Italy	4,563,482	4,273,507
			14,621,931
Energy Equipment & Services 1.0%
Baker Hughes a GE Co., A	United States	178,964	6,553,662
Food & Staples Retailing 2.5%
CVS Health Corp	United States	84,991	6,911,468
[a] METRO AG.	Germany	69,342	1,465,461
[a] Rite Aid Corp	United States	391,098	766,552
Walgreens Boots Alliance Inc	United States	102,904	7,946,247
			17,089,728
Health Care Equipment & Supplies 5.4%
Koninklijke Philips NV.	Netherlands	328,294	13,550,346
Medtronic PLC	United States	196,610	15,290,360
Stryker Corp	United States	56,568	8,033,787
			36,874,493
Hotels, Restaurants & Leisure 2.4%
Accor SA	France	265,211	13,173,204
Sands China Ltd	Hong Kong	648,800	3,376,204
			16,549,408
Independent Power & Renewable Electricity Producers 0.5%
Vistra Energy Corp	United States	199,533	3,729,272
Industrial Conglomerates 1.6%
General Electric Co	United States	445,700	10,777,026
Insurance 8.8%
[a] Alleghany Corp	United States	2,730	1,512,447
American International Group Inc	United States	204,833	12,574,698
[a] Brighthouse Financial Inc	United States	9,138	555,590
China Pacific Insurance Group Co. Ltd., H	China	845,908	3,643,891
Chubb Ltd	United States	53,066	7,564,558
The Hartford Financial Services Group Inc	United States	68,896	3,818,905
MetLife Inc	United States	100,526	5,222,326
NN Group NV	Netherlands	323,882	13,551,944
T&D Holdings Inc	Japan	199,721	2,897,631
XL Group Ltd	Bermuda	235,290	9,282,191
			60,624,181
IT Services 1.7%
Cognizant Technology Solutions Corp., A	United States	130,860	9,492,584
DXC Technology Co	United States	25,657	2,203,423
			11,696,007
Machinery 0.6%
Caterpillar Inc	United States	33,775	4,212,080
Media 7.4%
[a] Charter Communications Inc., A	United States	30,386	11,042,880
[a] DISH Network Corp., A.	United States	124,103	6,730,106
Sky PLC	United Kingdom	538,425	6,602,121
Time Warner Inc	United States	146,582	15,017,326

|23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Media (continued)
The Walt Disney Co	United States	115,330	$11,368,078
			50,760,511
Metals & Mining 1.5%
[a] Freeport-McMoRan Inc	United States	186,260	2,615,090
thyssenkrupp AG	Germany	221,430	6,560,943
[b,c] Warrior Met Coal Inc	United States	54,024	1,257,192
			10,433,225
Multi-Utilities 0.4%
innogy SE	Germany	63,784	2,838,071
Oil, Gas & Consumable Fuels 7.9%
Apache Corp	United States	70,359	3,222,442
BP PLC	United Kingdom	1,028,014	6,575,483
Crescent Point Energy Corp	Canada	506,700	4,069,358
JXTG Holdings Inc	Japan	401,432	2,064,029
Kinder Morgan Inc	United States	391,270	7,504,559
Marathon Oil Corp	United States	438,465	5,945,585
Plains All American Pipeline LP	United States	169,000	3,581,110
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	327,191	9,886,007
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	5,406,008
The Williams Cos. Inc	United States	196,601	5,899,996
			54,154,577
Pharmaceuticals 8.4%
Eli Lilly & Co	United States	165,580	14,163,713
GlaxoSmithKline PLC	United Kingdom	310,584	6,195,339
Merck & Co. Inc	United States	267,118	17,103,566
Novartis AG, ADR	Switzerland	176,221	15,128,573
Teva Pharmaceutical Industries Ltd., ADR	Israel	274,328	4,828,173
			57,419,364
Software 5.3%
[a] Check Point Software Technologies Ltd	Israel	101,567	11,580,669
[a] Dell Technologies Inc., V	United States	33,415	2,579,972
Microsoft Corp	United States	158,936	11,839,143
Symantec Corp	United States	305,861	10,035,299
			36,035,083
Specialty Retail 0.7%
CECONOMY AG	Germany	96,393	1,134,813
Kingfisher PLC	United Kingdom	985,543	3,942,368
			5,077,181
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co	United States	298,680	4,393,583
Lenovo Group Ltd	China	1,500,454	827,860
			5,221,443
Tobacco 3.5%
Altria Group Inc	United States	107,584	6,822,977
British American Tobacco PLC	United Kingdom	188,332	11,791,367
British American Tobacco PLC, ADR	United Kingdom	83,985	5,244,863
			23,859,207

|24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Shares/
	Country	Units	Value

Common Stocks and Other Equity Interests (continued)
Wireless Telecommunication Services 1.5%
Vodafone Group PLC	United Kingdom	3,618,505	$10,125,043
Total Common Stocks and Other Equity Interests
(Cost $475,560,590)			616,209,748

Management Investment Companies (Cost $3,174,848) 0.5%
Diversified Financial Services 0.5%
[a] Altaba Inc	United States	48,675	3,224,232

Preferred Stocks (Cost $7,441,859) 0.9%
Automobiles 0.9%
[e] Volkswagen AG, 1.493%, pfd	Germany	40,296	6,570,976

		Principal
		Amount

Corporate Notes and Senior Floating Rate Interests 2.9%
[f] Avaya Inc., DIP Facility, 8.735% - 8.737%, (LIBOR + 6.50% - 7.50%), 1/23/18.	United States	$902,000	912,148
[f] Belk Inc., Closing Date Term Loan, 6.054%, (LIBOR + 4.75%), 12/12/22	United States	941,593	793,146
[f] Cumulus Media Holdings Inc., Term Loans, 4.49%, (LIBOR + 3.25%), 12/23/20	United States	2,479,089	2,051,446
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	1,606,000	1,407,257
senior note, 11.00%, 9/15/25	United States	4,065,000	3,450,169
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	3,978,720
[f] Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	6,889,154	5,332,205
[f] Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	2,213,881	1,704,688
Total Corporate Notes and Senior Floating Rate Interests
(Cost $22,920,078)			19,629,779

Corporate Notes and Senior Floating Rate Interests in
Reorganization 0.4%
[g] Avaya Inc.,
[d] senior note, 144A, 10.50%, 3/01/21	United States	1,270,000	57,150
[f] Term B-7 Loan, 4.13%, 5/29/20.	United States	1,240,000	1,061,750
[b,c,g] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[f,g] Caesars Entertainment Operating Co. Inc., Term B-7 Loans, 1.50%, 3/01/17	United States	1,110,195	1,419,662
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $3,171,682)			2,538,562

		Shares

Companies in Liquidation 0.1%
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,h] Lehman Brothers Holdings Inc., Bankruptcy Claim.	United States	17,348,669	385,140
[a,b] NewPage Corp., Litigation Trust.	United States	4,854,000	—
[a,b,i] Tribune Media, Litigation Trust, Contingent Distribution	United States	56,997	—
[a,b] Vistra Energy Corp., Litigation Trust	United States	11,807,264	136,964
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	199,534	194,546
Total Companies in Liquidation (Cost $2,240,363)			716,650

|25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)
		Principal
	Country	Amount	Value
Municipal Bonds in Reorganization (Cost $2,115,501) 0.1%
[g] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$2,261,000	$1,102,238
Total Investments before Short Term Investments
(Cost $516,624,921)			649,992,185

Short Term Investments 5.1%
U.S. Government and Agency Securities 5.0%
[j] FHLB, 10/02/17	United States	15,200,000	15,200,000
[j] U.S. Treasury Bill,
[k] 11/02/17 - 2/01/18	United States	9,500,000	9,478,471
10/12/17 - 3/22/18	United States	9,500,000	9,481,973
Total U.S. Government and Agency Securities
(Cost $34,156,675)			34,160,444
Senior Floating Rate Interests in Reorganization (Cost $346,820) 0.1%
[f,g] Avaya Inc., Term B-3 Loan, 7.75%, 10/26/17	United States	428,000	361,660
Total Investments (Cost $551,128,416) 99.9%			684,514,289
Securities Sold Short (0.4)%			(3,059,693)
Other Assets, less Liabilities 0.5%			4,052,275
Net Assets 100.0%			$685,506,871

		Shares
Securities Sold Short (0.4)%
Common Stocks (0.4)%
Internet Software & Services (0.4)%
Alibaba Group Holding Ltd., ADR	China	15,577	(2,690,304)
Yahoo Japan Corp	Japan	77,883	(369,389)
Total Securities Sold Short (Proceeds $3,069,478)			$(3,059,693)

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $11,137,448, representing 1.6% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fThe coupon rate shown represents the rate at period end.
gDefaulted security or security for which income has been deemed uncollectible.
hBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
iContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
jThe security was issued on a discount basis with no stated coupon rate.
kA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $6,381,541, representing 0.9% of net assets.

|26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Global Discovery VIP Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional Expiration		Appreciation
Description			Type	Contracts	Amount*	Date (Depreciation)
Currency Contracts
EUR/USD			Short	210	$31,144,313	12/18/17	$578,014
GBP/USD			Short	272	22,846,300	12/18/17	(364,168)
Total Futures Contracts.							$213,846

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	568,816	$682,032	10/18/17	$—	$(9,189)
Euro	HSBK	Buy	462,198	554,733	10/18/17	—	(8,007)
Euro	HSBK	Sell	56,747,239	66,594,360	10/18/17	—	(530,945)
Euro	SSBT	Buy	211,891	254,754	10/18/17	—	(4,112)
Euro	SSBT	Sell	518,547	621,046	10/18/17	7,666	—
Euro	UBSW	Buy	116,403	138,845	10/18/17	—	(1,154)
British Pound	BOFA	Buy	437,033	568,862	10/24/17	17,296	—
British Pound	BOFA	Buy	514,168	696,370	10/24/17	—	(6,757)
British Pound	BOFA	Sell	28,767,732	37,471,409	10/24/17	—	(1,112,560)
British Pound	BONY	Buy	95,000	129,035	10/24/17	—	(1,618)
British Pound	HSBK	Buy	181,870	233,889	10/24/17	10,039	—
British Pound	HSBK	Buy	399,618	542,662	10/24/17	—	(6,685)
British Pound	SSBT	Buy	45,756	60,445	10/24/17	924	—
British Pound	UBSW	Buy	256,183	330,266	10/24/17	13,333	—
Japanese Yen	HSBK	Sell	307,744,849	2,821,101	10/30/17	83,517	—
South Korean Won	HSBK	Buy	11,508,275	10,164	11/10/17	—	(110)
South Korean Won	HSBK	Sell	11,508,275	10,147	11/10/17	93	—
South Korean Won	UBSW	Buy	436,439,725	386,618	11/10/17	—	(5,328)
South Korean Won	UBSW	Sell	436,439,725	384,867	11/10/17	3,578	—
Total Forward Exchange Contracts						$136,446	$(1,686,465)
Net unrealized appreciation (depreciation)							$(1,550,019)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 112.

|27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Mutual Shares VIP Fund
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests 87.4%
Aerospace & Defense 0.2%
[a] KLX Inc	United States	177,229	$9,380,731
Auto Components 0.7%
The Goodyear Tire & Rubber Co	United States	632,638	21,035,214
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	1,730,515	69,601
[a,b,c] International Automotive Components Group North America LLC.	United States	15,382,424	10,834,272
			31,939,087
Automobiles 1.3%
General Motors Co	United States	1,343,330	54,243,665
Banks 9.4%
Barclays PLC	United Kingdom	10,534,300	27,295,248
CIT Group Inc	United States	757,326	37,146,840
Citigroup Inc	United States	926,419	67,387,718
Citizens Financial Group Inc	United States	1,851,966	70,133,953
[a] FCB Financial Holdings Inc., A.	United States	493,723	23,846,821
Guaranty Bancorp	United States	209,583	5,826,407
JPMorgan Chase & Co	United States	757,320	72,331,633
PNC Financial Services Group Inc	United States	365,939	49,317,599
State Bank Financial Corp	United States	352,200	10,090,530
Wells Fargo & Co	United States	698,860	38,542,129
			401,918,878
Beverages 0.8%
PepsiCo Inc	United States	319,942	35,651,137
Building Products 0.4%
Johnson Controls International PLC	United States	369,703	14,895,334
Chemicals 1.1%
[a,b,d] Dow Corning Corp., Contingent Distribution	United States	100,000	—
Monsanto Co	United States	405,580	48,596,596
			48,596,596
Communications Equipment 2.7%
Cisco Systems Inc	United States	2,183,380	73,427,070
Nokia OYJ, A	Finland	3,670,248	22,031,698
Nokia OYJ, ADR	Finland	3,299,845	19,733,073
			115,191,841
Construction & Engineering 0.5%
Fluor Corp	United States	528,682	22,257,512
Construction Materials 0.8%
LafargeHolcim Ltd., B	Switzerland	547,060	31,973,974
Consumer Finance 1.4%
Ally Financial Inc	United States	943,970	22,900,712
Capital One Financial Corp	United States	436,885	36,986,684
			59,887,396
Containers & Packaging 2.0%
International Paper Co	United States	878,375	49,909,267
WestRock Co	United States	643,812	36,523,455
			86,432,722
Diversified Financial Services 0.9%
Voya Financial Inc	United States	959,810	38,286,821
Diversified Telecommunication Services 0.7%
Koninklijke KPN NV	Netherlands	8,378,890	28,762,158
Electrical Equipment 1.2%
[a] Sensata Technologies Holding NV	United States	1,104,530	53,094,757

Quarterly Statement of Investments | See Notes to Statements of Investments. | 28

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Energy Equipment & Services 0.9%
Baker Hughes a GE Co., A	United States	1,003,685	$36,754,945
[a,b,c] Gulfmark Offshore Inc	United States	48,169	8,420
			36,763,365
Equity Real Estate Investment Trusts (REITs) 1.5%
Alexander’s Inc	United States	40,126	17,017,035
[a] JBG SMITH Properties	United States	195,298	6,681,145
Vornado Realty Trust	United States	548,303	42,153,535
			65,851,715
Food & Staples Retailing 3.9%
CVS Health Corp	United States	821,861	66,833,736
The Kroger Co	United States	2,243,460	45,003,808
[a] Rite Aid Corp	United States	2,439,970	4,782,341
Walgreens Boots Alliance Inc	United States	628,158	48,506,361
			165,126,246
Health Care Equipment & Supplies 4.5%
Medtronic PLC	United States	1,701,212	132,303,257
Stryker Corp	United States	440,091	62,501,724
			194,804,981
Household Products 0.3%
Energizer Holdings Inc	United States	292,906	13,488,321
Independent Power & Renewable Electricity Producers 1.0%
Vistra Energy Corp	United States	2,184,095	40,820,736
Industrial Conglomerates 1.6%
General Electric Co	United States	2,795,100	67,585,518
Insurance 7.9%
[a] Alleghany Corp	United States	102,188	56,613,174
American International Group Inc	United States	1,369,996	84,104,055
[a] Brighthouse Financial Inc	United States	88,836	5,401,229
Chubb Ltd	United States	319,645	45,565,395
The Hartford Financial Services Group Inc	United States	441,878	24,493,297
MetLife Inc	United States	977,203	50,765,696
White Mountains Insurance Group Ltd	United States	8,162	6,994,834
XL Group Ltd	Bermuda	1,639,580	64,681,431
			338,619,111
IT Services 1.8%
Cognizant Technology Solutions Corp., A	United States	822,270	59,647,466
DXC Technology Co	United States	177,792	15,268,777
			74,916,243
Machinery 2.0%
Caterpillar Inc	United States	355,506	44,335,153
CNH Industrial NV	United Kingdom	888,427	10,666,067
CNH Industrial NV, special voting	United Kingdom	1,844,814	22,148,032
Federal Signal Corp	United States	436,079	9,279,761
			86,429,013
Media 7.8%
[a] Charter Communications Inc., A	United States	237,513	86,316,974
[a] DISH Network Corp., A	United States	778,183	42,200,864
Sky PLC	United Kingdom	3,381,508	41,463,762
Time Warner Inc	United States	918,888	94,140,076
The Walt Disney Co	United States	720,397	71,009,532
			335,131,208

|29

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Shares/
	Country	Units	Value
Common Stocks and Other Equity Interests (continued)
Metals & Mining 1.0%
thyssenkrupp AG	Germany	1,147,037	$33,986,561
[b,c] Warrior Met Coal Inc	United States	361,612	8,415,067
			42,401,628
Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp	United States	512,870	25,053,699
Apache Corp	United States	653,346	29,923,247
BP PLC	United Kingdom	4,322,322	27,646,855
Kinder Morgan Inc	United States	3,158,940	60,588,469
Marathon Oil Corp	United States	2,991,878	40,569,866
Plains All American Pipeline LP	United States	1,058,500	22,429,615
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,916,196	57,897,459
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	927,720	27,954,196
The Williams Cos. Inc	United States	1,751,598	52,565,456
			344,628,862
Pharmaceuticals 8.0%
Eli Lilly & Co	United States	1,243,936	106,406,285
Merck & Co. Inc	United States	1,859,048	119,034,844
Novartis AG, ADR	Switzerland	1,026,481	88,123,394
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,733,043	30,501,557
			344,066,080
Professional Services 0.9%
RELX PLC.	United Kingdom	1,702,110	37,339,929
Software 5.6%
CA Inc	United States	1,442,532	48,151,718
[a] Dell Technologies Inc., V	United States	198,331	15,313,137
Microsoft Corp	United States	1,264,147	94,166,310
Symantec Corp	United States	2,545,661	83,523,137
			241,154,302
Technology Hardware, Storage & Peripherals 2.3%
Hewlett Packard Enterprise Co	United States	2,069,667	30,444,802
Samsung Electronics Co. Ltd	South Korea	30,959	69,308,975
			99,753,777
Tobacco 3.8%
Altria Group Inc	United States	638,788	40,511,935
British American Tobacco PLC	United Kingdom	1,188,947	74,439,341
British American Tobacco PLC, ADR.	United Kingdom	446,833	27,904,721
Imperial Brands PLC.	United Kingdom	487,268	20,791,132
			163,647,129
Wireless Telecommunication Services 0.5%
Vodafone Group PLC	United Kingdom	8,229,954	23,028,470
Total Common Stocks and Other Equity Interests
(Cost $2,795,220,345)			3,748,069,243

Management Investment Companies (Cost $19,902,795) 0.5%
Diversified Financial Services 0.5%
[a] Altaba Inc	United States	305,138	20,212,341

		Principal
		Amount
Corporate Notes and Senior Floating Rate Interests 2.9%
[e] Avaya Inc., DIP Facility, 8.735% - 8.737%, (LIBOR + 6.50% - 7.50%), 1/23/18	United States	$5,756,000	5,820,755
[e] Belk Inc., Closing Date Term Loan, 6.054%, (LIBOR + 4.75%), 12/12/22	United States	5,725,369	4,822,730
[e] Cumulus Media Holdings Inc., Term Loans, 4.49%, (LIBOR + 3.25%), 12/23/20	United States	15,700,806	12,992,417

|30

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Principal
	Country	Amount	Value

Corporate Notes and Senior Floating Rate Interests (continued)
Frontier Communications Corp.,
senior note, 10.50%, 9/15/22	United States	$10,136,000	$8,881,670
senior note, 11.00%, 9/15/25	United States	25,535,000	21,672,831
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	20,299,608
[e] Tranche D Term Loan, 8.083%, (LIBOR + 6.75%), 1/30/19	United States	34,746,619	26,893,883
[e] Tranche E Term Loan, 8.833%, (LIBOR + 7.50%), 7/30/19	United States	11,168,253	8,599,555
[e,f] Toys R US-Delaware Inc., (DIP), 9.985%, (LIBOR + 8.75%), 1/18/19	United States	12,813,111	13,037,342
Total Corporate Notes and Senior Floating Rate Interests
(Cost $139,765,153)			123,020,791

Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.9%
[g] Avaya Inc.,
[h] senior note, 144A, 10.50%, 3/01/21	United States	22,449,000	1,010,205
[h] senior secured note, 144A, 7.00%, 4/01/19	United States	7,870,000	6,689,500
[e] Term B-3 Loan, 7.63%, 10/26/17	United States	15,539,927	13,131,238
[e,i] Term B-6 Loan, 4.13%, 3/30/18	United States	3,248,721	2,749,230
[e,i] Term B-7 Loan, 4.13%, 5/29/20	United States	15,729,619	13,468,487
[b,c,g] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12.	United States	1,754	—
[e,g] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	3,069,560	3,655,334
Term B-6-B Loans, 1.50%, 3/01/17	United States	14,634,842	17,708,159
Term B-7 Loans, 1.50%, 3/01/17	United States	9,298,589	11,890,570
[e,g] Toys R US-Delaware Inc., Term B-4 Loan, 5.033%, (LIBOR + 4.375%), 4/24/20	United States	21,079,272	12,717,757
Total Corporate Notes and Senior Floating Rate Interests in
Reorganization (Cost $102,855,958)			83,020,480

		Shares

Companies in Liquidation 0.2%
[a,b,c,j] CB FIM Coinvestors LLC	United States	6,400,507	—
[a,b,c] FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	3,198,105
[a,b,d] Tribune Media, Litigation Trust, Contingent Distribution	United States	394,551	—
[a,b] Vistra Energy Corp., Litigation Trust	United States	129,926,405	1,507,147
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	2,184,095	2,129,492
Total Companies in Liquidation (Cost $20,981,905)			6,834,744

		Principal
		Amount

Municipal Bonds in Reorganization (Cost $17,936,642) 0.2%
[g] Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	$20,409,000	9,949,388
Total Investments before Short Term Investments
(Cost $3,096,662,798)			3,991,106,987

|31

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)
		Principal
	Country	Amount	Value
Short Term Investments 5.9%
U.S. Government and Agency Securities 5.9%
[l] FHLB, 10/02/17	United States	$46,000,000	$46,000,000
[l] U.S. Treasury Bill,
[m] 12/21/17 - 3/22/18	United States	45,000,000	44,817,394
10/05/17 - 3/29/18	United States	159,500,000	159,357,595
Total U.S. Government and Agency Securities
(Cost $250,141,344)			250,174,989
Total Investments (Cost $3,346,804,142) 99.0%			4,241,281,976
Securities Sold Short (0.4)%.			(19,179,665)
Other Assets, less Liabilities 1.4%			64,167,522
Net Assets 100.0%.			$4,286,269,833

		Shares
Securities Sold Short (0.4)%
Common Stocks (0.4)%
Internet Software & Services (0.4)%
Alibaba Group Holding Ltd., ADR	China	97,644	(16,864,095)
Yahoo Japan Corp	Japan	488,221	(2,315,570)
Total Securities Sold Short (Proceeds $19,240,939)			$(19,179,665)

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eThe coupon rate shown represents the rate at period end.
fSee Note 7 regarding unfunded loan commitments.
gDefaulted security or security for which income has been deemed uncollectible.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $7,699,705, representing 0.2% of net assets.
iA portion or all of the security purchased on a delayed delivery basis.
jSee Note 8 regarding holdings of 5% voting securities.
kBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
lThe security was issued on a discount basis with no stated coupon rate.
mA portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At September 30, 2017, the aggregate value of these securities and/or cash pledged amounted to $32,303,357, representing 0.8% of net assets.

|32

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Mutual Shares VIP Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

							Value/
							Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Currency Contracts
EUR/USD.			Short	478	$70,890,387	12/18/17	$1,311,847
GBP/USD.			Short	1,341	112,635,619	12/18/17	(1,736,820)
Total Futures Contracts.							$(424,973)

*as of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Buy	478,354	$564,015	10/18/17	$1,821	$—
Euro	BOFA	Buy	1,004,881	1,204,526	10/18/17	—	(15,870)
Euro	HSBK	Buy	1,922,419	2,304,825	10/18/17	—	(30,830)
Euro	HSBK	Sell	98,783,613	115,925,139	10/18/17	—	(924,251)
Euro	SSBT	Buy	468,216	563,227	10/18/17	—	(9,383)
British Pound	BOFA	Buy	1,135,609	1,472,516	10/24/17	50,591	—
British Pound	BOFA	Buy	2,642,618	3,573,252	10/24/17	—	(28,910)
British Pound	BOFA	Sell	69,931,459	91,089,222	10/24/17	—	(2,704,522)
British Pound	HSBK	Buy	910,851	1,168,728	10/24/17	52,928	—
British Pound	HSBK	Buy	1,037,241	1,407,482	10/24/17	—	(16,310)
British Pound	UBSW	Buy	277,700	357,578	10/24/17	14,880	—
South Korean Won	HSBK	Sell	56,512,586,936	49,855,215	11/10/17	483,721	—
South Korean Won	UBSW	Sell	21,474,372,424	18,936,836	11/10/17	176,027	—
Total Forward Exchange Contracts						$779,968	$(3,730,076)
Net unrealized appreciation (depreciation)							$(2,950,108)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Abbreviations on page 112.

|33

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Rising Dividends VIP Fund
	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 3.9%
General Dynamics Corp	157,911	$32,463,343
United Technologies Corp	344,311	39,967,621
		72,430,964
Building Products 1.9%
Johnson Controls International PLC	848,653	34,192,229
Commercial & Professional Services 4.4%
ABM Industries Inc	743,388	31,006,713
Brady Corp., A	142,379	5,403,283
Cintas Corp	194,675	28,087,709
Matthews International Corp., A	251,442	15,652,265
		80,149,970
Consumer Durables & Apparel 2.1%
Leggett & Platt Inc	308,100	14,705,613
NIKE Inc., B	445,100	23,078,435
		37,784,048
Consumer Services 2.0%
McDonald’s Corp	201,545	31,578,071
Yum! Brands Inc	72,900	5,366,169
		36,944,240
Diversified Financials 0.6%
State Street Corp	110,500	10,557,170
Energy 6.2%
Chevron Corp	252,900	29,715,750
EOG Resources Inc	33,600	3,250,464
Exxon Mobil Corp	358,500	29,389,830
Occidental Petroleum Corp	370,790	23,808,426
Schlumberger Ltd	398,000	27,764,480
		113,928,950
Food & Staples Retailing 3.5%
CVS Health Corp	210,200	17,093,464
Wal-Mart Stores Inc	291,700	22,793,438
Walgreens Boots Alliance Inc	306,800	23,691,096
		63,577,998
Food, Beverage & Tobacco 5.3%
Archer-Daniels-Midland Co	515,000	21,892,650
Bunge Ltd	307,700	21,372,842
McCormick & Co. Inc	208,900	21,441,496
PepsiCo Inc	290,700	32,392,701
		97,099,689
Health Care Equipment & Services 13.6%
Abbott Laboratories	636,100	33,942,296
Becton, Dickinson and Co	286,600	56,159,270
DENTSPLY SIRONA Inc	10,174	608,507
Medtronic PLC	598,800	46,568,676
Stryker Corp	416,100	59,094,522
West Pharmaceutical Services Inc	547,218	52,675,205
		249,048,476

Quarterly Statement of Investments | See Notes to Statements of Investments. | 34

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Household & Personal Products 2.4%
Colgate-Palmolive Co	202,300	$14,737,555
The Procter & Gamble Co	332,400	30,241,752
		44,979,307
Industrial Conglomerates 7.0%
Carlisle Cos. Inc	101,061	10,135,408
Honeywell International Inc	257,900	36,554,746
Roper Technologies Inc	333,043	81,062,666
		127,752,820
Insurance 4.5%
Aflac Inc	276,200	22,479,918
Arthur J. Gallagher & Co	517,600	31,858,280
Erie Indemnity Co., A	168,999	20,376,209
Old Republic International Corp	263,908	5,196,349
RLI Corp	33,800	1,938,768
		81,849,524
Machinery 5.5%
Donaldson Co. Inc	340,768	15,654,882
Dover Corp	483,976	44,230,566
Hillenbrand Inc	69,300	2,692,305
Pentair PLC (United Kingdom)	577,400	39,240,104
		101,817,857
Materials 12.9%
Air Products and Chemicals Inc	322,300	48,738,206
Albemarle Corp	698,300	95,185,273
Ecolab Inc	115,600	14,867,316
Nucor Corp	404,355	22,660,054
Praxair Inc	397,660	55,569,009
		237,019,858
Media 1.5%
Comcast Corp., A	286,000	11,005,280
John Wiley & Sons Inc., A	310,700	16,622,450
		27,627,730
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie Inc	206,400	18,340,704
Johnson & Johnson	351,700	45,724,517
Perrigo Co. PLC	180,500	15,279,325
Pfizer Inc	669,700	23,908,290
Roche Holding AG, ADR (Switzerland)	25,000	800,000
		104,052,836
Retailing 2.9%
The Gap Inc	556,300	16,427,539
Ross Stores Inc	185,000	11,945,450
Target Corp	164,600	9,713,046
Tiffany & Co	161,500	14,822,470
		52,908,505

|35

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices Inc	410,437	$35,367,356
Texas Instruments Inc	429,300	38,482,452
Versum Materials Inc	182,000	7,065,240
		80,915,048
Software & Services 7.5%
Accenture PLC, A	332,000	44,843,240
Microsoft Corp	1,107,900	82,527,471
Visa Inc., A	89,500	9,418,980
		136,789,691
Trading Companies & Distributors 0.3%
W.W. Grainger Inc	28,100	5,050,975
Transportation 0.4%
United Parcel Service Inc., B	64,800	7,781,832
Total Common Stocks (Cost $961,510,217)		1,804,259,717

Short Term Investments (Cost $25,996,925) 1.4%
Money Market Funds 1.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	25,996,925	25,996,925
Total Investments (Cost $987,507,142) 99.9%		1,830,256,642
Other Assets, less Liabilities 0.1%		1,157,722
Net Assets 100.0%		$1,831,414,364

See Abbreviations on page 112.

aSee Note 10 regarding investments in affiliated management investment companies.
bThe rate shown is the annualized seven-day yield at period end.

|36

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Small Cap Value VIP Fund
	Shares	Value

Common Stocks 92.8%
Aerospace & Defense 3.7%
AAR Corp	920,600	$34,780,268
Cubic Corp	5,852	298,452
[a] Esterline Technologies Corp	171,300	15,442,695
		50,521,415
Automobiles & Components 2.6%
Gentex Corp	36,000	712,800
LCI Industries	131,800	15,269,030
Thor Industries Inc	123,300	15,524,703
Winnebago Industries Inc	87,900	3,933,525
		35,440,058
Banks 16.7%
Access National Corp	244,831	7,016,856
Bryn Mawr Bank Corp	175,250	7,675,950
Chemical Financial Corp	664,354	34,719,140
Columbia Banking System Inc	753,300	31,721,463
First Horizon National Corp	1,849,037	35,409,059
First of Long Island Corp	447,621	13,630,059
German American Bancorp Inc	152,723	5,808,056
Glacier Bancorp Inc	471,900	17,818,944
Lakeland Financial Corp	551,400	26,864,208
Peoples Bancorp Inc	248,712	8,354,236
Pinnacle Financial Partners Inc	349,802	23,419,244
TrustCo Bank Corp. NY	684,300	6,090,270
Washington Trust Bancorp Inc	134,900	7,723,025
		226,250,510
Building Products 5.1%
[a] Gibraltar Industries Inc	361,200	11,251,380
Griffon Corp	37,068	822,909
Insteel Industries Inc	235,800	6,156,738
Simpson Manufacturing Co. Inc	665,000	32,611,600
Universal Forest Products Inc	194,780	19,119,605
		69,962,232
Commercial & Professional Services 1.5%
McGrath RentCorp	452,218	19,784,538
Construction & Engineering 2.1%
Argan Inc	19,516	1,312,451
EMCOR Group Inc	193,300	13,411,154
Granite Construction Inc	240,346	13,928,051
		28,651,656
Consumer Durables & Apparel 2.7%
BRP Inc. (Canada)	676,456	21,882,550
Hooker Furniture Corp	40,757	1,946,147
La-Z-Boy Inc	49,100	1,320,790
[a] M/I Homes Inc	442,300	11,822,679
		36,972,166
Consumer Services 0.1%
Brinker International Inc	31,040	988,934

Quarterly Statement of Investments | See Notes to Statements of Investments. | 37

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Electrical Equipment 1.2%
Encore Wire Corp	17,600	$788,040
EnerSys	140,710	9,732,911
Regal Beloit Corp	68,600	5,419,400
		15,940,351
Energy 6.7%
[a] Energen Corp	368,807	20,166,367
[a] Helix Energy Solutions Group Inc	30,800	227,612
[a] Hunting PLC (United Kingdom)	2,990,818	18,993,888
[a] Natural Gas Services Group Inc	155,452	4,414,837
[a] Oil States International Inc	777,800	19,717,230
[a] Rowan Cos. PLC	1,286,394	16,530,163
[a] Unit Corp	564,406	11,615,475
		91,665,572
Food, Beverage & Tobacco 4.4%
AGT Food and Ingredients Inc. (Canada)	170,500	3,339,895
Dairy Crest Group PLC (United Kingdom)	1,778,100	14,642,501
GrainCorp Ltd. (Australia)	408,300	2,611,741
[a] Landec Corp	848,600	10,989,370
Maple Leaf Foods Inc. (Canada)	1,018,200	27,755,366
		59,338,873
Health Care Equipment & Services 2.5%
Hill-Rom Holdings Inc	202,901	15,014,674
STERIS PLC	219,150	19,372,860
		34,387,534
Industrial Conglomerates 0.5%
Carlisle Cos. Inc	66,400	6,659,256
Insurance 6.6%
Aspen Insurance Holdings Ltd	265,300	10,718,120
The Hanover Insurance Group Inc	240,000	23,263,200
Horace Mann Educators Corp	390,448	15,364,129
Old Republic International Corp	1,170,100	23,039,269
Validus Holdings Ltd	346,300	17,041,423
		89,426,141
Machinery 8.0%
Astec Industries Inc	120,900	6,771,609
Federal Signal Corp	417,100	8,875,888
Hillenbrand Inc	17,332	673,348
Kennametal Inc	558,136	22,515,206
Lindsay Corp	13,814	1,269,507
[a] The Manitowoc Co. Inc	1,481,740	13,335,660
Mueller Industries Inc	449,900	15,724,005
Mueller Water Products Inc., A	2,089,700	26,748,160
Titan International Inc	1,195,983	12,139,228
		108,052,611
Materials 4.2%
A Schulman Inc	167,228	5,710,836
AptarGroup Inc	16,164	1,395,115
[a] Detour Gold Corp. (Canada)	776,900	8,568,224
[a] Ingevity Corp	168,200	10,507,454

|38

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Materials (continued)
Minerals Technologies Inc	110,862	$7,832,400
OceanaGold Corp. (Australia)	2,985,200	9,020,321
Reliance Steel & Aluminum Co	91,200	6,946,704
Sensient Technologies Corp	86,293	6,637,658
		56,618,712
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Gerresheimer AG (Germany)	326,200	25,243,397
Real Estate 5.3%
Brandywine Realty Trust	1,359,300	23,774,157
Highwoods Properties Inc	152,300	7,933,307
LTC Properties Inc	551,194	25,895,094
Sunstone Hotel Investors Inc	922,097	14,818,099
		72,420,657
Retailing 0.5%
Caleres Inc	245,045	7,478,773
Semiconductors & Semiconductor Equipment 5.2%
Cohu Inc	642,800	15,324,352
[a] Kulicke and Soffa Industries Inc. (Singapore)	633,100	13,655,967
MKS Instruments Inc	151,100	14,271,395
[a] Photronics Inc	1,000,800	8,857,080
Versum Materials Inc	472,417	18,339,228
		70,448,022
Technology Hardware & Equipment 4.0%
[a] NetScout Systems Inc	574,100	18,572,135
[a] Plexus Corp	208,774	11,708,046
[a] Zebra Technologies Corp., A	216,100	23,464,138
		53,744,319
Telecommunication Services 0.2%
[a] ORBCOMM Inc	281,596	2,948,310
Transportation 2.9%
[a] SAIA Inc	305,700	19,152,105
[a] Spirit Airlines Inc	590,900	19,741,969
		38,894,074
Utilities 4.2%
Connecticut Water Service Inc	47,200	2,798,960
IDACORP Inc	288,533	25,370,707
Spire Inc	392,500	29,300,125
		57,469,792
Total Common Stocks (Cost $913,478,726)		1,259,307,903

	Principal
	Amount
Corporate Bonds 0.9%
Energy 0.7%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$9,632,000	9,704,240

|39

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value VIP Fund (continued)
	Principal
	Amount	Value
Corporate Bonds (continued)
Machinery 0.2%
Mueller Industries Inc., 6.00%, 3/01/27	$2,378,000	$2,461,230
Total Corporate Bonds (Cost $11,597,069)		12,165,470
Total Investments before Short Term Investments (Cost $925,075,795)		1,271,473,373

	Shares
Short Term Investments (Cost $84,867,974) 6.3%
Money Market Funds 6.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	84,867,974	84,867,974
Total Investments (Cost $1,009,943,769) 100.0%		1,356,341,347
Other Assets, less Liabilities 0.0%†		386,396
Net Assets 100.0%		$1,356,727,743

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 10 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|40

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
	Shares	Value

Common Stocks 97.6%
Consumer Discretionary 13.9%
[a] Burlington Stores Inc	23,500	$2,243,310
Delphi Automotive PLC	66,377	6,531,497
[a] Dollar Tree Inc	64,811	5,626,891
Dominos Pizza Inc	17,100	3,395,205
[a,b,c] DraftKings Inc	733,541	1,144,034
Expedia Inc	38,000	5,469,720
[a] Grand Canyon Education Inc	58,357	5,299,983
[a] Laureate Education Inc., A	81,000	1,178,550
[a] Liberty Broadband Corp., C	55,150	5,255,795
MGM Resorts International	14,000	456,260
Newell Brands Inc	125,944	5,374,030
[a] Norwegian Cruise Line Holdings Ltd	65,178	3,522,871
[a] NVR Inc	2,382	6,800,610
[a] O’Reilly Automotive Inc	14,707	3,167,447
Ross Stores Inc	62,485	4,034,656
Thor Industries Inc	14,700	1,850,877
Tractor Supply Co	43,837	2,774,444
		64,126,180
Consumer Staples 4.4%
Church & Dwight Co. Inc	92,300	4,471,935
[a] Hostess Brands Inc., A	152,200	2,079,052
Molson Coors Brewing Co., B	9,200	751,088
[a] Monster Beverage Corp	69,416	3,835,234
Pinnacle Foods Inc	77,694	4,441,766
[a] Post Holdings Inc	55,439	4,893,600
		20,472,675
Energy 2.5%
Cabot Oil & Gas Corp., A	153,649	4,110,111
[a] Concho Resources Inc	10,500	1,383,060
[a] Jagged Peak Energy Inc	221,000	3,018,860
[d] RPC Inc	69,900	1,732,821
[a] Superior Energy Services Inc	125,461	1,339,923
		11,584,775
Financials 7.3%
Affiliated Managers Group Inc	28,586	5,426,480
Arthur J. Gallagher & Co	85,108	5,238,398
CBOE Holdings Inc	33,500	3,605,605
First Republic Bank/CA	35,000	3,656,100
MarketAxess Holdings Inc	19,096	3,523,403
Moody’s Corp	23,809	3,314,451
[a] SVB Financial Group	23,978	4,486,044
[a] Western Alliance Bancorp	9,000	477,720
Willis Towers Watson PLC	24,000	3,701,520
		33,429,721
Health Care 13.9%
[a] ABIOMED Inc	4,000	674,400
[a] Acadia Pharmaceuticals Inc	33,573	1,264,695
[a] Agios Pharmaceuticals Inc	6,800	453,900
[a] Alkermes PLC	17,600	894,784
[a] Alnylam Pharmaceuticals Inc	2,300	270,227

Quarterly Statement of Investments | See Notes to Statements of Investments. | 41

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] BioMarin Pharmaceutical Inc	27,908	$2,597,398
[a] Bioverativ Inc	16,100	918,827
[a] Centene Corp	7,300	706,421
[a] Cerner Corp	47,995	3,423,003
The Cooper Cos. Inc	9,972	2,364,461
[a] DexCom Inc	34,188	1,672,648
[a] Edwards Lifesciences Corp	61,121	6,681,137
[a] Exelixis Inc	45,600	1,104,888
[a] Henry Schein Inc	15,600	1,279,044
[a] Hologic Inc	103,567	3,799,873
[a] Illumina Inc	27,800	5,537,760
[a] Incyte Corp	30,169	3,521,929
[a] Insulet Corp	37,288	2,053,823
[a] Ionis Pharmaceuticals Inc	9,600	486,720
[a] iRhythm Technologies Inc	24,900	1,291,812
[a] Jazz Pharmaceuticals PLC	7,900	1,155,375
[a] Mettler-Toledo International Inc	10,055	6,296,039
[a] Neurocrine Biosciences Inc	27,444	1,681,768
[a] Nevro Corp	28,181	2,561,089
[a] Penumbra Inc	20,648	1,864,514
[a] Revance Therapeutics Inc	44,372	1,222,449
[a] Seattle Genetics Inc	8,600	467,926
[a] Tesaro Inc	7,924	1,022,988
[a] Waters Corp	20,500	3,680,160
Zoetis Inc	52,000	3,315,520
		64,265,578
Industrials 17.6%
Acuity Brands Inc	17,707	3,032,855
Alaska Air Group Inc	16,900	1,288,963
Allegiant Travel Co	7,726	1,017,514
BWX Technologies Inc	36,800	2,061,536
Cummins Inc	8,800	1,478,664
Dun & Bradstreet Corp	32,442	3,776,573
Equifax Inc	19,500	2,066,805
Fortive Corp	46,800	3,312,972
[a] Gardner Denver Holdings Inc	76,900	2,116,288
[a] Genesee & Wyoming Inc	14,116	1,044,725
Hexcel Corp	97,234	5,583,177
IDEX Corp	21,500	2,611,605
[a] IHS Markit Ltd	115,315	5,083,085
J.B. Hunt Transport Services Inc	34,846	3,870,694
Old Dominion Freight Line Inc	13,200	1,453,452
Republic Services Inc	20,000	1,321,200
Rockwell Automation Inc	40,000	7,128,400
Rockwell Collins Inc	21,300	2,784,123
Roper Technologies Inc	44,343	10,793,086
Stanley Black & Decker Inc	26,996	4,075,586
Textron Inc	56,700	3,054,996
[a] Univar Inc	118,000	3,413,740
[a] Verisk Analytics Inc	52,361	4,355,912
[a] WABCO Holdings Inc	28,900	4,277,200
		81,003,151

|42

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology 29.2%
[a] 2U Inc	126,479	$7,087,883
[a] Alarm.com Holdings Inc	52,696	2,380,805
Alliance Data Systems Corp	12,466	2,761,843
Amphenol Corp., A	57,000	4,824,480
Analog Devices Inc	62,391	5,376,233
[a] ANSYS Inc	19,669	2,413,976
[a] Atlassian Corp. PLC (Australia)	73,082	2,568,832
[a] Autodesk Inc	58,000	6,511,080
[a] Blackline Inc	16,500	562,980
[a] Cavium Inc	39,000	2,571,660
Cognex Corp	64,148	7,074,242
[a] CoStar Group Inc	19,635	5,267,089
CSRA Inc	147,455	4,758,373
DXC Technology Co	24,000	2,061,120
Fidelity National Information Services Inc	64,282	6,003,296
[a] Fiserv Inc	26,500	3,417,440
[a] FleetCor Technologies Inc	23,995	3,713,706
[a] GoDaddy Inc., A	127,917	5,565,669
[a] Guidewire Software Inc	13,000	1,012,180
[a] Inphi Corp	62,000	2,460,780
[a] Integrated Device Technology Inc	78,440	2,084,935
[a] IPG Photonics Corp	2,500	462,650
KLA-Tencor Corp	41,287	4,376,422
Lam Research Corp	30,116	5,572,665
LogMeIn Inc	21,000	2,311,050
Microchip Technology Inc	61,327	5,505,938
Monolithic Power Systems	22,000	2,344,100
[a] Palo Alto Networks Inc	20,998	3,025,812
[a] Proofpoint Inc	3,424	298,641
[a] Q2 Holdings Inc	23,696	986,938
[a] Red Hat Inc	12,500	1,385,750
[a] ServiceNow Inc	62,537	7,349,974
[a] Shopify Inc., A (Canada)	2,500	291,225
[a] Square Inc., A	70,500	2,031,105
Symantec Corp	14,000	459,340
[a] Vantiv Inc., A	104,934	7,394,699
[a,d] ViaSat Inc	56,766	3,651,189
[a] Workday Inc., A	44,643	4,704,926
[a] Zendesk Inc	78,500	2,285,135
		134,916,161
Materials 4.7%
Albemarle Corp	7,000	954,170
[a] Axalta Coating Systems Ltd	219,007	6,333,682
Ball Corp	56,500	2,333,450
[a] Ingevity Corp	55,121	3,443,409
International Flavors & Fragrances Inc	23,500	3,358,385
Packaging Corp. of America	19,000	2,178,920
Vulcan Materials Co	24,000	2,870,400
		21,472,416

|43

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Real Estate 4.1%
American Campus Communities Inc	48,000	$2,119,200
[a] CBRE Group Inc	93,321	3,534,999
Equinix Inc	15,953	7,119,824
[a] SBA Communications Corp., A	42,757	6,159,146
		18,933,169
Total Common Stocks (Cost $323,400,006)		450,203,826

Short Term Investments 2.8%
Money Market Funds (Cost $10,632,707) 2.3%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	10,632,707	10,632,707
Investments from Cash Collateral Received for Loaned Securities (Cost
$2,384,000) 0.5%
Money Market Funds 0.5%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	2,384,000	2,384,000
Total Investments (Cost $336,416,713) 100.4%		463,220,533
Other Assets, less Liabilities (0.4)%		(1,877,239)
Net Assets 100.0%		$461,343,294

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
cSee Note 6 regarding restricted securities.
dA portion or all of the security is on loan at September 30, 2017.
eSee Note 10 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

|44

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Consolidated Statement of Investments, September 30, 2017 (unaudited)
Franklin Strategic Income VIP Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 1.8%
Consumer Services 1.3%
[a,b,c] Turtle Bay Resort	United States	1,901,449	$8,841,736
Energy 0.4%
[a] CHC Group LLC	Cayman Islands	17,097	136,776
[a] Energy XXI Gulf Coast Inc	United States	26,029	269,140
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	4,009	1,203
[a] Halcon Resources Corp	United States	97,655	664,054
[a] Halcon Resources Corp., wts., 9/09/20	United States	8,155	5,708
[a] Linn Energy Inc	United States	23,266	841,066
[a] Midstates Petroleum Co. Inc	United States	682	10,598
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20.	United States	4,836	543
[a] Penn Virginia Corp	United States	15,585	623,088
			2,552,176
Materials 0.1%
[a] Verso Corp., A.	United States	6,954	35,396
[a] Verso Corp., wts., 7/25/23.	United States	732	7
[c,d] Warrior Met Coal Inc	United States	20,905	486,457
			521,860
Retailing 0.0%†
[a,c,d] Holdco 2, A.	South Africa	14,792,309	10,918
[a,c,d] Holdco 2, B.	South Africa	1,472,041	1,087
			12,005
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	224	100,926
Total Common Stocks and Other Equity Interests
(Cost $14,966,866)			12,028,703

Management Investment Companies 6.2%
Diversified Financials 6.2%
[e] Franklin Lower Tier Floating Rate Fund	United States	2,081,861	21,547,260
[e] Franklin Middle Tier Floating Rate Fund	United States	2,024,951	19,864,773
Total Management Investment Companies
(Cost $40,585,221)			41,412,033
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	3,720
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	486	218,479
Total Convertible Preferred Stocks (Cost $731,856) .			222,199

		Principal
		Amount*
Convertible Bonds (Cost $1,626,587) 0.2%
Energy 0.2%
CHC Group LLC/CHC Finance Ltd., cvt., zero cpn., 10/01/20	Cayman Islands	879,236	1,349,627

Consolidated Quarterly Statement of Investments | See Notes to Statements of Investments. | 45

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds 44.9%
Automobiles & Components 0.8%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	1,700,000		$1,816,221
Ford Motor Credit Co. LLC, senior note, 3.096%, 5/04/23	United States	1,400,000		1,388,960
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,300,000		1,360,125
senior note, 5.125%, 11/15/23	United States	700,000		734,125
				5,299,431
Banks 4.7%
Bank of America Corp.,
senior note, 7.75%, 4/30/18	United States	500,000	GBP	696,591
senior note, 5.65%, 5/01/18	United States	750,000		767,228
senior note, 3.50%, 4/19/26	United States	4,800,000		4,888,026
CIT Group Inc., senior note, 5.00%, 8/15/22	United States	2,058,000		2,232,313
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	3,000,000		3,142,277
senior note, 3.30%, 4/27/25	United States	300,000		302,647
senior note, 3.40%, 5/01/26	United States	3,100,000		3,111,207
sub. bond, 5.50%, 9/13/25	United States	500,000		561,900
sub. note, 4.05%, 7/30/22.	United States	300,000		314,549
JPMorgan Chase & Co.,
[f] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	1,500,000		1,629,375
[f] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	500,000		552,495
senior bond, 3.30%, 4/01/26	United States	400,000		401,461
senior bond, 3.20%, 6/15/26	United States	1,500,000		1,490,068
senior note, 4.25%, 10/15/20	United States	1,000,000		1,060,306
sub. note, 3.375%, 5/01/23	United States	1,000,000		1,021,793
sub. note, 3.875%, 9/10/24	United States	1,000,000		1,041,491
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	500,000		532,155
Wells Fargo & Co.,
[f] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual.	United States	1,500,000		1,635,000
senior note, 2.60%, 7/22/20	United States	700,000		709,982
senior note, 3.00%, 4/22/26	United States	5,000,000		4,914,757
				31,005,621
Capital Goods 1.3%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	1,600,000		1,660,000
[g] Allison Transmission Inc., senior bond, 144A, 4.75%, 10/01/27	United States	500,000		504,375
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000		1,408,785
[g] Tennant Co., senior note, 144A, 5.625%, 5/01/25	United States	1,000,000		1,042,500
[g] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,400,000		1,477,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	300,000		310,500
senior sub. bond, 6.50%, 5/15/25	United States	100,000		103,250
senior sub. bond, 6.375%, 6/15/26	United States	400,000		410,752
[g] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000		1,808,000
				8,725,162
Commercial & Professional Services 0.3%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	1,600,000		1,744,000

|46

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Durables & Apparel 0.9%
[g] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	2,000,000		$2,087,500
KB Home,
senior note, 4.75%, 5/15/19	United States	1,000,000		1,033,750
senior note, 7.00%, 12/15/21	United States	1,200,000		1,351,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,208,625
				5,681,375
Consumer Services 2.0%
[g] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	910,000		939,234
secured note, second lien, 144A, 5.00%, 10/15/25	Canada	1,200,000		1,227,000
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	900,000		905,625
[g] International Game Technology PLC, senior secured bond, 144A,
6.50%, 2/15/25	United States	3,300,000		3,724,875
[g] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24.	United States	900,000		950,625
senior note, 144A, 5.25%, 6/01/26.	United States	800,000		850,000
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	3,000,000		3,098,850
MGM Resorts International, senior note, 6.75%, 10/01/20	United States	200,000		221,000
[g] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	700,000		730,625
[g] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	1,000,000		1,016,035
				13,663,869
Diversified Financials 2.7%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	2,000,000		2,001,382
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	3,000,000		3,045,475
senior note, 3.75%, 2/25/26	United States	1,500,000		1,537,701
[g] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	600,000	EUR	753,724
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	1,000,000		1,002,575
senior note, 3.875%, 1/27/26	United States	4,200,000		4,363,382
Navient Corp.,
senior note, 6.625%, 7/26/21	United States	800,000		858,000
senior note, 7.25%, 9/25/23	United States	2,500,000		2,728,125
senior note, 6.125%, 3/25/24	United States	500,000		518,000
[g] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
3.375%, 3/22/27	Australia	1,100,000		1,080,282
				17,888,646
Energy 4.2%
Apache Corp., senior bond, 2.625%, 1/15/23	United States	1,900,000		1,863,967
[g] BG Energy Capital PLC, senior note, 144A, 5.125%, 10/15/41	United Kingdom	100,000		115,373
[h] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond,
7.875%, 4/15/22	United States	1,200,000		57,000
[g] California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	716,000		468,085
Cheniere Corpus Christi Holdings LLC,
senior note, first lien, 7.00%, 6/30/24	United States	800,000		913,000
senior secured note, first lien, 5.875%, 3/31/25	United States	700,000		756,000

|47

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[g] Cheniere Energy Partners LP, senior note, 144A, 5.25%, 10/01/25	United States	1,200,000	$1,230,000
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	2,500,000	2,537,500
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	1,900,000	2,149,375
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000	1,084,584
[g,i] EnQuest PLC, senior note, 144A, PIK, 8.00%, 10/15/23	United Kingdom	1,178,610	803,124
Enterprise Products Operating LLC, senior bond, 6.125%, 10/15/39 .	United States	100,000	121,562
Exxon Mobil Corp., senior bond, 4.114%, 3/01/46	United States	200,000	216,517
[g] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	1,500,000	1,525,425
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	2,000,000	2,097,655
senior note, 3.15%, 1/15/23	United States	1,500,000	1,508,755
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21.	United States	2,000,000	2,055,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	200,000	199,141
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22	United States	200,000	221,524
senior note, 5.00%, 10/01/22	United States	500,000	540,467
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	2,000,000	2,168,783
senior secured note, first lien, 5.625%, 4/15/23	United States	900,000	998,363
Sanchez Energy Corp., senior note, 6.125%, 1/15/23.	United States	300,000	259,500
[g,i] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 10.75%, 5/15/20	United States	459,137	392,910
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	410,888	297,517
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	800,000	835,000
senior note, 8.25%, 6/15/23	United States	1,000,000	1,032,500
[g] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	800,000	792,408
senior note, 144A, 3.70%, 9/15/26.	Australia	500,000	501,100
			27,742,135
Food & Staples Retailing 0.7%
Kroger Co., senior bond, 2.65%, 10/15/26	United States	1,400,000	1,282,390
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	3,200,000	3,310,449
			4,592,839
Food, Beverage & Tobacco 1.5%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	1,300,000	1,348,972
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	200,000	193,007
Coca-Cola Femsa SAB de CV, senior bond, 5.25%, 11/26/43	Mexico	200,000	232,530
[g] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23	United Kingdom	2,100,000	2,147,357
[g] JBS USA LLC/Finance Inc., senior note, 144A, 5.75%, 6/15/25	United States	500,000	500,625
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	2,400,000	2,305,689
[g] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	600,000	628,500
senior note, 144A, 4.875%, 11/01/26	United States	1,400,000	1,473,500
[g] Post Holdings Inc.,
senior note, 144A, 6.00%, 12/15/22	United States	500,000	525,625
senior note, 144A, 5.50%, 3/01/25.	United States	500,000	520,000
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	200,000	214,905
			10,090,710

|48

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Health Care Equipment & Services 1.7%
Anthem Inc., senior bond, 3.30%, 1/15/23	United States	200,000		$206,180
[g,j] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	700,000		717,500
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	400,000		315,500
senior secured note, first lien, 6.25%, 3/31/23.	United States	500,000		495,625
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000		498,750
senior bond, 5.00%, 5/01/25	United States	900,000		889,875
senior note, 5.75%, 8/15/22	United States	1,500,000		1,538,437
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000		1,635,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	450,000		499,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	600,000		650,250
senior secured bond, first lien, 5.50%, 6/15/47	United States	1,200,000		1,246,500
[g] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24 .	United States	900,000		969,750
Stryker Corp., senior bond, 3.50%, 3/15/26.	United States	500,000		514,110
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	300,000		307,125
senior note, 8.125%, 4/01/22	United States	1,000,000		1,020,000
				11,504,102
Insurance 0.9%
MetLife Inc.,
senior note, 3.60%, 4/10/24	United States	1,200,000		1,255,216
senior note, 3.00%, 3/01/25	United States	300,000		300,918
[g] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24,
FRN thereafter, 10/16/44.	Japan	3,500,000		3,758,702
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	800,000		833,290
				6,148,126
Materials 5.6%
ArcelorMittal,
senior note, 6.00%, 3/01/21	France	1,800,000		1,978,704
senior note, 6.125%, 6/01/25	France	300,000		346,500
[g] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21.	Luxembourg	1,300,000		1,341,437
senior note, 144A, 6.00%, 2/15/25.	Luxembourg	400,000		424,500
[g] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25.	United States	2,200,000		2,271,500
[g] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	1,000,000		1,062,335
[g] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%,
1/11/25	Mexico	1,500,000		1,601,677
[g] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,200,000	EUR	1,495,168
The Chemours Co., senior note, 6.625%, 5/15/23	United States	2,000,000		2,137,500
[g] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21.	Zambia	625,000		646,094
senior note, 144A, 7.25%, 4/01/23.	Zambia	800,000		826,000

|49

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[g] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 5.125%,
5/15/24	Australia	800,000	$831,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,500,000	2,515,000
[g] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21 .	Switzerland	1,000,000	1,080,920
[g] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	600,000	625,417
senior note, 144A, 4.625%, 4/29/24	Switzerland	250,000	265,375
[g] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19 .	United States	3,000,000	3,105,000
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	2,100,000	2,227,270
[g] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	742,000
[g] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	2,000,000	2,035,000
[g] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22.	United States	1,400,000	1,487,500
senior note, 144A, 5.875%, 8/15/23	United States	700,000	774,812
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
[g] senior note, 144A, 7.00%, 7/15/24.	United States	500,000	533,438
senior secured note, first lien, 5.75%, 10/15/20	United States	700,000	713,160
[g] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	700,000	731,395
[g] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000	1,081,250
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	441,000
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000	1,067,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000	1,072,500
senior note, 5.125%, 10/01/21	United States	1,000,000	1,031,250
[g] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	900,000	933,750
			37,425,952
Media 4.9%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	500,000	510,062
[g] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	1,700,000	1,797,750
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	2,000,000	2,070,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,100,000	1,135,750
[g] senior bond, 144A, 5.375%, 5/01/25	United States	900,000	934,983
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,035,000
senior sub. note, 7.625%, 3/15/20	United States	200,000	198,000
senior sub. note, 7.625%, 3/15/20	United States	500,000	495,625
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	2,000,000	2,215,000
DISH DBS Corp.,
senior note, 6.75%, 6/01/21	United States	500,000	551,250
senior note, 5.875%, 7/15/22	United States	500,000	532,500
senior note, 5.875%, 11/15/24	United States	500,000	525,725
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,000,000	715,625
senior secured note, first lien, 9.00%, 9/15/22.	United States	700,000	498,750

|50

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media (continued)
[g] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	1,600,000		$1,660,000
[g] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	1,700,000		1,833,875
senior bond, 144A, 5.375%, 4/15/25	United States	800,000		846,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,067,500
[g] senior bond, 144A, 5.50%, 9/15/24	United States	300,000		316,875
senior note, 5.125%, 7/15/20	United States	1,000,000		1,027,500
Time Warner Cable LLC, senior note, 4.00%, 9/01/21	United States	1,300,000		1,351,460
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	2,500,000		2,364,714
[g] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	560,000	EUR	699,042
[g] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,821,125
[g] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	2,500,000		2,528,125
[g] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,304,030
[g] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	1,900,000		1,992,625
[g] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	700,000	EUR	875,490
				32,904,381
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,200,000		2,287,542
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	2,500,000		2,625,862
Biogen Inc., senior note, 3.625%, 9/15/22.	United States	1,500,000		1,575,251
[g,i] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22 .	United States	200,000		208,000
[g] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,200,000		978,000
senior note, 144A, 6.00%, 7/15/23.	United States	400,000		332,000
[g] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	1,200,000		1,258,500
[g] Valeant Pharmaceuticals International, senior note, 144A, 6.375%,
10/15/20	United States	1,100,000		1,103,784
[g] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		264,375
senior note, 144A, 5.50%, 3/01/23.	United States	400,000		352,000
senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000		213,500
				11,198,814
Real Estate 1.0%
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	2,400,000		2,375,929
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	2,500,000		2,614,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	800,000		830,000
senior bond, 5.00%, 10/15/27	United States	600,000		616,500
				6,436,929
Retailing 0.8%
[g] Amazon.com Inc., senior note, 144A, 2.80%, 8/22/24.	United States	1,000,000		1,003,034
Home Depot Inc., senior note, 2.125%, 9/15/26.	United States	1,500,000		1,409,687
JD.com Inc., senior note, 3.125%, 4/29/21	China	200,000		199,750
[d,i] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	1,104,601		43,859

|51

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing (continued)
[d,i] K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22.	South Africa	173,896	$151,491
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	2,300,000	2,521,375
			5,329,196
Semiconductors & Semiconductor Equipment 0.5%
[g] Broadcom Corp./Broadcom Cayman Finance Ltd., senior note, 144A,
3.875%, 1/15/27	United States	1,800,000	1,856,625
Qorvo Inc., senior bond, 7.00%, 12/01/25	United States	1,400,000	1,603,000
			3,459,625
Software & Services 0.8%
[g] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	2,100,000	2,205,000
senior note, 144A, 7.00%, 12/01/23	United States	700,000	749,210
Fiserv Inc., senior bond, 3.85%, 6/01/25.	United States	600,000	627,388
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,000,000	1,041,870
[g] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000	524,065
			5,147,533
Technology Hardware & Equipment 0.6%
[g] CommScope Technologies LLC,
senior bond, 144A, 6.00%, 6/15/25	United States	1,400,000	1,503,250
senior bond, 144A, 5.00%, 3/15/27	United States	1,700,000	1,708,500
[g] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	300,000	314,376
senior note, 144A, 7.125%, 6/15/24	United States	200,000	221,035
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	200,000	206,586
			3,953,747
Telecommunication Services 3.3%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	1,900,000	1,872,709
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	500,000	507,669
senior bond, 5.625%, 4/01/25	United States	300,000	288,375
[g] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	1,173,522
[g] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	1,000,000	979,120
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26.	United States	1,600,000	1,716,000
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	967,500
senior note, 7.50%, 4/01/21	Luxembourg	500,000	476,250
[g] Millicom International Cellular SA, senior note, 144A, 6.625%,
10/15/21	Colombia	2,200,000	2,277,000
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22	United States	500,000	539,850
[g] senior note, 144A, 9.00%, 11/15/18	United States	148,000	159,100
[g] senior note, 144A, 7.00%, 3/01/20.	United States	800,000	876,000
Sprint Corp., senior bond, 7.875%, 9/15/23.	United States	500,000	581,250
[g] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A,
3.36%, 3/20/23	United States	1,800,000	1,828,023
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	534,000
senior bond, 6.375%, 3/01/25	United States	1,300,000	1,402,960
senior note, 6.125%, 1/15/22	United States	200,000	208,500

|52

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Telecommunication Services (continued)
T-Mobile USA Inc., (continued)
senior note, 6.00%, 4/15/24	United States	200,000		$212,750
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,246,665
[g] Wind Acquisition Finance SA,
senior secured note, 144A, 4.00%, 7/15/20	Italy	1,200,000	EUR	1,434,145
senior secured note, 144A, 7.00%, 4/23/21	Italy	1,500,000	EUR	1,844,889
				22,126,277
Transportation 1.0%
[g] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22.	United Arab Emirates	700,000		717,766
senior note, 144A, 5.00%, 8/01/24.	United Arab Emirates	700,000		718,466
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	2,500,000		2,536,688
[g] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22.	Ireland	500,000		520,250
senior note, 144A, 5.50%, 2/15/24.	Ireland	1,300,000		1,369,472
United Airlines Pass Through Trust, second lien, 2016-1, A, 3.45%,
1/07/30	United States	1,000,000		1,016,250
				6,878,892
Utilities 3.0%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000		1,135,500
senior note, 5.375%, 1/15/23	United States	1,300,000		1,270,945
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	1,100,000		1,060,508
[g] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	2,000,000		2,085,000
[f,g] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	3,000,000		3,111,570
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	1,800,000		1,882,631
[g] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000		2,438,012
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	700,000		715,593
senior note, 3.75%, 11/15/25	United States	1,100,000		1,133,450
The Southern Co., senior bond, 3.25%, 7/01/26	United States	3,600,000		3,564,008
[g] Talen Energy Supply LLC, senior note, 144A, 9.50%, 7/15/22	United States	1,400,000		1,309,000
				19,706,217
Total Corporate Bonds (Cost $293,862,805)				298,653,579

[k] Senior Floating Rate Interests 10.5%
Automobiles & Components 0.3%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.985%,
(LIBOR + 2.75%), 6/30/22.	United States	2,239,429		2,247,128
Capital Goods 0.2%
Allison Transmission Inc., Term Loans, 3.24%, (LIBOR + 2.00%),
9/23/22	United States	851,285		855,787
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.583%,
(LIBOR + 8.25%), 10/09/20	United States	76,701		72,866
Harsco Corp., Initial Term Loan, 6.25%, (LIBOR + 5.00%), 11/02/23 .	United States	232,004		236,451
Leidos Innovations Corp., Term Loan B, 3.25%, (LIBOR + 2.00%),
8/16/23	United States	160,554		161,316
				1,326,420

|53

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
			Principal
		Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Term Loan B, 3.875%, (LIBOR + 2.50%),
3/09/23		United States	690,958	$695,601
Ventia Pty. Ltd., Term B Loans (USD), 4.833%, (LIBOR + 3.50%),
5/21/22		Australia	83,441	84,067
				779,668
Consumer Services 0.9%
Aristocrat Technologies Inc.,
[l,m] New 2017 Term Loans, TBD, 9/08/24		United States	783,000	785,153
Term B-2 Loans, 3.307%, (LIBOR + 2.00%), 10/20/21		United States	166,886	167,350
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.34%, (LIBOR
+ 2.00%), 3/15/22		United States	731,276	728,991
Eldorado Resorts Inc., Initial Term Loan, 3.563%, (LIBOR + 2.25%),
4/17/24		United States	361,373	361,448
Fitness International LLC, Term A Loan, 4.485%, (LIBOR + 3.25%),
4/01/20		United States	2,789,554	2,795,948
Greektown Holdings LLC, Initial Term Loan, 4.235%, (LIBOR +
3.00%), 4/25/24		United States	281,985	282,514
NVA Holdings Inc., Second Lien Term Loan, 8.333%, (LIBOR +
7.00%), 8/14/22		United States	53,412	53,912
[i] Turtle Bay Holdings LLC, Term Loan B, PIK, 4.00%, 12/31/18		United States	1,131,931	1,114,952
				6,290,268
Diversified Financials 0.1%
Russell Investments US Institutional Holdco Inc., Term Loan B,
5.485%, (LIBOR + 4.25%), 6/01/23		United States	329,988	334,112
Energy 1.6%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.985%, (LIBOR + 5.75%), 8/14/20 .		United States	2,502,648	2,430,697
Second Lien Initial Term Loan, 11.985%, (LIBOR + 10.75%),
2/16/21	.	United States	1,248,332	1,169,272
Fieldwood Energy LLC, Loans, 4.208%, (LIBOR + 2.875%),
10/01/18		United States	4,096,974	3,810,186
Foresight Energy LLC, Term Loans, 7.083%, (LIBOR + 5.75%),
3/28/22		United States	1,237,130	1,165,068
International Seaways Inc., Initial Term Loans, 6.74%, (LIBOR +
5.50%), 6/22/22		United States	844,688	831,489
OSG Bulk Ships Inc., Initial Term Loan, 5.57%, (LIBOR + 4.25%),
8/05/19		United States	990,092	944,918
UTEX Industries Inc., First Lien Initial Term Loan, 5.235%, (LIBOR +
4.00%), 5/21/21		United States	188,949	170,999
				10,522,629
Food & Staples Retailing 0.3%
Aramark Corp., U.S. Term A Loan, 2.985%, (LIBOR + 1.75%),
3/28/22		United States	594,849	598,010
Smart and Final LLC, First Lien Term Loan, 4.833%, (LIBOR +
3.50%), 11/15/22		United States	1,157,580	1,119,958
				1,717,968
Food, Beverage & Tobacco 0.3%
JBS USA LUX SA, New Initial Term Loans, 3.804%, (LIBOR +
2.50%), 10/30/22		Brazil	1,735,110	1,715,807

|54

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Health Care Equipment & Services 0.1%
U.S. Renal Care Inc., Initial Term Loan, 5.583%, (LIBOR + 4.25%),
12/31/22	United States	887,939	$862,966
Household & Personal Products 0.1%
Spectrum Brands Inc., USD Term Loans, 3.312% - 3.314%, (LIBOR
+ 2.00%), 6/23/22	United States	950,453	956,631
Materials 0.9%
Ashland LLC, Term B Loan, 3.237% - 3.319%, (LIBOR + 2.00%),
5/17/24	United States	719,361	722,958
Chemours Co., Tranche B-1 US Term Loans, 3.74%, (LIBOR +
2.50%), 5/12/22	United States	2,697,428	2,715,973
Cyanco Intermediate Corp., Initial Term Loan, 5.735%, (LIBOR +
4.50%), 5/01/20	United States	735,247	740,992
OCI Beaumont LLC, Term B-3 Loan, 8.064%, (LIBOR + 6.75%),
8/20/19	United States	924,794	934,041
Oxbow Carbon LLC,
Tranche A-1 Term Loan, 4.235%, (LIBOR + 3.00%), 10/21/19	United States	450,909	451,191
Tranche B Term Loan, 4.735%, (LIBOR + 3.50%), 1/19/20	United States	558,450	563,336
			6,128,491
Media 0.9%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.485%, (LIBOR + 2.25%), 7/28/25.	United States	199,608	199,764
AMC Entertainment Holdings Inc.,
Incremental Term Loans, 3.484%, (LIBOR + 2.25%), 12/15/23	United States	741,652	739,890
[l] Initial Term Loans, 3.484%, (LIBOR + 2.25%), 12/15/22.	United States	996,725	996,426
Charter Communications Operating LLC, Term Loan A-1, 2.99%,
(LIBOR + 1.75%), 5/18/21.	United States	828,750	829,860
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.484%,
(LIBOR + 2.25%), 7/17/25.	United States	1,231,114	1,224,840
Gray Television Inc., Term B-2 Loan, 3.737%, (LIBOR + 2.50%),
2/07/24	United States	902,273	908,758
Lions Gate Entertainment Corp., Term A Loan, 3.235%, (LIBOR +
2.00%), 12/08/21	United States	521,479	522,295
UPC Financing Partnership, Facility AP, 3.984%, (LIBOR + 2.75%),
4/15/25	United States	303,920	305,358
			5,727,191
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term
Loans, 5.50%, (LIBOR + 4.25%), 4/29/24	United States	2,254,671	2,280,036
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.447%, (LIBOR + 2.25%), 1/31/25	United States	2,347,230	2,354,297
INC Research Holdings Inc., Initial Term B Loans, 3.485%, (LIBOR +
2.25%), 8/01/24	United States	767,944	771,304
[l,m] Quintiles IMS Inc., Term B-2 Dollar Loans, TBD, 1/01/25	United States	1,159,618	1,166,866
RPI Finance Trust, Term A-3 Loan, 3.083%, (LIBOR + 1.75%),
10/14/21	United States	358,379	359,275
Valeant Pharmaceuticals International Inc., Series F Tranche B Term
Loan, 5.99%, (LIBOR + 4.75%), 4/01/22	United States	1,120,546	1,141,697
			8,073,475

|55

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Retailing 0.7%
Ascena Retail Group Inc., Tranche B Term Loan, 5.75%, (LIBOR +
4.50%), 8/21/22	United States	3,388,411	$2,784,851
Dollar Tree Inc., Term A-1 Loans, 2.75%, (LIBOR + 1.50%), 7/06/20 .	United States	402,133	401,248
[l] PetSmart Inc., Tranche B-2 Loans, 4.24%, (LIBOR + 3.00%),
3/11/22	United States	1,935,446	1,647,895
			4,833,994
Semiconductors & Semiconductor Equipment 0.3%
MKS Instruments Inc., Tranche B-3 Term Loans, 3.485%, (LIBOR +
2.25%), 4/29/23	United States	337,795	341,120
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.485%,
(LIBOR + 2.25%), 3/31/23.	United States	1,612,197	1,619,839
			1,960,959
Software & Services 0.5%
Global Payments Inc., Term A-2 Loan, 2.947%, (LIBOR + 1.75%),
5/02/22	United States	626,828	626,958
MoneyGram International Inc., Term Loan, 4.583%, (LIBOR +
3.25%), 3/27/20	United States	1,349,912	1,349,069
Rackspace Hosting Inc., 2017 Refinancing Term B Loans, 4.311%,
(LIBOR + 3.00%), 11/03/23	United States	387,650	387,719
Wex Inc., Term Loan B, 3.985%, (LIBOR + 2.75%), 7/01/23	United States	654,913	661,871
			3,025,617
Technology Hardware & Equipment 0.3%
Ciena Corp., Refinancing Term Loan, 3.736%, (LIBOR + 2.50%),
1/28/22	United States	181,776	182,685
Commscope Inc., Tranche 5 Term Loans, 3.235%, (LIBOR + 2.00%),
12/29/22	United States	144,996	145,899
Dell International LLC, Term A-3 Loan, 3.20%, (LIBOR + 2.00%),
12/31/18	United States	971,147	972,968
Western Digital Corp., US Term B-2 Loan, 3.985%, (LIBOR +
2.75%), 4/29/23	United States	941,584	949,823
			2,251,375
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.24%,
(LIBOR + 3.00%), 10/05/23	United States	238,167	232,928
Global Tel*Link Corp., Term Loan, 5.333%, (LIBOR + 4.00%),
5/23/20	United States	276,340	279,362
			512,290
Transportation 0.5%
Air Canada, Term Loan, 3.568%, (LIBOR + 2.25%), 10/06/23	Canada	49,550	49,912
The Hertz Corp., Tranche B-1 Term Loan, 3.985%, (LIBOR +
2.75%), 6/30/23	United States	1,719,888	1,711,827
Navios Maritime Midstream Partners LP, Term Loan, 5.83%, (LIBOR
+ 4.50%), 6/18/20	Marshall Islands	1,275,771	1,269,391
United Air Lines Inc., Class B Term Loans, 3.561%, (LIBOR +
2.25%), 4/01/24	United States	293,565	294,996
XPO Logistics Inc., Loans, 3.554%, (LIBOR + 2.25%), 11/01/21	United States	93,651	93,995
			3,420,121

|56

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*			Value

[k] Senior Floating Rate Interests (continued)
Utilities 1.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.49%,
(LIBOR + 2.25%), 5/03/20.	United States	992,228			$993,468
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.84%,
(LIBOR + 3.50%), 6/28/23.	United States	2,959,747			3,001,678
Lightstone Holdco LLC,
Initial Term B Loan, 5.735%, (LIBOR + 4.50%), 1/30/24	United States	2,325,906			2,322,089
Initial Term C Loan, 5.735%, (LIBOR + 4.50%), 1/30/24	United States	144,928			144,690
NRG Energy Inc., Term Loans, 3.583%, (LIBOR + 2.25%), 6/30/23	United States	859,125			860,800
					7,322,725
Total Senior Floating Rate Interests
(Cost $70,693,015)					70,009,835

Foreign Government and Agency Securities 7.4%
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	1,500,000			1,638,547
Government of Indonesia,
6.125%, 5/15/28	Indonesia	34,000,000,000		IDR	2,407,118
FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,557,630
senior bond, FR53, 8.25%, 7/15/21	Indonesia	46,000,000,000		IDR	3,658,762
senior bond, FR70, 8.375%, 3/15/24	Indonesia	26,500,000,000		IDR	2,159,607
Government of Malaysia, senior note, 3.58%, 9/28/18	Malaysia	10,200,000		MYR	2,430,478
Government of Mexico,
7.75%, 12/14/17	Mexico	345,000	[n]	MXN	1,897,434
senior note, 8.50%, 12/13/18	Mexico	2,305,000	[n]	MXN	12,881,967
[g] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	4,000,000			4,188,340
senior note, 144A, 7.25%, 9/28/21.	Serbia	200,000			231,303
[g] Government of Ukraine,
144A, 7.75%, 9/01/22	Ukraine	200,000			212,520
144A, 7.75%, 9/01/23	Ukraine	369,000			388,834
144A, 7.75%, 9/01/24	Ukraine	369,000			386,074
144A, 7.75%, 9/01/25	Ukraine	369,000			382,683
144A, 7.75%, 9/01/26	Ukraine	369,000			380,476
144A, 7.75%, 9/01/27	Ukraine	369,000			379,212
[a,o] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	1,952,000			1,060,244
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	13,600	[p]	BRL	4,456,235
10.00%, 1/01/23	Brazil	9,000	[p]	BRL	2,933,728
[q] Index Linked, 6.00%, 8/15/18	Brazil	3,725	[p]	BRL	3,626,973
[q] Index Linked, 6.00%, 5/15/23	Brazil	1,950	[p]	BRL	1,986,604
Total Foreign Government and Agency Securities
(Cost $46,700,486)					49,244,769

U.S. Government and Agency Securities 7.5%
U.S. Treasury Bond,
7.875%, 2/15/21	United States	900,000			1,081,793
6.50%, 11/15/26	United States	2,400,000			3,237,375
3.00%, 11/15/45	United States	5,000,000			5,143,359
[r] Index Linked, 0.625%, 1/15/24	United States	8,350,990			8,527,923
[r] Index Linked, 2.375%, 1/15/25	United States	3,116,765			3,560,522

|57

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
			Principal
		Country	Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
3.75%, 11/15/18		United States	7,000,000	$7,182,383
2.75%, 2/15/24		United States	1,000,000	1,038,418
2.25%, 11/15/25		United States	8,500,000	8,497,510
[r] Index Linked, 0.125%, 7/15/24		United States	8,783,577	8,695,621
[r] Index Linked, 0.625%, 7/15/21		United States	1,737,776	1,785,789
[r] Index Linked, 2.125%, 1/15/19		United States	798,111	823,249
Total U.S. Government and Agency Securities
(Cost $49,427,184)				49,573,942

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 11.9%
Banks 1.1%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%,
7/10/46		United States	225,174	227,995
[k,s] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.499%, 6/25/34		United States	1,194,378	1,218,110
[t] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 1.517%, (1-month USD LIBOR + 0.28%),
5/26/20	.	United States	650,000	651,070
2013-A4, A4, FRN, 1.657%, (1-month USD LIBOR + 0.42%),
7/24/20	.	United States	710,000	712,166
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49		United States	1,236,053	1,168,409
[k,s] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.766%, 7/10/38 .		United States	1,215,000	1,140,611
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50		United States	915,000	946,894
[k,s] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.657%, 3/25/34		United States	1,275,000	1,283,266
[t] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 1.617%,
(1-month USD LIBOR + 0.38%), 8/25/35		United States	167,013	165,405
				7,513,926
Diversified Financials 10.8%
[g,t] Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 2.311%, (3-month
USD LIBOR + 1.22%), 10/15/29		United States	432,000	435,456
[g,t] Atrium VIII,
8A, BR, 144A, FRN, 3.213%, (3-month USD LIBOR + 1.90%),
10/23/24		United States	350,000	354,218
8A, CR, 144A, FRN, 3.813%, (3-month USD LIBOR + 2.50%),
10/23/24		United States	470,000	476,181
[g,t] Atrium XI, 11A, CR, 144A, FRN, 3.463%, (3-month USD LIBOR +
2.15%), 10/23/25		United States	1,820,000	1,826,989
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48		United States	1,050,000	1,081,232
2015-UBS7, A4, 3.705%, 9/15/48		United States	1,170,000	1,224,707
[k,s] 2015-UBS7, B, FRN, 4.511%, 9/15/48		United States	760,000	799,708
[t] Bank of America Credit Card Trust, 2005-A1, A, FRN, 1.564%,
(1-month USD LIBOR + 0.33%), 6/15/20		United States	800,000	800,727
[g,k,s] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.35%, 5/26/35		United States	437,626	418,253
[g,t] BlueMountain CLO Ltd.,
2012-2A, BR, 144A, FRN, 3.216%, (3-month USD LIBOR +
1.90%), 11/20/28		United States	510,000	517,665
2012-2A, CR, 144A, FRN, 3.916%, (3-month USD LIBOR +
2.60%), 11/20/28		United States	270,000	275,705

|58

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN,
2.531%, (3-month USD LIBOR + 1.20%), 10/20/30		United States	1,800,000	$1,800,000
[g,t] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 2.737%, (3-month USD LIBOR +
1.43%), 10/20/29		United States	350,000	353,539
2016-1A, B, 144A, FRN, 3.107%, (3-month USD LIBOR +
1.80%), 10/20/29		United States	460,000	465,055
2016-1A, C, 144A, FRN, 3.707%, (3-month USD LIBOR +
2.40%), 10/20/29		United States	460,000	462,295
[t] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 1.614%, (1-month USD LIBOR + 0.38%),
1/18/22	.	United States	370,000	371,644
2016-A1, A1, FRN, 1.684%, (1-month USD LIBOR + 0.45%),
2/15/22	.	United States	2,950,000	2,966,362
2016-A2, A2, FRN, 1.864%, (1-month USD LIBOR + 0.63%),
2/15/24	.	United States	3,990,000	4,046,897
[g,t] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 3.207%, (3-month USD LIBOR +
1.90%), 1/20/29.		United States	500,000	506,230
2012-4A, C1R, 144A, FRN, 3.907%, (3-month USD LIBOR +
2.60%), 1/20/29.		United States	480,000	490,171
[g,t] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 2.551%, (3-month
USD LIBOR + 1.22%), 7/20/31		United States	1,150,000	1,150,816
[g,t] Catamaran CLO Ltd.,
2013-1A, A, 144A, FRN, 2.467%, (3-month USD LIBOR +
1.15%), 1/27/25.		United States	400,000	401,180
2013-1A, C, 144A, FRN, 3.917%, (3-month USD LIBOR +
2.60%), 1/27/25.		United States	1,130,000	1,136,464
2014-2A, BR, 144A, FRN, 4.254%, (3-month USD LIBOR +
2.95%), 10/18/26		United States	1,550,000	1,557,812
[g,t] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.311%, (3-month USD LIBOR +
3.00%), 1/30/25.		United States	784,314	786,934
2014-22A, A2AR, 144A, FRN, 3.262%, (3-month USD LIBOR +
1.95%), 11/07/26		United States	392,000	396,508
2014-22A, BR, 144A, FRN, 4.262%, (3-month USD LIBOR +
2.95%), 11/07/26		United States	340,000	348,629
[g,k,s] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.703%, 3/13/35		United States	870,000	887,248
[t] Chase Issuance Trust,
2012-A10, A10, FRN, 1.494%, (1-month USD LIBOR + 0.26%),
12/16/19		United States	470,000	470,172
2013-A6, A6, FRN, 1.654%, (1-month USD LIBOR + 0.42%),
7/15/20	.	United States	1,090,000	1,093,334

|59

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
			Principal
		Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[g,t] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.557%, (3-month USD
LIBOR + 2.25%), 10/20/28		United States	270,000	$275,084
[k,s] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47		United States	870,000	932,292
[g] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34		United States	1,410,000	1,442,884
[g,t] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 3.407%, (3-month USD LIBOR +
2.10%), 7/20/26.		United States	1,080,000	1,093,349
2015-2A, C, 144A, FRN, 4.157%, (3-month USD LIBOR +
2.85%), 7/20/26.		United States	190,000	193,502
[t] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 1.774%,
(1-month USD LIBOR + 0.54%), 9/15/21		United States	2,950,000	2,969,264
[g,t] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 3.154%, (3-month USD LIBOR +
1.85%), 10/15/28		United States	535,000	535,658
2014-33A, CR, 144A, FRN, 3.804%, (3-month USD LIBOR +
2.50%), 10/15/28		United States	270,000	272,946
[g,t] Dryden 34 Senior Loan Fund, 14-34A, AR, 144A, FRN, 2.464%,
(3-month USD LIBOR + 1.16%), 10/15/26.		United States	200,000	200,934
[g,t] Dryden XXV Senior Loan Fund, 2012-25A, CR, 144A, FRN, 3.804%,
(3-month USD LIBOR + 2.50%), 1/15/25		United States	378,000	378,306
[g,k,s] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.673%, 9/10/35		United States	1,350,000	1,402,642
[t] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.437%, (1-month USD LIBOR + 2.20%),
2/25/24	.	United States	1,365,590	1,409,739
2014-DN4, M3, FRN, 5.787%, (1-month USD LIBOR + 4.55%),
10/25/24		United States	720,954	781,841
2014-HQ2, M2, FRN, 3.437%, (1-month USD LIBOR + 2.20%),
9/25/24	.	United States	1,000,000	1,032,978
2015-HQ1, M2, FRN, 3.437%, (1-month USD LIBOR + 2.20%),
3/25/25	.	United States	461,639	465,601
2015-HQ1, M3, FRN, 5.037%, (1-month USD LIBOR + 3.80%),
3/25/25	.	United States	370,000	398,784
[g,t] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.554%, (3-month
USD LIBOR + 1.25%), 1/16/26		United States	540,000	542,149
[g,t] Flatiron CLO Ltd., 2014-1A, A1R, 144A, FRN, 2.338%, (3-month
USD LIBOR + 1.18%), 7/17/26		United States	1,640,000	1,644,051
[t] FNMA Connecticut Avenue Securities,
2014-C03, 1M2, FRN, 4.237%, (1-month USD LIBOR + 3.00%),
7/25/24	.	United States	670,000	705,928
2015-C01, 1M2, FRN, 5.537%, (1-month USD LIBOR + 4.30%),
2/25/25	.	United States	1,080,237	1,158,023
2015-C01, 2M2, FRN, 5.787%, (1-month USD LIBOR + 4.55%),
2/25/25	.	United States	1,765,903	1,885,886
2015-C02, 1M2, FRN, 5.237%, (1-month USD LIBOR + 4.00%),
5/25/25	.	United States	1,128,534	1,203,767
2015-C02, 2M2, FRN, 5.237%, (1-month USD LIBOR + 4.00%),
5/25/25	.	United States	1,218,164	1,287,815
2015-C03, 2M2, FRN, 6.237%, (1-month USD LIBOR + 5.00%),
7/25/25	.	United States	2,368,319	2,591,361

|60

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

	Franklin Strategic Income VIP Fund (continued)
				Principal
			Country	Amount*	Value

	Asset-Backed Securities and Commercial
	Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	[t] FNMA Connecticut Avenue Securities, (continued)
	2017-C01, 1M2, FRN, 4.787%, (1-month USD LIBOR + 3.55%),
	7/25/29	.	United States	1,890,000	$1,995,529
	[g,t] Galaxy CLO Ltd.,
	2014-17A, AR, 144A, FRN, 2.704%, (3-month USD LIBOR +
	1.40%), 7/15/26.		United States	720,000	725,011
	2014-17A, BR, 144A, FRN, 3.104%, (3-month USD LIBOR +
	1.80%), 7/15/26.		United States	470,000	472,115
	2014-17A, C1R, 144A, FRN, 3.704%, (3-month USD LIBOR +
	2.40%), 7/15/26.		United States	250,000	251,405
	[g] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36		United States	1,757,426	1,734,552
	GS Mortgage Securities Trust,
	[k,s] 2016-GS3, B, FRN, 3.395%, 10/10/49		United States	900,000	892,640
	2017-GS6, B, 3.869%, 5/10/50		United States	870,000	894,041
	[t] Impac Secured Assets Trust, 2007-2, FRN, 1.487%, (1-month USD
	LIBOR + 0.25%), 4/25/37		United States	159,511	159,304
	[g,t] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.684%,
	(1-month USD LIBOR + 1.45%), 3/17/32		United States	1,424,858	1,436,542
	[g,k,s] J.P. Morgan Chase Commercial Mortgage Securities, 2016-Nine, B,
	144A, FRN, 2.854%, 10/06/38		United States	1,200,000	1,156,442
	JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
	3.946%, 7/15/50		United States	1,040,000	1,052,775
	[g,t] LCM XVI LP, 2016A, BR, 144A, FRN, 2.804%, (3-month USD LIBOR
+	1.50%), 7/15/26		United States	570,000	571,431
	[g,t] LCM XVII LP,
	2017A, BR, 144A, FRN, 3.154%, (3-month USD LIBOR +
	1.85%), 10/15/26		United States	350,000	352,177
	2017A, CR, 144A, FRN, 3.804%, (3-month USD LIBOR +
	2.50%), 10/15/26		United States	320,000	322,538
	[g,t] LCM XXIV Ltd., 24A, A, 144A, FRN, 2.617%, (3-month USD LIBOR
+	1.31%), 3/20/30		United States	480,000	482,237
	[g,t] Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.009%, (3-month USD LIBOR +
	1.70%), 7/27/30.		United States	400,000	404,244
	2017-23A, C, 144A, FRN, 3.659%, (3-month USD LIBOR +
	2.35%), 7/27/30.		United States	500,000	502,442
	[g,t] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 3.065%, (3-month
	USD LIBOR + 1.75%), 11/15/28		United States	200,000	201,534
	[t] MortgageIT Trust, 2004-1, A2, FRN, 2.137%, (1-month USD LIBOR
+	0.90%), 11/25/34.		United States	217,940	214,601
	[g,t] Octagon Investment Partners 30 Ltd., 144A, FRN, 2.627%, (3-month
	USD LIBOR + 1.32%), 3/17/30		United States	480,000	481,262
	[g,t] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
	2.439%, (3-month USD LIBOR + 1.13%), 8/12/26		United States	900,000	904,977
	[g,t] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
	3.304%, (3-month USD LIBOR + 2.00%), 7/15/27		United States	400,000	402,940
	[t] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
	1.547%, (1-month USD LIBOR + 0.31%), 11/25/35		United States	332,257	324,712
	[t] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.737%,
	(1-month USD LIBOR + 1.50%), 2/25/35		United States	230,408	227,513

|61

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[k,s] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.028%,
4/25/45	United States	201,554	$202,511
[g,t] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 4.204%, (3-month USD LIBOR +
2.90%), 4/15/24.	United States	270,000	270,483
2013-2A, B, 144A, FRN, 3.994%, (3-month USD LIBOR +
2.68%), 4/25/25.	United States	1,080,000	1,084,104
2015-2A, B, 144A, FRN, 3.293%, (3-month USD LIBOR +
1.98%), 7/23/27.	United States	820,000	826,462
Wells Fargo Mortgage Backed Securities Trust,
[k,s] 2004-W, A9, FRN, 3.616%, 11/25/34	United States	566,561	579,975
2007-3, 3A1, 5.50%, 4/25/22	United States	113,609	116,240
			71,949,654
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities (Cost $78,868,176)			79,463,580

Mortgage-Backed Securities 9.5%
[u] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 2.948%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33 .	United States	16,643	17,219
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.4%
FHLMC Gold 15 Year, 5.50%, 1/01/19 - 7/01/19	United States	17,470	17,802
FHLMC Gold 30 Year, 3.00%, 1/01/47	United States	576,427	578,786
[v] FHLMC Gold 30 Year, 3.00%, 10/01/47	United States	7,250,000	7,272,657
FHLMC Gold 30 Year, 3.50%, 6/01/47	United States	4,497,191	4,642,306
[v] FHLMC Gold 30 Year, 3.50%, 10/01/47	United States	4,200,000	4,331,086
FHLMC Gold 30 Year, 4.00%, 6/01/47	United States	781,627	823,370
FHLMC Gold 30 Year, 4.00%, 8/01/47	United States	8,755,246	9,222,820
[v] FHLMC Gold 30 Year, 4.00%, 10/01/47	United States	1,400,000	1,473,719
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	244,324	266,805
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	188,972	210,027
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	175,385	198,400
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36.	United States	35,374	39,262
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	14,509	15,553
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	1,031	1,100
			29,093,693
[u] Federal National Mortgage Association (FNMA) Adjustable Rate
0.0%†
FNMA, 2.955% - 2.993%, (US 1 Year CMT T-Note +/- MBS Margin),
4/01/20 - 12/01/34	United States	104,448	109,966
Federal National Mortgage Association (FNMA) Fixed Rate 3.3%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	351,968	356,689
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	34,428	35,228
FNMA 15 Year, 5.00%, 6/01/18	United States	9,114	9,329
FNMA 15 Year, 5.50%, 1/01/18 - 11/01/18	United States	30,389	30,642
FNMA 30 Year, 3.00%, 3/01/47	United States	585,031	587,230
[v] FNMA 30 Year, 3.00%, 10/01/47	United States	8,050,000	8,072,641
FNMA 30 Year, 3.50%, 5/01/47	United States	5,816,429	6,000,074
[v] FNMA 30 Year, 3.50%, 10/01/47	United States	4,200,000	4,328,461
FNMA 30 Year, 4.00%, 5/01/47	United States	194,189	204,546

|62

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
[v] FNMA 30 Year, 4.00%, 10/01/47	United States	1,700,000	$1,789,383
FNMA 30 Year, 5.00%, 4/01/30	United States	64,966	70,904
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	177,513	201,191
			21,686,318
Government National Mortgage Association (GNMA) Fixed Rate
1.8%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	249,679	275,239
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	1,011	1,116
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	16,506	16,793
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,278	1,470
GNMA II SF 30 Year, 3.00%, 5/20/47	United States	392,255	398,167
[v] GNMA II SF 30 Year, 3.00%, 10/01/47	United States	5,400,000	5,473,828
GNMA II SF 30 Year, 3.50%, 5/20/47	United States	393,854	409,992
GNMA II SF 30 Year, 3.50%, 9/20/47	United States	3,314,530	3,450,344
[v] GNMA II SF 30 Year, 3.50%, 10/01/47	United States	1,700,000	1,766,938
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	70,233	77,072
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	89,630	102,383
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	45,670	52,851
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	11,148	12,739
			12,038,932
Total Mortgage-Backed Securities
(Cost $63,033,414)			62,946,128

Municipal Bonds 0.9%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29	United States	1,650,000	2,005,591
New York City HDC Capital Fund Grant Program Revenue, New York
City Housing Authority Program, Series B1, 5.00%, 7/01/33	United States	500,000	565,340
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	1,490,000	1,603,612
[h] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	1,676,194
Series XX, 5.25%, 7/01/40	United States	165,000	79,819
Total Municipal Bonds (Cost $7,304,957)			5,930,556

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow
Account	United States	1,500,000	—
[a,c] NewPage Corp., Litigation Trust	United States	2,500,000	—
[a] Penn Virginia Corp., Escrow Account	United States	1,500,000	30,000
[a,c] Vistra Energy Corp., Escrow Account	United States	3,000,000	34,800
Total Escrows and Litigation Trusts (Cost $91,006) .			64,800
Total Investments before Short Term Investments
(Cost $667,891,573)			670,899,751

|63

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)
		Principal
	Country	Amount*	Value
Short Term Investments 3.8%
U.S. Government and Agency Securities (Cost $309,601) 0.1%
[w,x] U.S. Treasury Bill, 11/16/17	United States	310,000	$309,631
Total Investments before Money Market Funds
(Cost $668,201,174)			671,209,382

		Shares
Money Market Funds (Cost $24,766,748) 3.7%
[e,y] Institutional Fiduciary Trust Money Market Portfolio, 0.67%.	United States	24,766,748	24,766,748
Total Investments (Cost $692,967,922) 104.6%			695,976,130
Other Assets, less Liabilities (4.6)%			(30,365,113)
Net Assets 100.0%			$665,611,017

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation lll, a wholly-owned subsidiary of the Fund. See Note 11.
cFair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
dSee Note 6 regarding restricted securities.
eSee Note 10 regarding investments in affiliated management investment companies.
fPerpetual security with no stated maturity date.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2017, the aggregate value of these securities was $159,336,915, representing 23.9% of net assets.
hDefaulted security or security for which income has been deemed uncollectible.
iIncome may be received in additional securities and/or cash.
jSecurity purchased on a when-issued basis.
kThe coupon rate shown represents the rate at period end.
lA portion or all of the security purchased on a delayed delivery basis.
mA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
nPrincipal amount is stated in 100 Mexican Peso Units.
oThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
pPrincipal amount is stated in 1,000 Brazilian Real Units.
qRedemption price at maturity is adjusted for inflation.
rPrincipal amount of security is adjusted for inflation.
sAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
tThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
uAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
vSecurity purchased on a to-be-announced (TBA) basis.
wThe security was issued on a discount basis with no stated coupon rate.
xA portion or all of the security has been segregated as collateral for open futures contracts. At September 30, 2017, the value of this security and/or cash pledged amounted to $275,172, representing less than 0.1% of net assets.
yThe rate shown is the annualized seven-day yield at period end.

|64

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

At September 30, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

								Value/
								Unrealized
				Number of		Notional Expiration		Appreciation
Description			Type	Contracts		Amount*	Date (Depreciation)
Interest Rate Contracts
Euro-Bund			Long	13		$2,473,347	12/07/17	$(27,835)
Long Gilt			Long	46		7,636,532	12/27/17	(195,484)
U.S. Treasury 10 Yr. Note Ultra			Long	14		1,880,594	12/19/17	(21,912)
U.S. Treasury 30 Yr. Bond.			Long	22		3,361,875	12/19/17	(49,550)
Total Futures Contracts.								$(294,781)

*As of period end.

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Buy	3,000,000	2,381,850		10/26/17	$—	$(30,963)
Australian Dollar	DBAB	Sell	8,308,345	6,113,530		10/26/17	—	(397,131)
Australian Dollar	JPHQ	Sell	7,050,000	5,192,572		10/26/17	—	(332,013)
British Pound	DBAB	Buy	1,100,000	1,407,890		10/26/17	67,555	—
British Pound	DBAB	Sell	2,700,000	3,511,755		10/26/17	—	(109,792)
British Pound	JPHQ	Sell	1,300,000	14,926,644	SEK	10/26/17	92,306	—
British Pound	JPHQ	Sell	1,837,472	2,372,878		10/26/17	—	(91,749)
Canadian Dollar	JPHQ	Sell	9,700,000	7,411,909		10/26/17	—	(364,167)
Euro	BZWS	Sell	2,561,255	2,805,022		10/26/17	—	(225,972)
Euro	CITI	Sell	2,131,200	2,334,559		10/26/17	—	(187,507)
Euro	DBAB	Sell	992,876	1,088,887		10/26/17	—	(86,084)
Euro	GSCO	Sell	369,000	404,313		10/26/17	—	(32,362)
Euro	HSBK	Sell	142,717	156,317		10/26/17	—	(12,575)
Euro	JPHQ	Buy	5,600,000	6,596,492		10/26/17	30,559	—
Euro	JPHQ	Sell	17,878,207	19,592,191		10/26/17	—	(1,564,915)
Indian Rupee	CITI	Buy	4,537,000	68,915		10/26/17	296	—
Indian Rupee	DBAB	Buy	345,556,000	5,258,604		10/26/17	12,795	—
Indian Rupee	HSBK	Buy	144,338,000	2,192,587		10/26/17	9,265	—
Japanese Yen	BZWS	Sell	60,047,000	530,490		10/26/17	—	(3,562)
Japanese Yen	CITI	Sell	42,830,000	378,420		10/26/17	—	(2,506)
Japanese Yen	DBAB	Sell	540,993,500	4,778,039		10/26/17	—	(33,509)
Japanese Yen	HSBK	Sell	147,626,000	1,304,117		10/26/17	—	(8,856)
Japanese Yen	JPHQ	Sell	1,136,286,000	10,038,527		10/26/17	—	(67,501)
Mexican Peso	JPHQ	Buy	54,000,000	2,943,341		10/26/17	9,493	—
Mexican Peso	JPHQ	Sell	24,000,000	1,345,065		10/26/17	32,695	—
Argentine Peso	JPHQ	Buy	27,000,000	1,434,644		11/13/17	83,402	—
Argentine Peso	JPHQ	Buy	5,500,000	307,890		12/26/17	—	(5,566)
Colombian Peso	JPHQ	Buy	3,000,000,000	1,024,275		12/26/17	—	(13,545)
Polish Zloty	JPHQ	Buy	6,000,000	1,641,452		2/20/18	3,335	—

|65

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Forward Exchange Contracts (continued)

					Contract	Settlement		Unrealized Unrealized
Currency	Counterparty[a] Type			Quantity	Amount*		Date	Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
British Pound		JPHQ	Sell	1,250,000	1,649,375	8/15/18		$—	$(42,111)
Total Forward Exchange Contracts							$341,701	$(3,612,386)
Net unrealized appreciation (depreciation)								$(3,270,685)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.NA.HY.28	5.00%	Quarterly		6/20/22	$10,025,000	$762,463	$729,071	$33,392	Non-
									Investment
									Grade
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
BestBuyCo.Inc	(5.00)%	Quarterly	BZWS	6/20/22	$275,000	$(46,332)	$(44,517)	$(1,815)
BestBuyCo.Inc	(5.00)%	Quarterly	CITI	6/20/22	2,400,000	(404,351)	(397,682)	(6,669)
TheGapInc	(1.00)%	Quarterly	CITI	6/20/22	1,150,000	28,103	69,357	(41,254)
Kohl’sCorp	(1.00)%	Quarterly	CITI	6/20/22	1,300,000	41,116	67,873	(26,757)
L Brands Inc	(1.00)%	Quarterly	CITI	6/20/22	1,150,000	61,276	73,703	(12,427)
Macy’s Retail Holdings Inc	(1.00)%	Quarterly	CITI	6/20/22	1,100,000	72,191	76,277	(4,086)
TargetCorp	(1.00)%	Quarterly	CITI	6/20/22	2,675,000	(56,579)	(41,419)	(15,160)
Contracts to Sell Protection[d,e]
Single Name
GovernmentofArgentina	5.00%	Quarterly	CITI	12/20/22	5,000,000	464,830	440,864	23,966	B
GovernmentofBrazil	1.00%	Quarterly	FBCO	12/20/22	2,000,000	(94,075)	(100,058)	5,983	BB
GovernmentofColombia	1.00%	Quarterly	JPHQ	12/20/22	3,700,000	(20,562)	(55,496)	34,934	BBB
GovernmentofMexico	1.00%	Quarterly	FBCO	12/20/22	1,700,000	(1,963)	(9,110)	7,147	BBB+
Traded Index
[f]Citibank Bespoke Index,
Mezzanine Tranche 5-8%	0.50%	Quarterly	CITI	6/20/18	3,000,000	(23,652)	-	(23,652)	Non-
									Investment
									Grade
[f]Citibank Bespoke Lisbon
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/19	530,000	(67,872)	(107,884)	40,012	Non-
									Investment
									Grade

|66

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income VIP Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]

OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Verona
Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	$1,100,000	$(215,936)	$(245,578)	$29,642	Non-
									Investment
									Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	3,100,000	1,243	-	1,243	Non-
									Investment
									Grade
MCDX.NA.28	1.00%	Quarterly	CITI	6/20/22	2,270,000	56,498	32,893	23,605	Investment
									Grade
Total OTC Swap Contracts.						$(206,065)	$(240,777)	$34,712
Total Credit Default Swap Contracts						$556,398	$488,294	$68,104

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Collateral
Counterparty	Pledged (Received)
BZWS	$260,000
CITI	270,000
DBAB	620,000
FBCO	130,000
JPHQ	2,250,000
Total collateral	$3,530,000

bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers.

See Abbreviations on page 112.

|67

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin U.S. Government Securities VIP Fund
	Principal
	Amount	Value

Mortgage-Backed Securities 79.3%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.4%
FHLMC, 2.953%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/37	$736,012	$774,514
FHLMC, 3.482%, (12-month USD LIBOR +/- MBS Margin), 4/01/40.	7,905,248	8,333,082
FHLMC, 3.405% - 3.66%, (12-month USD LIBOR +/- MBS Margin), 3/01/36 - 5/01/38	8,800,469	9,249,708
		18,357,304
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.4%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25.	1,101,466	1,133,524
FHLMC Gold 30 Year, 3.00%, 5/01/43	501,780	506,479
FHLMC Gold 30 Year, 3.00%, 6/01/46	39,965,334	40,141,276
FHLMC Gold 30 Year, 3.00%, 10/01/46	28,225,646	28,345,533
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43.	4,254,983	4,447,339
FHLMC Gold 30 Year, 3.50%, 6/01/47	8,172,907	8,436,629
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 8/01/47.	11,984,175	12,653,833
FHLMC Gold 30 Year, 4.00%, 6/01/47	14,655,517	15,438,196
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41.	2,802,604	3,015,570
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40.	5,254,413	5,755,390
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38.	1,405,594	1,572,271
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35.	928,124	1,050,518
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	478,148	530,558
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 6/01/32.	206,216	224,336
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	1,684	1,707
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22.	3,075	3,336
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	327,027	390,496
FHLMC PC 30 Year, 8.50%, 9/01/20	135	136
		123,647,127
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 5.0%
FNMA, 3.094%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	5,772,554	6,074,416
FNMA, 3.273%, (12-month USD LIBOR +/- MBS Margin), 8/01/36.	6,872,973	7,231,212
FNMA, 3.384%, (12-month USD LIBOR +/- MBS Margin), 10/01/35	6,259,269	6,581,179
FNMA, 3.638%, (12-month USD LIBOR +/- MBS Margin), 9/01/37.	18,876,745	20,076,576
FNMA, 3.21% - 4.133%, (US 3 Year CMT T-Note +/- MBS Margin), 3/01/20 - 3/01/29	48,301	48,934
FNMA, 2.398% - 4.668%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 7/01/37	1,557,704	1,605,583
FNMA, 1.907% - 5.44%, (11th District COF +/- MBS Margin), 1/01/18 - 6/01/38	204,983	210,664
FNMA, 3.022% - 5.488%, (12-month USD LIBOR +/- MBS Margin), 1/01/19 - 3/01/47	11,997,021	12,558,585
FNMA, 2.089% - 7.22%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/17 - 10/01/44.	10,172,601	10,668,935
		65,056,084
Federal National Mortgage Association (FNMA) Fixed Rate 8.6%
FNMA 15 Year, 2.64%, 7/01/25	2,500,000	2,510,030
FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,543,394
FNMA 15 Year, 2.99%, 11/01/24	3,000,000	3,089,926
FNMA 15 Year, 3.14%, 10/01/25	4,000,000	4,079,337
FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,121,452
FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,182,179
FNMA 15 Year, 5.50%, 11/01/17 - 1/01/25	1,242,139	1,316,901
FNMA 30 Year, 3.00%, 12/01/42	217,394	219,007
[b] FNMA 30 Year, 3.00%, 10/01/47	20,000,000	20,056,251
FNMA 30 Year, 3.50%, 7/01/45	37,768,840	38,961,335
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	8,811,091	9,319,272
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	8,678,976	9,390,574
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	5,211,346	5,709,197
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	2,055,561	2,295,472

Quarterly Statement of Investments | See Notes to Statements of Investments. | 68

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	$2,440,874	$2,768,310
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	503,490	562,722
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	17,525	18,051
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	88,101	90,263
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	425	442
FNMA 30 Year, 9.00%, 10/01/26	84,719	89,927
FNMA PL 30 Year, 5.50%, 4/01/34	1,192,805	1,284,649
		112,608,691
Government National Mortgage Association (GNMA) Fixed Rate 54.9%
GNMA I SF 30 Year, 3.00%, 7/15/42	551,064	560,492
GNMA I SF 30 Year, 4.00%, 10/15/40 - 11/15/45	12,192,740	12,953,064
GNMA I SF 30 Year, 4.00%, 2/15/46 - 8/15/46	582,046	618,763
GNMA I SF 30 Year, 4.50%, 1/15/39 - 5/15/40	12,005,201	12,973,213
GNMA I SF 30 Year, 4.50%, 5/15/40 - 6/15/41	6,093,490	6,594,446
GNMA I SF 30 Year, 5.00%, 6/15/30 - 10/15/39	10,762,909	11,873,022
GNMA I SF 30 Year, 5.00%, 10/15/39 - 3/15/40	10,154,089	11,286,190
GNMA I SF 30 Year, 5.00%, 3/15/40 - 9/15/40	5,479,733	6,072,422
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	6,334,640	7,126,279
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	3,366,102	3,817,466
GNMA I SF 30 Year, 6.50%, 6/15/23 - 9/15/38	1,731,193	1,930,681
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	455,126	477,938
GNMA I SF 30 Year, 7.50%, 2/15/22 - 8/15/33	491,394	560,853
GNMA I SF 30 Year, 8.00%, 12/15/21 - 5/15/24	118,786	122,115
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	46,174	47,184
GNMA I SF 30 Year, 9.00%, 9/15/19 - 3/15/20	1,082	1,086
GNMA I SF 30 Year, 9.50%, 3/15/18 - 12/15/20	21,961	22,342
GNMA I SF 30 Year, 10.00%, 9/15/18 - 8/15/21	9,908	10,016
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	2,920,683	2,966,081
GNMA II SF 30 Year, 3.00%, 9/20/45	11,554,303	11,728,456
GNMA II SF 30 Year, 3.00%, 7/20/47	24,278,667	24,644,608
GNMA II SF 30 Year, 3.00%, 9/20/47	30,000,000	30,452,176
GNMA II SF 30 Year, 3.50%, 12/20/40 - 8/20/43	2,956,042	3,089,910
GNMA II SF 30 Year, 3.50%, 8/20/42	8,223,949	8,597,427
GNMA II SF 30 Year, 3.50%, 9/20/42	23,872,593	24,956,741
GNMA II SF 30 Year, 3.50%, 10/20/42	7,276,551	7,607,008
GNMA II SF 30 Year, 3.50%, 11/20/42	14,207,697	14,852,933
GNMA II SF 30 Year, 3.50%, 12/20/42	10,754,239	11,242,643
GNMA II SF 30 Year, 3.50%, 1/20/43	18,044,648	18,864,149
GNMA II SF 30 Year, 3.50%, 3/20/43	6,526,323	6,822,726
GNMA II SF 30 Year, 3.50%, 4/20/43	8,184,114	8,555,811
GNMA II SF 30 Year, 3.50%, 5/20/43	14,988,838	15,669,585
GNMA II SF 30 Year, 3.50%, 6/20/43	6,872,905	7,185,057
GNMA II SF 30 Year, 3.50%, 5/20/47	145,657,110	151,625,466
GNMA II SF 30 Year, 3.50%, 9/20/47	105,768,844	110,102,763
GNMA II SF 30 Year, 4.00%, 11/20/39 - 3/20/41	11,560,769	12,275,551
GNMA II SF 30 Year, 4.00%, 7/20/41 - 2/20/44	6,400,570	6,789,423
GNMA II SF 30 Year, 4.00%, 11/20/41	8,116,670	8,609,694
GNMA II SF 30 Year, 4.00%, 3/20/47	72,005,674	76,041,115
GNMA II SF 30 Year, 4.00%, 5/20/47	14,729,325	15,538,835
GNMA II SF 30 Year, 4.50%, 10/20/39 - 5/20/41	8,708,973	9,378,808
GNMA II SF 30 Year, 4.50%, 6/20/41 - 10/20/41	9,543,468	10,264,704

|69

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 4.50%, 9/20/41	$6,490,680	$6,981,443
GNMA II SF 30 Year, 4.50%, 3/20/42 - 10/20/44	10,687,215	11,446,161
GNMA II SF 30 Year, 5.00%, 9/20/33 - 10/20/42	10,871,720	11,917,008
GNMA II SF 30 Year, 5.00%, 6/20/44	3,551,251	3,849,561
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	5,353,108	5,963,792
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	3,378,752	3,856,242
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	530,466	609,669
GNMA II SF 30 Year, 7.00%, 5/20/32	8,976	10,677
GNMA II SF 30 Year, 7.50%, 12/20/17 - 5/20/33	95,002	105,256
GNMA II SF 30 Year, 8.00%, 8/20/26	6,095	7,199
GNMA II SF 30 Year, 9.50%, 4/20/25	2,149	2,159
		719,658,409
Total Mortgage-Backed Securities (Cost $1,038,492,296)		1,039,327,615

U.S. Government and Agency Securities 18.0%
Federal Agricultural Mortgage Corp.,
4.30%, 5/13/19	1,010,000	1,054,039
1.41%, 3/06/20	10,000,000	9,929,320
2.66%, 4/12/22	7,000,000	7,125,853
FHLB, 2.625%, 9/12/25	20,000,000	20,259,600
FICO,
1P, Strip, 5/11/18	10,000,000	9,913,883
12, Strip, 6/06/18	4,627,000	4,582,447
13P, Strip, 12/27/18	2,500,000	2,452,417
15P, Strip, 3/07/19	1,798,000	1,756,303
A-P, Strip, 2/08/18	1,000,000	995,381
B-P, Strip, 4/06/18	1,405,000	1,395,094
D-P, Strip, 9/26/19	7,605,000	7,347,970
E-P, Strip, 11/02/18	8,896,000	8,752,754
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	14,235,828
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	5,057,575
New Valley Generation IV, secured bond, 4.687%, 1/15/22	1,873,266	1,978,750
Overseas Private Investment Corp.,
A, zero cpn., 2/19/18	682,174	727,667
A, zero cpn., 11/15/20	2,575,000	3,118,868
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,323,055
secured note, 4.30%, 12/15/21	1,865,000	2,039,859
secured note, LL, 2.25%, 3/15/20	1,700,000	1,722,205
senior secured note, MM, 2.30%, 9/15/20.	3,500,000	3,551,859
SBA,
[c] FRN, 4.125%, (US Prime - 0.125%), 3/25/18	33,628	33,576
PC, 1998-20I, 1, 6.00%, 9/01/18	61,576	62,182
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	7,037,555
TVA,
1.875%, 8/15/22	6,000,000	5,970,246
5.88%, 4/01/36	5,000,000	6,917,770
Strip, 11/01/18	2,644,000	2,592,901
Strip, 6/15/19	5,973,000	5,780,653

|70

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin U.S. Government Securities VIP Fund (continued)
	Principal
	Amount	Value

U.S. Government and Agency Securities (continued)
TVA, (continued)
Strip, 6/15/20	$6,138,000	$5,809,392
U.S. Treasury Bond,
2.50%, 2/15/46	4,000,000	3,719,062
[d] Index Linked, 2.375%, 1/15/25	12,207,330	13,945,377
[d] Index Linked, 2.00%, 1/15/26	13,566,823	15,256,832
[d] Index Linked, 1.75%, 1/15/28	9,347,810	10,465,940
[d] Index Linked, 3.625%, 4/15/28	7,567,443	9,909,404
[d] U.S. Treasury Note,
Index Linked, 0.125%, 4/15/19	10,446,909	10,487,588
Index Linked, 0.125%, 7/15/24	15,979,512	15,819,499
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19.	5,000,000	5,048,405
Total U.S. Government and Agency Securities (Cost $234,509,446)		236,177,109

Total Investments before Short Term Investments
(Cost $1,273,001,742)		1,275,504,724

Short Term Investments (Cost $52,595,408) 4.0%
Repurchase Agreements 4.0%
[e] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $52,599,932)
BNP Paribas Securities Corp. (Maturity Value $45,522,085)
Deutsche Bank Securities Inc. (Maturity Value $4,574,090)
HSBC Securities (USA) Inc. (Maturity Value $2,275,999)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $227,758)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/17/20; U.S. Treasury Note, 1.75% -
3.625%, 2/15/20 - 5/31/22 (valued at $53,682,827)	52,595,408	52,595,408
Total Investments (Cost $1,325,597,150) 101.3%		1,328,100,132
Other Assets, less Liabilities (1.3)%		(17,225,035)
Net Assets 100.0%		$1,310,875,097

See Abbreviations on page 112.

aAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
bSecurity purchased on a to-be-announced (TBA) basis.
cThe coupon rate shown represents the rate at period end.
dPrincipal amount of security is adjusted for inflation.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|71

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Franklin VolSmart Allocation VIP Fund
	Shares	Value
Common Stocks 49.7%
Capital Goods 10.5%
Carlisle Cos. Inc	7,460	$748,163
Donaldson Co. Inc	14,030	644,538
Dover Corp	23,600	2,156,804
General Dynamics Corp	11,000	2,261,380
Honeywell International Inc	20,900	2,962,366
Johnson Controls International PLC	40,092	1,615,307
Pentair PLC (United Kingdom)	27,100	1,841,716
Roper Technologies Inc	16,900	4,113,460
United Technologies Corp	17,000	1,973,360
W.W. Grainger Inc	2,750	494,313
		18,811,407
Commercial & Professional Services 1.0%
Cintas Corp	7,300	1,053,244
Matthews International Corp., A	11,870	738,907
		1,792,151
Consumer Durables & Apparel 1.0%
Leggett & Platt Inc	9,590	457,731
NIKE Inc., B	24,400	1,265,140
		1,722,871
Consumer Services 1.1%
McDonald’s Corp	9,380	1,469,658
Yum! Brands Inc	7,700	566,797
		2,036,455
Diversified Financials 0.2%
State Street Corp	3,750	358,275
Energy 3.1%
Chevron Corp	10,590	1,244,325
EOG Resources Inc	5,730	554,320
Exxon Mobil Corp	14,800	1,213,304
Occidental Petroleum Corp	16,600	1,065,886
Schlumberger Ltd	21,300	1,485,888
		5,563,723
Food & Staples Retailing 1.7%
CVS Health Corp	9,650	784,738
Walgreens Boots Alliance Inc	14,300	1,104,246
Wal-Mart Stores Inc	13,890	1,085,365
		2,974,349
Food, Beverage & Tobacco 2.8%
Archer-Daniels-Midland Co	24,200	1,028,742
Bunge Ltd	19,100	1,326,686
McCormick & Co. Inc	10,750	1,103,380
PepsiCo Inc	13,800	1,537,734
		4,996,542
Health Care Equipment & Services 6.3%
Abbott Laboratories	27,960	1,491,946
Becton, Dickinson and Co	13,500	2,645,325
DENTSPLY SIRONA Inc	12,200	729,682
Medtronic PLC	29,100	2,263,107

Quarterly Statement of Investments | See Notes to Statements of Investments. | 72

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services (continued)
Stryker Corp	19,600	$2,783,592
West Pharmaceutical Services Inc	14,900	1,434,274
		11,347,926
Household & Personal Products 1.6%
Colgate-Palmolive Co	18,300	1,333,155
The Procter & Gamble Co	16,380	1,490,252
		2,823,407
Insurance 0.9%
Aflac Inc	9,120	742,277
Chubb Ltd	3,981	567,492
Erie Indemnity Co., A	2,720	327,950
		1,637,719
Materials 6.3%
Air Products and Chemicals Inc	16,100	2,434,642
Albemarle Corp	33,300	4,539,123
Ecolab Inc	7,660	985,153
Nucor Corp	12,200	683,688
Praxair Inc	18,800	2,627,112
		11,269,718
Media 1.0%
Comcast Corp., A	24,400	938,912
John Wiley & Sons Inc., A	14,600	781,100
		1,720,012
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
AbbVie Inc	9,040	803,294
Johnson & Johnson	17,000	2,210,170
Perrigo Co. PLC	6,040	511,286
Pfizer Inc	13,410	478,737
Roche Holding AG, ADR (Switzerland)	8,900	284,800
		4,288,287
Retailing 2.0%
The Gap Inc	15,720	464,212
Ross Stores Inc	22,600	1,459,282
Target Corp	13,240	781,292
Tiffany & Co	8,800	807,664
		3,512,450
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices Inc	26,814	2,310,562
Texas Instruments Inc	28,300	2,536,812
Versum Materials Inc	5,495	213,316
		5,060,690
Software & Services 4.3%
Accenture PLC, A	20,200	2,728,414
Microsoft Corp	52,300	3,895,827
Visa Inc., A	11,200	1,178,688
		7,802,929

|73

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)
					Shares	Value
Common Stocks (continued)
Transportation 0.7%
United Parcel Service Inc., B					10,000	$1,200,900
Total Common Stocks (Cost $75,805,571)						88,919,811

Investments in Underlying Funds and Exchange Traded Funds 47.4%
Domestic Equity 9.8%
[a,b] Franklin DynaTech Fund, Class R6					267,571	17,464,387
Domestic Fixed Income 23.2%
[b] Franklin Low Duration Total Return Fund, Class R6					2,308,711	22,856,241
[b] Franklin Strategic Income Fund, Class R6					1,891,920	18,748,924
						41,605,165
Domestic Hybrid 9.9%
[b] Franklin Income Fund, Class R6					7,472,118	17,708,919
Foreign Equity 4.5%
iShares Core MSCI EAFE ETF					125,600	8,059,752
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $78,848,728)						84,838,223
Total Investments before Short Term Investments (Cost $154,654,299)						173,758,034

Short Term Investments (Cost $6,873,208) 3.8%
Money Market Funds 3.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%					6,873,208	6,873,208
Total Investments (Cost $161,527,507) 100.9%						180,631,242
Other Assets, less Liabilities (0.9)%						(1,589,800)
Net Assets 100.0%						$179,041,442

[a]Non-income producing.
[b]See Note 9 regarding investments in Underlying Funds.
[c]The rate shown is the annualized seven-day yield at period end.

At September 30, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
	Financing	Payment		Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
Dynamic VIX Backwardation (BEFSDVB1)	0.25%	Monthly	BZWS	5/25/18	$34,100,000	$(3,048)

[a]The Fund receives the total return on the underlying instrument and pays a financing rate.
See Abbreviations on page 112.

|74

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Templeton Developing Markets VIP Fund
	Industry	Shares	Value

Common Stocks 94.6%
Belgium 1.0%
Anheuser-Busch InBev SA/NV	Beverages	31,970	$3,826,845
Brazil 1.3%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	183,800	1,227,870
B3 SA - Brasil Bolsa Balcao	Capital Markets	55,400	419,292
M Dias Branco SA	Food Products	136,200	2,139,121
Mahle-Metal Leve SA	Auto Components	136,600	859,024
			4,645,307
Cambodia 0.8%
NagaCorp Ltd	Hotels, Restaurants & Leisure	4,824,000	2,927,136
China 23.9%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	82,310	14,215,760
BAIC Motor Corp. Ltd., H	Automobiles	1,686,100	1,599,406
[a] Baidu Inc., ADR.	Internet Software & Services	14,556	3,605,376
Bloomage Biotechnology Corp. Ltd	Chemicals	772,000	1,543,674
Brilliance China Automotive Holdings Ltd	Automobiles	8,909,300	23,722,701
China Life Insurance Co. Ltd., H	Insurance	539,000	1,604,239
China Mobile Ltd	Wireless Telecommunication Services	490,500	4,969,894
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	5,918,000	4,431,881
CNOOC Ltd	Oil, Gas & Consumable Fuels	2,000,500	2,581,406
COSCO Shipping Ports Ltd	Transportation Infrastructure	1,078,716	1,200,008
Dah Chong Hong Holdings Ltd	Distributors	1,746,100	862,807
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	441,500	662,250
NetEase Inc., ADR.	Internet Software & Services	13,224	3,488,623
Ping An Bank Co. Ltd., A	Banks	1,636,500	2,732,665
Ping An Insurance Group Co. of China Ltd., A.	Insurance	611,929	4,981,224
Poly Culture Group Corp. Ltd., H	Media	229,200	548,086
Tencent Holdings Ltd	Internet Software & Services	252,800	10,880,078
Uni-President China Holdings Ltd	Food Products	3,289,300	3,238,076
Weifu High-Technology Co. Ltd., B	Auto Components	334,339	769,973
			87,638,127
Czech Republic 0.4%
Moneta Money Bank AS	Banks	390,403	1,374,352
Hong Kong 2.6%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	149,333	1,148,371
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	1,731,200	4,148,684
Sands China Ltd	Hotels, Restaurants & Leisure	807,600	4,202,561
			9,499,616
Hungary 1.2%
Richter Gedeon Nyrt	Pharmaceuticals	177,170	4,400,195
India 6.5%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	35,390	1,515,332
Biocon Ltd	Biotechnology	767,725	3,904,454
Coal India Ltd	Oil, Gas & Consumable Fuels	338,475	1,403,705
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	292,323	2,677,949
ICICI Bank Ltd	Banks	1,806,409	7,650,478
Infosys Ltd	IT Services	132,887	1,831,037
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	89,710	1,072,646
Tata Chemicals Ltd	Chemicals	238,500	2,348,664

Quarterly Statement of Investments | See Notes to Statements of Investments. | 75

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
India (continued)
[a] Tata Motors Ltd., A	Automobiles	401,271	$1,365,833
			23,770,098
Indonesia 3.0%
Astra International Tbk PT	Automobiles	10,115,100	5,931,729
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	2,202,903
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	6,697,400	783,016
Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	2,077,912
			10,995,560
Kenya 0.4%
Equity Group Holdings Ltd	Banks	3,712,900	1,403,131
Mexico 1.8%
Grupo Financiero Santander Mexico SAB de CV, B, ADR	Banks	545,057	5,499,625
Nemak SAB de CV	Auto Components	1,426,300	1,226,192
			6,725,817
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	170,327	76,861
Pakistan 0.7%
Habib Bank Ltd	Banks	1,550,000	2,632,522
Peru 1.1%
Compania de Minas Buenaventura SA, ADR.	Metals & Mining	299,680	3,832,907
Philippines 0.2%
BDO Unibank Inc	Banks	327,469	841,207
Russia 7.3%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	666,900	2,794,311
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	95,300	5,044,229
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	179,485	5,915,826
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	137,400	2,365,341
Sberbank of Russia PJSC, ADR	Banks	402,166	5,724,833
[a] Yandex NV, A	Internet Software & Services	150,078	4,945,070
			26,789,610
Singapore 0.1%
DBS Group Holdings Ltd	Banks	25,706	394,370
South Africa 6.8%
Massmart Holdings Ltd	Food & Staples Retailing	293,714	2,418,539
MTN Group Ltd	Wireless Telecommunication Services	154,535	1,418,723
Naspers Ltd., N	Media	97,448	21,002,732
Novus Holdings Ltd	Commercial Services & Supplies	33,705	16,245
			24,856,239
South Korea 16.8%
Daelim Industrial Co. Ltd	Construction & Engineering	50,242	3,513,856
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	33,470	2,001,847
Hankook Tire Co. Ltd	Auto Components	21,600	1,135,363
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	37,500	715,430
Hanon Systems	Auto Components	292,362	3,216,444
Hite Jinro Co. Ltd	Beverages	64,320	1,477,020
Hyundai Development Co-Engineering & Construction	Construction & Engineering	126,830	3,953,436
iMarketkorea Inc	Trading Companies & Distributors	70,490	591,474
Interpark Holdings Corp	Internet & Direct Marketing Retail	142,053	528,378
KT Skylife Co. Ltd	Media	176,060	2,213,644

|76

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Naver Corp	Internet Software & Services	2,573	$1,673,711
POSCO	Metals & Mining	13,592	3,762,072
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	12,367	27,686,427
SK Hynix Inc	Semiconductors & Semiconductor Equipment	113,860	8,241,575
Youngone Corp	Textiles, Apparel & Luxury Goods	22,200	631,910
			61,342,587
Taiwan 10.8%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	357,000	3,320,137
[a] FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	1,759,800	1,133,153
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	2,265,500	7,831,100
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	14,000	2,456,545
Pegatron Corp	Technology Hardware, Storage & Peripherals	973,800	2,522,981
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	3,100,000	22,094,746
			39,358,662
Thailand 3.8%
Kasikornbank PCL, fgn	Banks	619,500	3,978,782
Kiatnakin Bank PCL, fgn	Banks	1,009,800	2,113,852
Land and Houses PCL, fgn	Real Estate Management & Development	4,853,900	1,449,469
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	584,500	1,570,010
Siam Commercial Bank PCL, fgn	Banks	306,400	1,406,939
Thai Beverage PCL, fgn	Beverages	5,252,200	3,483,148
			14,002,200
United Kingdom 3.3%
Unilever PLC	Personal Products	206,804	11,969,591
United States 0.8%
[a] IMAX Corp	Media	134,442	3,045,111
Total Common Stocks (Cost $248,204,556)			346,348,051

Participatory Notes 0.7%
Saudi Arabia 0.7%
Deutsche Bank AG/London, Samba Financial Group,
8/03/20	Banks	88,055	563,544
HSBC Bank PLC, Saudi Basic Industries Corp., 1/22/18	Chemicals	66,324	1,821,675
Total Participatory Notes
(Cost $1,923,033)			2,385,219

Preferred Stocks 4.1%
Brazil 4.1%
[c] Banco Bradesco SA, 3.683%, ADR, pfd	Banks	627,815	6,949,912
[c] Itau Unibanco Holding SA, 4.182%, ADR, pfd	Banks	589,962	8,082,480
Total Preferred Stocks (Cost $6,333,400)			15,032,392
Total Investments before Short Term
Investments (Cost $256,460,989)			363,765,662

|77

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Developing Markets VIP Fund (continued)
	Shares	Value
Short Term Investments (Cost $2,801,233) 0.7%
Money Market Funds 0.7%
United States 0.7%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	2,801,233	$2,801,233
Total Investments (Cost $259,262,222)
100.1%		366,566,895
Other Assets, less Liabilities (0.1)%		(485,043)
Net Assets 100.0%		$366,081,852

See Abbreviations on page 112.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2017, the value of this security was
$5,915,826, representing 1.6% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 10 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day yield at period end.

|78

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Templeton Foreign VIP Fund
	Country	Shares	Value
Common Stocks 97.0%
Aerospace & Defense 2.8%
BAE Systems PLC	United Kingdom	2,720,370	$23,021,760
Cobham PLC	United Kingdom	5,307,199	10,362,442
Rolls-Royce Holdings PLC	United Kingdom	1,153,600	13,712,481
			47,096,683
Auto Components 2.3%
Cie Generale des Etablissements Michelin, B	France	67,168	9,802,080
Hyundai Mobis Co. Ltd	South Korea	79,105	16,576,762
Sumitomo Rubber Industries Ltd	Japan	712,200	13,043,400
			39,422,242
Automobiles 0.9%
Hero Motocorp Ltd	India	154,059	8,903,742
Hyundai Motor Co	South Korea	47,538	6,246,862
			15,150,604
Banks 12.7%
Bangkok Bank PCL, fgn	Thailand	3,144,600	18,403,271
Barclays PLC	United Kingdom	6,770,066	17,541,805
BNP Paribas SA	France	427,800	34,501,048
Hana Financial Group Inc	South Korea	494,927	20,461,886
HSBC Holdings PLC	United Kingdom	3,012,800	29,523,832
ING Groep NV	Netherlands	570,040	10,507,969
Kasikornbank PCL, fgn	Thailand	249,500	1,602,431
Kasikornbank PCL, NVDR	Thailand	1,180,100	7,331,354
KB Financial Group Inc., ADR	South Korea	437,706	21,460,725
[a] Standard Chartered PLC	United Kingdom	3,816,307	37,927,150
United Overseas Bank Ltd	Singapore	916,700	15,873,885
			215,135,356
Beverages 1.9%
Kirin Holdings Co. Ltd	Japan	709,500	16,686,704
Suntory Beverage & Food Ltd	Japan	363,800	16,188,276
			32,874,980
Biotechnology 1.0%
Shire PLC	United Kingdom	318,110	16,148,213
Capital Markets 1.4%
GAM Holding AG	Switzerland	55,960	866,791
UBS Group AG.	Switzerland	1,326,231	22,665,348
			23,532,139
Chemicals 1.8%
Johnson Matthey PLC	United Kingdom	391,005	17,920,314
Yara International ASA	Norway	266,170	11,918,209
			29,838,523
Construction & Engineering 0.9%
Sinopec Engineering Group Co. Ltd	China	17,492,000	15,428,223
Construction Materials 0.7%
Taiheiyo Cement Corp	Japan	310,400	11,978,755
Diversified Telecommunication Services 3.8%
China Telecom Corp. Ltd., H	China	50,418,357	25,817,008
Singapore Telecommunications Ltd	Singapore	3,003,400	8,144,213
Telefonica Deutschland Holding AG	Germany	2,094,590	11,751,643

Quarterly Statement of Investments | See Notes to Statements of Investments. | 79

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Telenor ASA.	Norway	879,834	$18,599,087
			64,311,951
Energy Equipment & Services 3.6%
Ensign Energy Services Inc	Canada	1,552,600	8,773,157
SBM Offshore NV	Netherlands	2,224,690	40,339,011
Tenaris SA	Italy	875,992	12,421,391
			61,533,559
Health Care Equipment & Supplies 0.7%
Getinge AB, B	Sweden	651,040	12,209,324
Health Care Providers & Services 1.6%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	5,083,800	12,417,211
Sinopharm Group Co. Ltd	China	3,443,200	15,162,748
			27,579,959
Household Durables 0.8%
Haier Electronics Group Co. Ltd	China	1,428,000	3,480,586
Panasonic Corp	Japan	634,900	9,194,462
			12,675,048
Industrial Conglomerates 2.2%
CK Hutchison Holdings Ltd	Hong Kong	2,021,500	25,839,199
Siemens AG.	Germany	85,456	12,036,706
			37,875,905
Insurance 6.1%
Aegon NV	Netherlands	5,251,690	30,581,489
Aviva PLC	United Kingdom	1,743,972	12,024,363
AXA SA	France	722,428	21,845,083
China Life Insurance Co. Ltd., H	China	4,639,000	13,807,166
Chubb Ltd	United States	113,369	16,160,751
Dongbu Insurance Co. Ltd	South Korea	147,418	9,396,323
			103,815,175
Internet Software & Services 3.4%
[a] Baidu Inc., ADR	China	201,130	49,817,890
NetEase Inc., ADR	China	32,800	8,652,968
			58,470,858
Life Sciences Tools & Services 2.2%
[a] MorphoSys AG	Germany	202,180	17,050,721
QIAGEN NV.	Netherlands	616,864	19,411,068
			36,461,789
Media 1.0%
SES SA, IDR	Luxembourg	796,442	17,420,051
Metals & Mining 5.9%
Alamos Gold Inc., A	Canada	2,101,752	14,207,843
Barrick Gold Corp	Canada	1,314,020	21,142,582
Eldorado Gold Corp	Canada	3,898,300	8,561,168
Sumitomo Metal Mining Co. Ltd	Japan	519,500	16,675,309
Tahoe Resources Inc	Canada	441,941	2,323,675
Wheaton Precious Metals Corp	Canada	1,940,600	37,018,619
			99,929,196

|80

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Multiline Retail 0.7%
Ryohin Keikaku Co. Ltd	Japan	41,300	$12,160,005
Multi-Utilities 1.2%
innogy SE	Germany	406,610	18,092,124
Veolia Environnement SA	France	127,300	2,940,790
			21,032,914
Oil, Gas & Consumable Fuels 12.1%
BP PLC	United Kingdom	7,393,705	47,292,333
Cenovus Energy Inc	Canada	1,082,702	10,856,091
Eni SpA	Italy	1,507,144	24,932,833
[a] Husky Energy Inc	Canada	880,500	11,023,452
INPEX Corp	Japan	1,724,000	18,305,729
Kunlun Energy Co. Ltd	China	7,166,000	6,999,364
PTT Exploration and Production PCL, fgn	Thailand	3,183,300	8,550,581
Royal Dutch Shell PLC, A	United Kingdom	16,803	506,310
Royal Dutch Shell PLC, B	United Kingdom	1,390,353	42,751,399
Suncor Energy Inc	Canada	475,800	16,676,740
Total SA.	France	332,436	17,851,841
			205,746,673
Pharmaceuticals 10.2%
Astellas Pharma Inc	Japan	1,689,500	21,480,764
Bayer AG	Germany	198,000	26,976,360
Merck KGaA	Germany	151,830	16,886,061
Novartis AG	Switzerland	128,920	11,036,212
Roche Holding AG	Switzerland	143,560	36,646,047
Sanofi	France	352,215	34,964,529
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,391,575	24,491,720
			172,481,693
Professional Services 0.5%
Capita PLC	United Kingdom	1,051,471	7,961,281
Semiconductors & Semiconductor Equipment 2.0%
Infineon Technologies AG	Germany	590,665	14,845,594
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	2,587,000	18,438,422
			33,284,016
Specialty Retail 1.3%
Kingfisher PLC	United Kingdom	5,347,092	21,389,428
Technology Hardware, Storage & Peripherals 4.7%
Catcher Technology Co. Ltd	Taiwan	925,000	8,602,597
Quanta Computer Inc	Taiwan	5,640,000	12,959,968
Samsung Electronics Co. Ltd	South Korea	26,226	58,713,046
			80,275,611
Trading Companies & Distributors 2.2%
Posco Daewoo Corp	South Korea	446,020	7,516,162
SIG PLC	United Kingdom	5,760,800	13,733,965
Travis Perkins PLC	United Kingdom	856,731	16,624,563
			37,874,690

|81

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 4.4%
China Mobile Ltd	China	1,636,000	$16,576,447
SoftBank Group Corp	Japan	565,100	45,593,467
Vodafone Group PLC, ADR	United Kingdom	434,503	12,365,955
			74,535,869
Total Common Stocks (Cost $1,322,366,776)			1,645,630,713

Short Term Investments (Cost $46,597,181) 2.7%
Money Market Funds 2.7%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	United States	46,597,181	46,597,181
Total Investments (Cost $1,368,963,957) 99.7%			1,692,227,894
Other Assets, less Liabilities 0.3%			5,179,566
Net Assets 100.0%			$1,697,407,460

See Abbreviations on page 112.

aNon-income producing.
bSee Note 10 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|82

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)

Templeton Global Bond VIP Fund

	Principal
	Amount*			Value

Foreign Government and Agency Securities 64.9%
Argentina 4.2%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	44,122,000		ARS	$2,541,879
18.20%, 10/03/21	798,350,000		ARS	47,897,126
16.00%, 10/17/23	240,805,000		ARS	14,481,226
senior note, 15.50%, 10/17/26	1,067,286,000		ARS	65,993,923
[a] Government of Argentina, FRN, 22.548%, (ARS Badlar + 2.00%), 4/03/22	24,036,000		ARS	1,369,194
				132,283,348
Brazil 11.5%
Letra Tesouro Nacional,
Strip, 1/01/19	38,960	[b]	BRL	11,292,929
Strip, 7/01/19	102,840	[b]	BRL	28,623,884
Strip, 7/01/20	259,441	[b]	BRL	65,695,279
Strip, 7/01/21	24,360	[b]	BRL	5,577,019
Nota Do Tesouro Nacional,
10.00%, 1/01/21	38,520	[b]	BRL	12,621,630
10.00%, 1/01/23	522,145	[b]	BRL	170,203,496
10.00%, 1/01/25	69,029	[b]	BRL	22,409,772
10.00%, 1/01/27	40,733	[b]	BRL	13,129,795
[c] Index Linked, 6.00%, 5/15/19	2,087	[b]	BRL	2,074,491
[c] Index Linked, 6.00%, 8/15/22	18,002	[b]	BRL	18,235,444
[c] Index Linked, 6.00%, 5/15/23	4,510	[b]	BRL	4,594,658
[c] Index Linked, 6.00%, 8/15/24	3,110	[b]	BRL	3,202,319
senior note, 10.00%, 1/01/19	21,390	[b]	BRL	6,976,627
				364,637,343
Colombia 4.0%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,386,000,000		COP	862,672
senior bond, 4.375%, 3/21/23	362,000,000		COP	115,610
senior bond, 9.85%, 6/28/27	576,000,000		COP	246,779
Titulos de Tesoreria,
B, 5.00%, 11/21/18	2,882,000,000		COP	981,014
B, 7.75%, 9/18/30	140,945,200,000		COP	52,524,539
B, 7.00%, 6/30/32	5,967,000,000		COP	2,050,733
senior bond, B, 11.25%, 10/24/18	5,135,000,000		COP	1,866,215
senior bond, B, 11.00%, 7/24/20	9,167,000,000		COP	3,543,977
senior bond, B, 7.00%, 5/04/22	10,237,000,000		COP	3,628,009
senior bond, B, 10.00%, 7/24/24	40,977,000,000		COP	16,763,424
senior bond, B, 7.50%, 8/26/26	77,594,200,000		COP	28,006,804
senior bond, B, 6.00%, 4/28/28	42,303,600,000		COP	13,812,950
senior note, B, 7.00%, 9/11/19	4,056,000,000		COP	1,423,253
				125,825,979
Ghana 1.7%
Government of Ghana,
24.75%, 3/01/21	80,000		GHS	21,281
24.50%, 6/21/21	80,000		GHS	21,538
24.75%, 7/19/21	80,000		GHS	21,767
18.75%, 1/24/22	26,840,000		GHS	6,292,102
19.75%, 3/25/24	26,840,000		GHS	6,638,195
19.00%, 11/02/26	80,510,000		GHS	19,323,133
senior bond, 19.75%, 3/15/32	80,510,000		GHS	19,943,325

Quarterly Statement of Investments | See Notes to Statements of Investments. | 83

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 21.50%, 3/09/20	520,000		GHS	$126,417
				52,387,758
India 8.3%
Government of India,
senior bond, 7.80%, 5/03/20	270,800,000		INR	4,276,617
senior bond, 8.20%, 2/15/22	500,000,000		INR	8,099,908
senior bond, 8.35%, 5/14/22	212,700,000		INR	3,476,347
senior bond, 8.08%, 8/02/22	1,783,000,000		INR	28,804,009
senior bond, 8.13%, 9/21/22	28,000,000		INR	454,319
senior bond, 9.15%, 11/14/24	2,409,000,000		INR	41,256,569
senior note, 7.28%, 6/03/19	28,000,000		INR	435,057
senior note, 8.27%, 6/09/20	1,222,000,000		INR	19,542,083
senior note, 8.12%, 12/10/20	844,000,000		INR	13,527,778
senior note, 7.80%, 4/11/21	1,980,300,000		INR	31,486,346
senior note, 8.79%, 11/08/21	653,000,000		INR	10,795,347
senior note, 8.15%, 6/11/22	1,621,000,000		INR	26,213,985
senior note, 6.84%, 12/19/22	98,000,000		INR	1,518,889
senior note, 7.16%, 5/20/23	133,700,000		INR	2,080,958
senior note, 8.83%, 11/25/23	2,983,900,000		INR	50,162,507
senior note, 7.68%, 12/15/23	1,376,000,000		INR	22,004,096
				264,134,815
Indonesia 6.2%
Government of Indonesia,
6.125%, 5/15/28	37,000,000		IDR	2,619
8.375%, 3/15/34	81,180,000,000		IDR	6,658,789
FR34, 12.80%, 6/15/21	392,506,000,000		IDR	35,473,122
FR35, 12.90%, 6/15/22	71,229,000,000		IDR	6,704,401
FR43, 10.25%, 7/15/22	147,832,000,000		IDR	12,745,942
senior bond, FR39, 11.75%, 8/15/23	5,491,000,000		IDR	511,030
senior bond, FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,430,305
senior bond, FR44, 10.00%, 9/15/24	4,454,000,000		IDR	394,682
senior bond, FR46, 9.50%, 7/15/23	226,780,000,000		IDR	19,296,030
senior bond, FR47, 10.00%, 2/15/28	12,000,000		IDR	1,108
senior bond, FR52, 10.50%, 8/15/30	6,960,000,000		IDR	672,286
senior bond, FR56, 8.375%, 9/15/26	525,219,000,000		IDR	44,007,050
senior bond, FR59, 7.00%, 5/15/27	47,752,000,000		IDR	3,691,774
senior bond, FR61, 7.00%, 5/15/22	244,849,000,000		IDR	18,747,868
senior bond, FR63, 5.625%, 5/15/23	258,951,000,000		IDR	18,558,966
senior bond, FR70, 8.375%, 3/15/24	136,475,000,000		IDR	11,121,975
senior bond, FR71, 9.00%, 3/15/29	51,222,000,000		IDR	4,434,376
senior bond, FR73, 8.75%, 5/15/31	85,845,000,000		IDR	7,344,126
				194,796,449
Mexico 20.5%
Government of Mexico,
7.75%, 12/14/17	30,626,300	[d]	MXN	168,438,761
M, 4.75%, 6/14/18	6,775,400	[d]	MXN	36,656,537
senior note, 8.50%, 12/13/18	60,159,700	[d]	MXN	336,214,863
senior note, M, 5.00%, 12/11/19	18,742,300	[d]	MXN	99,390,096

|84

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos,
Index Linked, 3.50%, 12/14/17	656,388	[f]	MXN	$3,629,891
Index Linked, 4.00%, 6/13/19	450,528	[f]	MXN	2,515,598
Index Linked, 2.50%, 12/10/20	354,813	[f]	MXN	1,918,145
				648,763,891
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20.	11,090,000		PEN	3,786,339
Philippines 1.7%
Government of the Philippines,
senior note, 5.875%, 1/31/18	81,610,000		PHP	1,619,406
senior note, 3.375%, 8/20/20	1,102,110,000		PHP	21,522,767
senior note, 5-72, 2.125%, 5/23/18	686,978,000		PHP	13,461,227
senior note, 7-51, 5.00%, 8/18/18	64,060,000		PHP	1,278,313
senior note, 7-56, 3.875%, 11/22/19	813,510,000		PHP	16,061,595
				53,943,308
South Africa 1.6%
Government of South Africa,
8.00%, 1/31/30	141,289,000		ZAR	9,583,591
7.00%, 2/28/31	100,900,000		ZAR	6,217,153
8.25%, 3/31/32	181,200,000		ZAR	12,237,699
8.875%, 2/28/35	79,858,000		ZAR	5,574,348
8.50%, 1/31/37	42,938,000		ZAR	2,855,935
R186, 10.50%, 12/21/26	100,497,000		ZAR	8,325,997
senior bond, 6.25%, 3/31/36	89,397,000		ZAR	4,758,470
				49,553,193
South Korea 4.2%
Korea Treasury Bond,
senior note, 1.375%, 9/10/21	5,151,300,000		KRW	4,387,108
senior note, 1.875%, 3/10/22	124,352,000,000		KRW	107,564,281
senior note, 3.00%, 3/10/23	23,211,000,000		KRW	21,164,612
				133,116,001
[g] Supranational 0.4%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	200,000,000		MXN	11,345,748
Ukraine 0.5%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	29,978,000			16,282,791
Total Foreign Government and Agency Securities
(Cost $1,983,252,390)				2,050,856,963

Short Term Investments 23.5%
Foreign Government and Agency Securities 0.4%
Argentina 0.0%†
Argentine Bonos del Tesoro, 22.75%, 3/05/18	2,617,000		ARS	150,919
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 12/12/17 - 3/13/18.	4,721,000,000		COP	1,579,136

|85

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico 0.3%
[k] Mexico Treasury Bill, 10/12/17 - 4/26/18	18,338,130	[l]	MXN	$9,986,663
Total Foreign Government and Agency Securities (Cost $11,340,298) .				11,716,718
Total Investment before Money Market Funds and Repurchase
Agreements (Cost $1,994,592,688)				2,062,573,681

	Shares
Money Market Funds (Cost $722,153,808) 22.8%
United States 22.8%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 0.67%	722,153,808			722,153,808

	Principal
	Amount*
Repurchase Agreements (Cost $9,297,114) 0.3%
United States 0.3%
[o] Joint Repurchase Agreement, 1.032%, 10/02/17 (Maturity Value $9,297,914)
BNP Paribas Securities Corp. (Maturity Value $8,046,786)
Deutsche Bank Securities Inc. (Maturity Value $808,547)
HSBC Securities (USA) Inc. (Maturity Value $402,321)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $40,260)
Collateralized by U.S. Government Agency Securities, 1.50%, 1/17/20; and U.S.
Treasury Note, 1.75% - 3.625%, 2/15/20 - 5/31/22 (valued at $9,489,333)	9,297,114			9,297,114
Total Investments (Cost $2,726,043,610) 88.4%				2,794,024,603
Other Assets, less Liabilities 11.6%				366,383,878
Net Assets 100.0%				$3,160,408,481

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity is adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
iNon-income producing.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 10 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day yield at period end.
oInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2017, all repurchase agreements had been entered into on September 29, 2017.

|86

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

At September 30, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	463,000	545,877		10/03/17	$1,347	$—
Euro	GSCO	Sell	463,000	530,621		10/03/17	—	(16,603)
Euro	DBAB	Sell	2,579,651	2,959,634		10/05/17	—	(89,614)
Euro	HSBK	Sell	18,537,726	21,260,177		10/05/17	—	(652,136)
Australian Dollar	GSCO	Sell	127,700,540	96,694,849		10/06/17	—	(3,400,635)
Euro	UBSW	Sell	8,311,299	9,869,584		10/06/17	44,767	—
Euro	BOFA	Sell	11,879,864	13,602,444		10/10/17	—	(443,869)
Euro	BZWS	Sell	7,003,000	8,359,411		10/10/17	79,322	—
Euro	DBAB	Sell	1,536,000	1,748,337		10/10/17	—	(67,773)
Euro	HSBK	Sell	15,262,292	17,476,164		10/10/17	—	(569,407)
Euro	JPHQ	Sell	32,859,900	37,577,924		10/10/17	—	(1,274,409)
Euro	SCNY	Sell	2,400,751	2,749,100		10/10/17	—	(89,459)
Japanese Yen	JPHQ	Sell	2,831,950,000	26,823,030		10/10/17	1,656,281	—
Euro	BOFA	Sell	2,643,000	3,032,050		10/11/17	—	(93,108)
Euro	GSCO	Sell	5,023,100	6,046,707		10/11/17	107,253	—
Japanese Yen	BZWS	Sell	1,712,605,900	15,827,712		10/11/17	607,492	—
Japanese Yen	HSBK	Sell	2,816,800,000	25,607,273		10/11/17	573,893	—
Euro	GSCO	Sell	8,105,300	9,281,501		10/12/17	—	(302,959)
Euro	SCNY	Sell	15,572,000	17,822,154		10/12/17	—	(591,625)
Japanese Yen	SCNY	Sell	415,980,000	3,769,403		10/12/17	72,331	—
Euro	JPHQ	Sell	36,882,000	42,269,538		10/13/17	—	(1,345,557)
Indian Rupee	JPHQ	Buy	82,107,000	1,261,535		10/13/17	—	(6,767)
Euro	BOFA	Sell	21,007,276	24,974,920		10/16/17	128,513	—
Euro	HSBK	Sell	8,692,000	10,360,516		10/16/17	80,032	—
Euro	JPHQ	Sell	5,636,000	6,728,003		10/16/17	62,010	—
Euro	MSCO	Sell	13,171,500	15,779,984		10/16/17	201,360	—
South Korean Won	CITI	Buy	8,844,000,000	7,854,352		10/16/17	—	(130,417)
South Korean Won	CITI	Sell	8,844,000,000	7,907,018		10/16/17	183,084	—
Euro	BOFA	Sell	561,829	667,902		10/17/17	3,361	—
Euro	GSCO	Sell	2,279,000	2,612,817		10/17/17	—	(82,824)
Euro	JPHQ	Sell	15,313,111	17,541,475		10/17/17	—	(571,139)
Euro	SCNY	Sell	4,975,000	5,701,773		10/17/17	—	(182,744)
Euro	GSCO	Sell	3,797,000	4,519,835		10/18/17	28,431	—
Euro	JPHQ	Sell	29,413,584	35,033,396		10/18/17	240,587	—
Euro	JPHQ	Sell	36,334,000	41,628,663		10/18/17	—	(1,350,183)
Euro	MSCO	Sell	17,573,000	20,915,209		10/18/17	128,418	—
Euro	UBSW	Sell	599,610	690,223		10/18/17	—	(19,045)
South Korean Won	HSBK	Buy	5,991,000,000	5,232,314		10/18/17	93	—
South Korean Won	HSBK	Sell	5,991,000,000	5,246,519		10/18/17	14,112	—
Euro	UBSW	Sell	11,641,500	13,945,935		10/20/17	173,899	—
Japanese Yen	JPHQ	Sell	1,886,055,000	17,471,723		10/20/17	702,404	—
Indian Rupee	DBAB	Buy	491,655,000	7,559,852		10/23/17	—	(56,648)
Indian Rupee	JPHQ	Buy	358,075,000	5,517,334		10/23/17	—	(52,710)
Euro	DBAB	Sell	14,940,282	17,366,733		10/24/17	—	(311,684)
Euro	JPHQ	Sell	300,000	348,369		10/24/17	—	(6,613)
Japanese Yen	BZWS	Sell	735,200,000	6,799,286		10/24/17	261,143	—
South Korean Won	HSBK	Sell	59,965,000,000	53,463,802		10/24/17	1,087,210	—
Brazilian Real	CITI	Buy	206,375,000	54,861,055	EUR	10/25/17	12,170	—

|87

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	DBAB	Buy	79,271,000	1,200,894	10/25/17	$8,538	$—
Euro	GSCO	Sell	4,711,000	5,536,697	10/27/17	—	(38,616)
Indian Rupee	DBAB	Buy	838,950,988	12,910,911	10/27/17	—	(114,611)
Japanese Yen	GSCO	Sell	944,420,000	8,499,100	10/27/17	99,087	—
Euro	DBAB	Sell	27,189,556	31,813,140	10/30/17	—	(370,076)
Euro	GSCO	Sell	4,454,000	5,258,526	10/30/17	—	(13,500)
Indian Rupee	JPHQ	Buy	139,661,000	2,166,462	10/30/17	—	(37,062)
Euro	BOFA	Sell	65,140,400	76,378,422	10/31/17	—	(729,898)
Euro	BZWS	Sell	44,246,134	51,972,394	10/31/17	—	(402,861)
Euro	CITI	Buy	54,483,000	64,591,503	10/31/17	—	(98,615)
Euro	CITI	Sell	132,315,770	155,068,128	10/31/17	—	(1,557,356)
Euro	GSCO	Sell	463,000	546,734	11/02/17	—	(1,390)
Euro	GSCO	Sell	41,639,000	49,310,153	11/02/17	15,695	—
Euro	HSBK	Sell	25,974,891	30,670,320	11/02/17	—	(80,134)
Euro	JPHQ	Sell	11,263,000	13,296,737	11/02/17	—	(37,000)
Indian Rupee	JPHQ	Buy	60,607,000	926,146	11/02/17	—	(2,372)
South Korean Won	HSBK	Sell	15,755,000,000	14,046,897	11/02/17	284,027	—
Euro	BOFA	Sell	32,701,000	38,741,692	11/03/17	26,419	—
Euro	DBAB	Sell	12,156,556	14,366,739	11/08/17	—	(29,509)
Indian Rupee	HSBK	Buy	240,033,500	3,665,753	11/08/17	—	(9,492)
Euro	DBAB	Sell	13,483,000	15,972,703	11/09/17	4,766	—
Japanese Yen	CITI	Sell	341,992,119	3,332,412	11/09/17	288,928	—
Euro	HSBK	Sell	1,800,000	2,123,420	11/10/17	—	(8,438)
Euro	CITI	Sell	37,063,039	43,686,130	11/14/17	—	(219,563)
Euro	DBAB	Sell	25,440,507	30,009,622	11/14/17	—	(127,763)
Euro	JPHQ	Sell	8,370,000	9,869,745	11/14/17	—	(45,541)
Japanese Yen	CITI	Sell	1,479,944,000	13,867,839	11/14/17	694,694	—
Japanese Yen	JPHQ	Sell	335,950,000	3,280,714	11/14/17	290,386	—
Australian Dollar	JPHQ	Sell	100,287,000	73,924,556	11/15/17	—	(4,644,351)
Euro	DBAB	Sell	5,008,730	5,937,799	11/15/17	4,026	—
Euro	SCNY	Sell	657,000	779,534	11/15/17	1,195	—
Japanese Yen	GSCO	Sell	490,555,000	4,335,555	11/15/17	—	(31,109)
South Korean Won	CITI	Sell	11,823,000,000	10,443,424	11/15/17	113,810	—
Indian Rupee	HSBK	Buy	402,232,000	6,242,930	11/16/17	—	(121,237)
Japanese Yen	CITI	Sell	366,680,000	3,461,825	11/16/17	197,698	—
Japanese Yen	JPHQ	Sell	355,193,000	3,171,904	11/16/17	10,032	—
Japanese Yen	SCNY	Sell	340,600,700	3,028,423	11/16/17	—	(3,550)
South Korean Won	CITI	Sell	13,902,000,000	12,289,604	11/16/17	143,452	—
Euro	GSCO	Sell	3,095,000	3,643,496	11/17/17	—	(23,505)
Euro	UBSW	Sell	3,245,000	3,826,374	11/17/17	—	(18,349)
South Korean Won	HSBK	Sell	75,818,000,000	66,844,170	11/17/17	601,349	—
Euro	JPHQ	Sell	11,580,291	13,642,278	11/20/17	—	(80,447)
Japanese Yen	CITI	Sell	1,599,308,500	14,209,129	11/20/17	—	(30,004)
South Korean Won	CITI	Sell	5,895,000,000	5,206,907	11/20/17	56,216	—
Japanese Yen	DBAB	Sell	796,770,000	7,427,429	11/21/17	333,250	—
Euro	DBAB	Sell	9,037,398	10,669,416	11/22/17	—	(41,122)
Euro	HSBK	Sell	19,488,000	22,990,968	11/22/17	—	(104,947)
Euro	BZWS	Sell	7,066,000	8,347,843	11/24/17	—	(27,230)
Euro	DBAB	Sell	3,887,000	4,616,979	11/24/17	9,859	—
Euro	JPHQ	Sell	28,236,000	33,539,286	11/24/17	72,182	—

|88

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	UBSW	Sell	678,250	804,455	11/24/17	$550	$—
Japanese Yen	BZWS	Sell	376,247,000	3,454,692	11/24/17	104,299	—
Japanese Yen	HSBK	Sell	207,909,000	1,886,652	11/27/17	35,041	—
Japanese Yen	SCNY	Sell	937,086,000	8,601,459	11/27/17	255,895	—
South Korean Won	HSBK	Sell	35,277,000,000	31,549,434	11/27/17	724,033	—
Euro	JPHQ	Sell	4,730,771	5,607,028	11/28/17	—	(1,398)
Euro	BOFA	Sell	2,680,925	3,217,887	11/30/17	39,172	—
Euro	BZWS	Sell	744,197	895,593	11/30/17	13,214	—
Euro	DBAB	Sell	2,368,470	2,856,280	11/30/17	48,037	—
Euro	SCNY	Sell	11,263,000	13,261,563	11/30/17	—	(92,733)
Euro	SCNY	Sell	13,581,483	16,294,723	11/30/17	191,452	—
Euro	BOFA	Sell	2,694,506	3,226,833	12/01/17	31,802	—
South Korean Won	HSBK	Sell	42,561,000,000	37,800,751	12/05/17	607,430	—
Euro	BOFA	Sell	11,879,864	14,213,069	12/07/17	120,797	—
Euro	GSCO	Sell	2,045,000	2,449,092	12/07/17	23,248	—
Euro	UBSW	Sell	6,231,299	7,446,184	12/07/17	54,419	—
Japanese Yen	CITI	Sell	1,370,500,000	12,634,422	12/08/17	420,155	—
Japanese Yen	HSBK	Sell	2,052,400,000	18,916,129	12/11/17	620,865	—
Japanese Yen	CITI	Sell	2,595,800,000	23,180,822	12/12/17	40,076	—
Japanese Yen	CITI	Sell	310,702,000	2,836,101	12/13/17	66,102	—
Japanese Yen	HSBK	Sell	1,798,900,000	16,460,856	12/13/17	423,138	—
Japanese Yen	JPHQ	Sell	1,666,680,000	14,772,782	12/13/17	—	(86,157)
Euro	DBAB	Sell	25,440,493	30,575,021	12/14/17	382,607	—
Indian Rupee	DBAB	Buy	258,123,000	4,009,989	12/14/17	—	(93,853)
Euro	BOFA	Sell	17,769,000	21,387,390	12/15/17	297,988	—
Japanese Yen	JPHQ	Sell	702,800,000	6,446,731	12/18/17	178,939	—
Japanese Yen	MSCO	Sell	300,000,000	2,764,467	12/18/17	88,973	—
Indian Rupee	CITI	Buy	69,318,000	1,055,711	12/19/17	—	(4,658)
South Korean Won	DBAB	Sell	13,919,000,000	12,493,493	12/20/17	328,059	—
South Korean Won	HSBK	Sell	47,242,119,023	41,831,247	1/10/18	527,585	—
Japanese Yen	BZWS	Sell	1,689,110,000	14,967,413	1/11/18	—	(118,134)
Japanese Yen	DBAB	Sell	770,370,000	6,832,550	1/11/18	—	(47,673)
Japanese Yen	GSCO	Sell	329,010,000	2,913,991	1/11/18	—	(24,418)
Japanese Yen	JPHQ	Sell	2,831,950,000	25,110,615	1/11/18	—	(181,709)
Japanese Yen	BZWS	Sell	2,516,120,000	22,220,927	1/16/18	—	(256,721)
Japanese Yen	CITI	Sell	138,680,000	1,224,504	1/16/18	—	(14,387)
Japanese Yen	HSBK	Sell	536,380,000	4,733,739	1/16/18	—	(57,988)
Japanese Yen	JPHQ	Sell	708,450,000	6,298,229	1/16/18	—	(30,678)
Japanese Yen	JPHQ	Sell	652,895,000	5,869,722	1/22/18	35,237	—
Japanese Yen	SCNY	Sell	707,660,000	6,382,503	1/22/18	58,620	—
Japanese Yen	DBAB	Sell	858,140,000	7,724,867	1/24/18	55,422	—
Japanese Yen	JPHQ	Sell	7,105,349,700	64,223,489	1/24/18	720,932	—
Japanese Yen	CITI	Sell	913,412,000	8,262,957	1/25/18	99,093	—
Japanese Yen	JPHQ	Sell	1,407,000,000	12,724,798	1/25/18	149,359	—
Indian Rupee	HSBK	Buy	679,529,000	10,358,674	1/29/18	—	(104,006)
Indonesian Rupiah	HSBK	Buy	424,000,000,000	31,245,394	1/29/18	—	(176,345)
Japanese Yen	DBAB	Sell	897,860,782	8,102,267	1/29/18	75,674	—
Japanese Yen	JPHQ	Sell	490,100,000	4,434,030	1/29/18	52,691	—
Japanese Yen	DBAB	Sell	8,368,505,770	74,632,175	1/30/18	—	(183,641)
Japanese Yen	BZWS	Sell	1,079,470,000	9,776,037	1/31/18	124,880	—

|89

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	1,162,462,488	10,505,761	1/31/18	$112,598	$—
Indian Rupee	DBAB	Buy	736,704,494	11,199,522	2/08/18	—	(94,874)
Japanese Yen	JPHQ	Sell	1,719,500,000	15,617,408	2/08/18	237,371	—
Japanese Yen	SCNY	Sell	1,720,000,000	15,656,646	2/08/18	272,137	—
Japanese Yen	BZWS	Sell	1,720,220,000	15,584,526	2/09/18	197,224	—
Japanese Yen	CITI	Sell	366,860,000	3,327,951	2/09/18	46,402	—
Japanese Yen	JPHQ	Sell	1,723,960,000	15,713,648	2/09/18	292,891	—
Japanese Yen	CITI	Sell	751,731,000	6,848,081	2/13/18	122,432	—
Japanese Yen	CITI	Sell	689,390,000	6,190,226	2/14/18	22,004	—
Indian Rupee	JPHQ	Buy	378,455,000	5,808,088	2/15/18	—	(108,092)
Japanese Yen	CITI	Sell	683,420,000	6,304,322	2/15/18	189,187	—
Japanese Yen	JPHQ	Sell	2,553,380,000	23,638,249	2/15/18	791,005	—
Japanese Yen	GSCO	Sell	1,205,250,280	11,115,571	2/16/18	330,602	—
Japanese Yen	HSBK	Sell	1,035,240,000	9,301,348	2/16/18	37,685	—
Japanese Yen	JPHQ	Sell	353,873,000	3,171,900	2/16/18	5,330	—
Japanese Yen	DBAB	Sell	838,612,000	7,651,220	2/20/18	145,437	—
Australian Dollar	CITI	Sell	13,307,000	9,828,949	2/22/18	—	(585,304)
Japanese Yen	HSBK	Sell	1,621,372,000	14,902,316	2/22/18	389,080	—
Japanese Yen	JPHQ	Sell	1,135,828,000	10,485,663	2/22/18	318,632	—
Japanese Yen	DBAB	Sell	371,821,000	3,432,299	2/26/18	103,338	—
Japanese Yen	HSBK	Sell	1,131,678,000	10,236,798	2/27/18	104,193	—
Japanese Yen	BZWS	Sell	1,920,010,000	17,801,738	2/28/18	609,793	—
Japanese Yen	DBAB	Sell	685,950,000	6,340,997	2/28/18	198,937	—
Japanese Yen	JPHQ	Sell	2,260,398,000	20,814,743	2/28/18	574,932	—
Japanese Yen	DBAB	Sell	229,660,000	2,101,824	3/01/18	45,317	—
Japanese Yen	HSBK	Sell	1,247,125,000	11,419,513	3/01/18	252,041	—
Japanese Yen	JPHQ	Sell	848,300,000	7,604,764	3/05/18	6,967	—
Japanese Yen	HSBK	Sell	400,800,000	3,571,238	3/06/18	—	(18,719)
South Korean Won	GSCO	Sell	44,346,000,000	39,478,323	3/07/18	666,614	—
Australian Dollar	CITI	Sell	58,003,000	43,076,218	3/13/18	—	(2,309,201)
Australian Dollar	JPHQ	Sell	86,973,000	64,360,020	3/13/18	—	(3,693,460)
Japanese Yen	DBAB	Sell	595,700,000	5,519,216	3/13/18	181,536	—
Japanese Yen	BZWS	Sell	981,707,504	8,955,845	3/19/18	156,565	—
Japanese Yen	CITI	Sell	286,112,008	2,599,246	3/20/18	34,617	—
South Korean Won	CITI	Sell	5,895,000,000	5,214,738	3/20/18	54,182	—
South Korean Won	HSBK	Sell	7,007,000,000	6,198,691	3/20/18	64,677	—
Japanese Yen	DBAB	Sell	725,287,000	6,565,228	3/22/18	63,257	—
Japanese Yen	CITI	Sell	1,866,452,000	16,883,711	3/23/18	150,653	—
Japanese Yen	BZWS	Sell	983,714,840	8,909,008	3/26/18	88,415	—
Japanese Yen	JPHQ	Sell	285,510,329	2,618,244	3/26/18	58,183	—
Japanese Yen	MSCO	Sell	575,230,000	5,207,586	3/26/18	49,720	—
South Korean Won	HSBK	Sell	23,174,880,977	20,545,107	3/27/18	254,907	—
Japanese Yen	JPHQ	Sell	172,207,000	1,536,863	3/30/18	—	(7,596)
Japanese Yen	CITI	Sell	261,800,000	2,410,348	4/13/18	60,466	—
Japanese Yen	DBAB	Sell	1,406,600,000	12,955,816	4/13/18	330,359	—
Japanese Yen	BOFA	Sell	700,840,000	6,454,774	4/18/18	162,309	—
South Korean Won	HSBK	Sell	5,991,000,000	5,243,764	4/18/18	—	(3,697)
Japanese Yen	JPHQ	Sell	917,650,000	8,567,961	4/23/18	326,494	—
Indonesian Rupiah	JPHQ	Buy	1,721,000,000,000	123,991,355	5/03/18	692,589	—
Japanese Yen	HSBK	Sell	413,563,000	3,697,479	5/15/18	—	(21,483)

|90

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	366,681,000	3,274,552	5/15/18	$—	$(22,824)
Japanese Yen	BOFA	Sell	1,105,661,700	9,924,259	5/18/18	—	(20,120)
Japanese Yen	CITI	Sell	1,599,298,500	14,346,508	5/18/18	—	(37,667)
South Korean Won	DBAB	Sell	13,920,000,000	12,530,381	5/18/18	331,037	—
Japanese Yen	BOFA	Sell	1,102,846,375	10,045,282	5/21/18	124,501	—
Japanese Yen	HSBK	Sell	1,106,730,400	10,102,514	5/21/18	146,794	—
Japanese Yen	BOFA	Sell	1,105,842,500	10,134,187	5/22/18	185,878	—
Japanese Yen	JPHQ	Sell	715,709,000	6,559,067	5/22/18	120,452	—
Japanese Yen	BOFA	Sell	1,085,075,000	9,936,584	5/25/18	173,407	—
Japanese Yen	HSBK	Sell	1,455,540,000	13,558,826	6/18/18	444,091	—
Japanese Yen	DBAB	Sell	1,453,310,000	13,399,996	6/19/18	304,595	—
Japanese Yen	CITI	Sell	1,086,780,000	9,949,464	6/20/18	156,202	—
Japanese Yen	DBAB	Sell	1,455,820,000	13,275,761	6/22/18	155,460	—
Total Forward Exchange Contracts						$27,644,401	$(29,155,112)
Net unrealized appreciation (depreciation)							$(1,510,711)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.558%	Semi-Annual		3/04/21	$3,240,000	$(185,281)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.775%	Semi-Annual		10/04/23	13,090,000	(653,149)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.795%	Semi-Annual		10/04/23	13,090,000	(669,226)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.765%	Semi-Annual		10/07/23	13,090,000	(643,272)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.731%	Semi-Annual		7/07/24	34,000,000	(1,409,453)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.914%	Semi-Annual		1/22/25	114,670,000	1,774,013
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.970%	Semi-Annual		1/23/25	143,340,000	1,669,504
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.973%	Semi-Annual		1/27/25	84,590,000	974,904
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.937%	Semi-Annual		1/29/25	21,150,000	296,125
Receive Floating rate 3-month USD LIBOR	Quarterly

|91

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond VIP Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Pay Fixed rate 1.942%	Semi-Annual		1/30/25	$17,910,000	$245,024
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 1.817%	Semi-Annual		2/03/25	28,210,000	879,361
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.349%	Semi-Annual		2/25/41	7,460,000	(2,457,086)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.320%	Semi-Annual		2/28/41	5,600,000	(1,811,348)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.299%	Semi-Annual		3/01/41	1,870,000	(598,669)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.668%	Semi-Annual		10/04/43	6,370,000	(1,486,528)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.687%	Semi-Annual		10/04/43	6,370,000	(1,509,802)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.675%	Semi-Annual		10/07/43	6,370,000	(1,493,860)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.378%	Semi-Annual		11/18/46	122,400,000	3,081,549
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.537%	Semi-Annual		4/13/47	72,700,000	(705,337)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 2.587%	Semi-Annual		7/27/47	36,700,000	(458,566)
Total Centrally Cleared Swap Contracts					$(5,161,097)
OTC Swap Contracts
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 3.523%	Semi-Annual	DBAB	3/28/21	$14,630,000	$(812,088)
Receive Floating rate 3-month USD LIBOR	Quarterly
Pay Fixed rate 4.347%	Semi-Annual	CITI	2/25/41	7,460,000	(2,453,542)
Total OTC Swap Contracts					$(3,265,630)
Total Interest Rate Swap Contracts.					$(8,426,727)

See Abbreviations on page 112.

|92

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, September 30, 2017 (unaudited)
Templeton Growth VIP Fund
	Country	Shares	Value
Common Stocks 97.7%
Aerospace & Defense 1.6%
BAE Systems PLC	United Kingdom	2,698,452	$22,836,274
Air Freight & Logistics 1.1%
United Parcel Service Inc., B	United States	127,570	15,319,881
Automobiles 2.9%
Hero Motocorp Ltd	India	224,600	12,980,615
Hyundai Motor Co	South Korea	105,610	13,877,974
Nissan Motor Co. Ltd	Japan	1,374,770	13,608,501
			40,467,090
Banks 13.7%
Bangkok Bank PCL, fgn	Thailand	1,434,400	8,394,598
Bangkok Bank PCL, NVDR	Thailand	913,600	5,113,637
Barclays PLC	United Kingdom	4,370,990	11,325,599
BNP Paribas SA	France	243,927	19,672,130
Citigroup Inc	United States	421,450	30,656,273
Credit Agricole SA	France	626,216	11,380,709
DBS Group Holdings Ltd	Singapore	455,250	6,984,235
HSBC Holdings PLC	United Kingdom	2,362,494	23,151,180
ING Groep NV	Netherlands	384,356	7,085,118
JPMorgan Chase & Co	United States	169,570	16,195,631
KB Financial Group Inc	South Korea	552,314	27,054,122
[a] Standard Chartered PLC	United Kingdom	2,433,563	24,185,190
			191,198,422
Biotechnology 4.3%
Amgen Inc	United States	155,440	28,981,788
[a] Celgene Corp	United States	60,320	8,795,863
Gilead Sciences Inc	United States	283,260	22,949,725
			60,727,376
Capital Markets 1.9%
Man Group PLC	United Kingdom	2,385,372	5,367,153
UBS Group AG.	Switzerland	1,096,280	18,735,475
Value Partners Group Ltd	Hong Kong	2,850,000	2,572,120
			26,674,748
Chemicals 1.4%
Akzo Nobel NV.	Netherlands	208,005	19,201,045
Communications Equipment 2.5%
Cisco Systems Inc	United States	633,880	21,317,384
Ericsson, B	Sweden	1,947,362	11,185,592
[a] NetScout Systems Inc	United States	86,600	2,801,510
			35,304,486
Consumer Finance 1.4%
Ally Financial Inc	United States	160,390	3,891,062
Capital One Financial Corp	United States	187,470	15,871,210
			19,762,272
Diversified Financial Services 0.5%
Voya Financial Inc	United States	157,941	6,300,266

Quarterly Statement of Investments | See Notes to Statements of Investments. | 93

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services 3.3%
China Telecom Corp. Ltd., ADR	China	179,195	$9,160,448
China Telecom Corp. Ltd., H	China	2,006,000	1,027,184
Singapore Telecommunications Ltd	Singapore	7,861,800	21,318,565
Telefonica SA	Spain	1,290,675	14,018,959
			45,525,156
Energy Equipment & Services 1.5%
Halliburton Co	United States	217,950	10,032,239
[b] Helmerich & Payne Inc	United States	212,730	11,085,360
			21,117,599
Food & Staples Retailing 1.3%
Walgreens Boots Alliance Inc	United States	232,390	17,945,156
Health Care Equipment & Supplies 1.8%
Getinge AB, B	Sweden	1,057,200	19,826,273
Medtronic PLC	United States	74,440	5,789,199
			25,615,472
Health Care Providers & Services 2.0%
AmerisourceBergen Corp	United States	173,200	14,332,300
Cardinal Health Inc	United States	209,760	14,037,139
			28,369,439
Household Durables 1.4%
Panasonic Corp	Japan	1,349,530	19,543,553
Industrial Conglomerates 1.1%
Siemens AG.	Germany	107,392	15,126,451
Insurance 5.2%
Aegon NV	Netherlands	2,921,736	17,013,768
American International Group Inc	United States	224,150	13,760,568
AXA SA	France	790,268	23,896,458
China Life Insurance Co. Ltd., H	China	6,041,230	17,980,657
			72,651,451
Internet Software & Services 3.0%
[a] Alphabet Inc., A	United States	18,550	18,062,506
[a] Baidu Inc., ADR	China	97,340	24,110,145
			42,172,651
IT Services 0.6%
DXC Technology Co	United States	92,729	7,963,566
Life Sciences Tools & Services 0.5%
QIAGEN NV.	Netherlands	205,690	6,472,517
Machinery 1.9%
[a] Navistar International Corp	United States	598,440	26,373,251
Media 5.1%
Comcast Corp., A	United States	455,054	17,510,478
SES SA, IDR	Luxembourg	909,780	19,899,018
Sky PLC	United Kingdom	1,499,257	18,383,761
Twenty-First Century Fox Inc., A	United States	591,972	15,616,222
			71,409,479

|94

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Metals & Mining 3.1%
Barrick Gold Corp	Canada	865,310	$13,922,838
MMC Norilsk Nickel PJSC, ADR	Russia	695,600	11,974,754
Sumitomo Metal Mining Co. Ltd	Japan	138,250	4,437,654
Wheaton Precious Metals Corp	Canada	683,851	13,045,048
			43,380,294
Multiline Retail 0.4%
Ryohin Keikaku Co. Ltd	Japan	19,340	5,694,298
Multi-Utilities 2.1%
innogy SE	Germany	410,700	18,274,109
Veolia Environnement SA	France	484,100	11,183,318
			29,457,427
Oil, Gas & Consumable Fuels 10.9%
Apache Corp	United States	221,140	10,128,212
BP PLC	United Kingdom	3,841,161	24,569,207
ConocoPhillips	United States	361,710	18,103,585
Eni SpA	Italy	1,331,279	22,023,481
Galp Energia SGPS SA, B	Portugal	1,013,670	17,961,058
[a] Husky Energy Inc	Canada	706,220	8,841,547
Kunlun Energy Co. Ltd	China	10,826,000	10,574,255
Royal Dutch Shell PLC, A	United Kingdom	15,359	462,800
Royal Dutch Shell PLC, B	United Kingdom	1,303,219	40,072,151
			152,736,296
Personal Products 1.0%
Coty Inc., A	United States	863,820	14,278,945
Pharmaceuticals 8.1%
Allergan PLC	United States	106,454	21,817,747
Eli Lilly & Co	United States	192,470	16,463,884
Merck KGaA	Germany	127,234	14,150,570
Perrigo Co. PLC	United States	192,570	16,301,051
Roche Holding AG	Switzerland	45,563	11,630,704
Sanofi	France	146,857	14,578,555
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,034,690	18,210,544
			113,153,055
Software 3.7%
Microsoft Corp	United States	241,809	18,012,352
Oracle Corp	United States	699,880	33,839,198
			51,851,550
Specialty Retail 1.6%
Advance Auto Parts Inc	United States	16,800	1,666,560
Kingfisher PLC	United Kingdom	5,126,874	20,508,513
			22,175,073
Technology Hardware, Storage & Peripherals 4.4%
Apple Inc	United States	139,800	21,545,976
Samsung Electronics Co. Ltd	South Korea	17,600	39,401,723
			60,947,699

|95

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth VIP Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 2.4%
China Mobile Ltd	China	636,000	$6,444,144
SoftBank Group Corp	Japan	247,120	19,938,166
Vodafone Group PLC	United Kingdom	2,681,677	7,503,677
			33,885,987
Total Common Stocks (Cost $1,088,640,339)			1,365,638,225

		Principal
		Amount
Corporate Bonds (Cost $8,480,540) 0.7%
Oil, Gas & Consumable Fuels 0.7%
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	$9,117,000	9,869,153
Total Investments before Short Term Investments
(Cost $1,097,120,879)			1,375,507,378

Short Term Investments 2.2%
U.S. Government and Agency Securities (Cost $23,099,102) 1.6%
[d] FHLB, 10/02/17	United States	23,100,000	23,100,000
Investments from Cash Collateral Received for Loaned
Securities (Cost $8,464,877) 0.6%
		Shares
Money Market Funds 0.6%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.67%		8,464,877	8,464,877
Total Investments (Cost $1,128,684,858) 100.6%			1,407,072,255
Other Assets, less Liabilities (0.6)%			(8,658,842)
Net Assets 100.0%			$1,398,413,413

See Abbreviations on page 112.

aNon-income producing.
bA portion or all of the security is on loan at September 30, 2017.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
dThe security was issued on a discount basis with no stated coupon rate.
eSee Note 10 regarding investments in affiliated management investment companies.
fThe rate shown is the annualized seven-day yield at period end.

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Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Certain or all Funds invest in affiliated funds managed by Franklin Templeton (Underlying Funds) and/or exchange traded funds (ETFs).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2017, the Funds received United Kingdom Treasury Bonds and U.S. Treasury Bills as collateral for derivatives, as follows:

Templeton Global Bond VIP Fund $4,604,338

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk and/or certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Franklin Income VIP Fund - Options

Franklin Mutual Global Discovery VIP Fund - Futures and forwards

Franklin Mutual Shares VIP Fund - Futures and forwards

Franklin Strategic Income VIP Fund - Futures, forwards, swaps and VRI

Franklin VolSmart Allocation VIP Fund - Swaps

Templeton Global Bond VIP Fund - Forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income VIP Fund and Franklin U.S. Government Securities VIP Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Funds hold securities of certain companies recently impacted by the sanctions, the restrictions do not impact the existing investments in those issuers. At September 30, 2017, Templeton Developing Markets VIP Fund had 7.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

6. RESTRICTED SECURITIES

At September 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10 - 11/30/12	$595	$—
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
1,775,736	Hightower Holding LLC, B, Series II	6/10/10 - 5/10/12	5,430,000	5,818,377
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	17,056
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	2,854,582
54,024	Warrior Met Coal Inc	3/31/16 - 6/23/16	309,924	1,257,192
	Total Restricted Securities (Value is 1.4% of Net Assets)		$9,269,862	$9,947,207
Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%,
	2/01/12	7/01/10-11/30/12	$1,754	$—
6,400,507	CB FIM Coinvestors LLC.	1/15/09 - 6/02/09	—	—
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	—	—
48,169	Gulfmark Offshore Inc	1/06/17	86,699	8,420
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	69,601

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. RESTRICTED SECURITIES (continued)

Principal
Amount/
Shares/		Acquisition
Units	Issuer	Date	Cost	Value
Franklin Mutual Shares VIP Fund (continued)
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	$12,591,586	$10,834,272
361,612	Warrior Met Coal Inc	3/31/16	2,074,365	8,415,067
	Total Restricted Securities (Value is 0.4% of Net Assets)		$15,903,645	$19,327,360
Franklin Small-Mid Cap Growth VIP Fund
733,541	DraftKings Inc. (Value is 0.2% of Net Assets)	11/22/17	$2,800,003	$1,144,034
Franklin Strategic Income VIP Fund
14,792,309	Holdco 2, A	2/08/13 - 2/01/17	$114,768	$10,918
1,472,041	Holdco 2, B	2/01/17	1,093	1,087
1,104,601	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	2/08/13 - 6/30/17	2,082,552	43,859
173,896	K2016740260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 6/30/17	173,063	151,491
20,905	Warrior Met Coal Inc	5/29/14 - 11/13/14	2,911,693	486,457
	Total Restricted Securities (Value is 0.1% of Net Assets)		$5,283,169	$693,812

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At September 30, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Mutual Shares VIP Fund
Toys R US-Delaware Inc., (DIP)	$3,660,889

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended September 30, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of	Value			Net Change in
	Shares Held			Shares Held	at End		Realized	Unrealized
	at Beginning	Gross	Gross	at End	of	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)	(Depreciation)

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.0% of Net Assets) .	6,400,507	—	—	6,400,507	$ —	$ —	$ —	$ —

9. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

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			NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Investments in Underlying Funds for the nine months ended September 30, 2017, were as follows:

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Founding Funds Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1	21,065,303	1,033,102	(1,439,678)	20,658,727	$339,629,466	$14,527,616	$822,266		$11,127,685
Franklin Mutual Shares VIP Fund, Class 1	16,336,774	1,394,726	(1,008,522)	16,722,978	339,643,691	8,309,110	14,906,139	[a]	(1,724,295)
Templeton Growth VIP Fund, Class 1	23,748,961	559,107	(2,670,592)	21,637,476	340,573,874	6,276,619	10,318,867		31,492,057
Total Affiliated Securities					$1,019,847,031	$29,113,345	$26,047,272		$40,895,447

Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	251,990	99,595	(84,014)	267,571	$17,464,387	$—	$532,731		$3,936,945
Franklin Income Fund, Class R6	5,053,596	2,418,522	—	7,472,118	17,708,919	592,021	—		512,153
Franklin Low Duration Total Return Fund,
Class R6	1,612,689	696,022	—	2,308,711	22,856,241	285,920	—		33,043
Franklin Strategic Income Fund, Class R6	1,380,378	511,542	—	1,891,920	18,748,924	318,933	—		443,988
Institutional Fiduciary Trust Money Market
Portfolio, 0.67%	9,750,824	45,754,668	(48,632,284)	6,873,208	6,873,208	25,359	—		—
Total Affiliated Securities					$83,651,679	$1,222,233	$532,731		$4,926,129

[a]Includes realized gain distributions received.

10. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2017, investments in affiliated management investment companies were as follows:

Number of			Number of				Net Change in
Shares Held			Shares	Value			Unrealized
at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates

Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	6,045,419	79,147,396	(84,236,817)	955,998	$955,998	$11,679	$—	$—

Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	—	5,292,000	(5,292,000)	—	$—	$—	$—	$—
Franklin Income VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	310,250,028	1,581,896,097	(1,351,158,947)	540,987,178	$540,987,178	$1,406,807	$—	$—
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	—	65,935,000	(65,935,000)	—	$—	$—	$—	$—

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	—	142,047,000	(142,047,000)	—	$—	$—	$—	$—
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	14,889,095	116,210,427	(105,102,597)	25,996,925	$25,996,925	$56,406	$—	$—
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	46,387,989	236,110,401	(197,630,416)	84,867,974	$84,867,974	$133,893	$—	$—
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	19,269,553	112,522,399	(118,775,245)	13,016,707	$13,016,707	$46,069	$—	$—
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Franklin Lower Tier Floating
Rate Fund	2,590,404	—	(508,543)	2,081,861	$21,547,260	$1,494,936	$310,211	$(596,585)
Franklin Middle Tier Floating
Rate Fund	2,175,846	—	(150,895)	2,024,951	19,864,773	1,055,378	22,634	(702,940)
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	27,288,407	109,949,222	(112,470,881)	24,766,748	24,766,748	82,792	—	—
Total Affiliated Securities					$66,178,781	$2,633,106	$332,845	$(1,299,525)
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	4,395,622	47,306,675	(48,901,064)	2,801,233	$2,801,233	$12,228	$—	$—
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	111,135,782	850,014,184	(914,552,785)	46,597,181	$46,597,181	$163,306	$—	$—
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	436,780,215	866,297,714	(580,924,121)	722,153,808	$722,153,808	$1,937,774	$—	$—
Templeton Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.67%	—	221,663,917	(213,199,040)	8,464,877	$8,464,877	$—	$—	$—

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NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

11. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At September 30, 2017, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At September 30, 2017, the net assets of FT Subsidiary were $8,902,765, representing 1.3% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Flex Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$110,277,062	$—	$—	$110,277,062
Short Term Investments	955,998	—	—	955,998
Total Investments in Securities	$111,233,060	$—	$—	$111,233,060

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Securities:
Investments in Underlying Funds[b]	$1,019,847,031	$—	$—	$1,019,847,031

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Industrial REITs	$18,529,531	$7,322	$—	$18,536,853
All Other Equity Investments[a]	165,522,224	—	—	165,522,224
Short Term Investments	—	733,018	—	733,018
Total Investments in Securities	$184,051,755	$740,340	$—	$184,792,095

| 105

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$97,066,446	$—	$—		$97,066,446
Equity-Linked Securities[a]	—	8,480,792	—		8,480,792
Short Term Investments	—	3,036,093	—		3,036,093
Total Investments in Securities	$97,066,446	$11,516,885	$—		$108,583,331

Franklin Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Financials	$410,027,906	$10,212,500	$—		$420,240,406
Industrials	302,778,554	12,721,562	—		315,500,116
All Other Equity Investments[a]	2,349,927,803	—	—		2,349,927,803
Equity-Linked Securities	—	240,797,452	—		240,797,452
Convertible Bonds	—	71,649,988	—		71,649,988
Corporate Bonds	—	2,017,067,933	—		2,017,067,933
Senior Floating Rate Interests	—	233,780,318	—		233,780,318
Escrows and Litigation Trusts	—	—	—[d]		—
Options Purchased	1,600,000	—	—		1,600,000
Short Term Investments	540,987,178	361,043	—		541,348,221
Total Investments in Securities	$3,605,321,441	$2,586,590,796	$—		$6,191,912,237

Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$122,368,665	$—	$—		$122,368,665

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$—	$—	$2,871,638		$2,871,638
Diversified Financial Services	7,279,050	—	5,818,377		13,097,427
Metals & Mining	9,176,033	—	1,257,192		10,433,225
All Other Equity Investments[a]	599,602,666	—	—		599,602,666
Corporate Notes and Senior Floating Rate
Interests.	—	19,629,779	—		19,629,779
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	2,538,562	—[d]		2,538,562
Companies in Liquidation	—	579,686	136,964	[d]	716,650
Municipal Bonds in Reorganization	—	1,102,238	—		1,102,238
Short Term Investments	18,960,444	15,561,660	—		34,522,104
Total Investments in Securities	$635,018,193	$39,411,925	$10,084,171		$684,514,289

Other Financial Instruments:
Futures Contracts	$578,014	$—	$—		$578,014
Forward Exchange Contracts	—	136,446	—		136,446
Total Other Financial Instruments	$578,014	$136,446	$—		$714,460

Liabilities:
Other Financial Instruments:
Securities Sold Short	$3,059,693	$—	$—		$3,059,693
Futures Contracts	364,168	—	—		364,168
Forward Exchange Contracts	—	1,686,465	—		1,686,465
Total Other Financial Instruments	$3,423,861	$1,686,465	$—		$5,110,326

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3		Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$21,035,214	$—	$10,903,873		$31,939,087
Energy Equipment & Services	36,754,945	—	8,420		36,763,365
Machinery	64,280,981	22,148,032	—		86,429,013
Metals & Mining	33,986,561	—	8,415,067		42,401,628
All Other Equity Investments[a]	3,570,748,491	—	—[d]		3,570,748,491
Corporate Notes and Senior Floating Rate
Interests.	—	123,020,791	—		123,020,791
Corporate Notes and Senior Floating Rate
Interests in Reorganization	—	83,020,480	—[d]		83,020,480
Companies in Liquidation	—	5,327,597	1,507,147	[d]	6,834,744
Municipal Bonds in Reorganization	—	9,949,388	—		9,949,388
Short Term Investments	204,174,989	46,000,000	—		250,174,989
Total Investments in Securities	$3,930,981,181	$289,466,288	$20,834,507		$4,241,281,976

Other Financial Instruments:
Futures Contracts	$1,311,847	$—	$—		$1,311,847
Forward Exchange Contracts	—	779,968	—		779,968
Unfunded Loan Commitments.	—	100,069	—		100,069
Total Other Financial Instruments	$1,311,847	$880,037	$—		$2,191,884

Liabilities:
Other Financial Instruments:
Securities Sold Short	$19,179,665	$—	$—		$19,179,665
Futures Contracts	1,736,820	—	—		1,736,820
Forward Exchange Contracts	—	3,730,076	—		3,730,076
Total Other Financial Instruments	$20,916,485	$3,730,076	$—		$24,646,561

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,804,259,717	$—	$—		$1,804,259,717
Short Term Investments	25,996,925	—	—		25,996,925
Total Investments in Securities	$1,830,256,642	$—	$—		$1,830,256,642

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,259,307,903	$—	$—		$1,259,307,903
Corporate Bonds	—	12,165,470	—		12,165,470
Short Term Investments	84,867,974	—	—		84,867,974
Total Investments in Securities	$1,344,175,877	$12,165,470	$—		$1,356,341,347

Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$62,982,146	$—	$1,144,034		$64,126,180
All Other Equity Investments[a]	386,077,646	—	—		386,077,646
Short Term Investments	13,016,707	—	—		13,016,707
Total Investments in Securities	$462,076,499	$—	$1,144,034		$463,220,533

| 107

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$—	$—	$8,841,736		$8,841,736
Energy.	2,414,857	136,776	543		2,552,176
Materials	35,403	—	486,457		521,860
Retailing	—	—	12,005		12,005
Transportation	—	323,125	—		323,125
All Other Equity Investments[a]	41,412,033	—	—		41,412,033
Convertible Bonds	—	1,349,627	—		1,349,627
Corporate Bonds	—	298,653,579	—		298,653,579
Senior Floating Rate Interests	—	70,009,835	—		70,009,835
Foreign Government and Agency Securities	—	49,244,769	—		49,244,769
U.S. Government and Agency Securities	—	49,573,942	—		49,573,942
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	79,463,580	—		79,463,580
Mortgage-Backed Securities	—	62,946,128	—		62,946,128
Municipal Bonds	—	5,930,556	—		5,930,556
Escrows and Litigation Trusts	—	30,000	34,800	[d]	64,800
Short Term Investments	25,076,379	—	—		25,076,379
Total Investments in Securities	$68,938,672	$617,661,917	$9,375,541		$695,976,130

Other Financial Instruments:
Forward Exchange Contracts	$—	$341,701	$—		$341,701
Swap Contracts.	—	199,924	—		199,924
Total Other Financial Instruments	$—	$541,625	$—		$541,625

Liabilities:
Other Financial Instruments:
Futures Contracts	$294,781	$—	$—		$294,781
Forward Exchange Contracts	—	3,612,386	—		3,612,386
Swap Contracts.	—	131,820	—		131,820
Total Other Financial Instruments	$294,781	$3,744,206	$—		$4,038,987

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$—	$1,039,327,615	$—		$1,039,327,615
U.S. Government and Agency Securities	—	236,177,109	—		236,177,109
Short Term Investments	—	52,595,408	—		52,595,408
Total Investments in Securities	$—	$1,328,100,132	$—		$1,328,100,132

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$88,919,811	$—	$—		$88,919,811
Investments in Underlying Funds[b]	84,838,223	—	—		84,838,223
Short Term Investments	6,873,208	—	—		6,873,208
Total Investments in Securities	$180,631,242	$—	$—		$180,631,242

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$3,048	$—		$3,048

| 108

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$361,380,443	$—	$—	$361,380,443
Participatory Notes	—	2,385,219	—	2,385,219
Short Term Investments	2,801,233	—	—	2,801,233
Total Investments in Securities	$364,181,676	$2,385,219	$—	$366,566,895

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,645,630,713	$—	$—	$1,645,630,713
Short Term Investments	46,597,181	—	—	46,597,181
Total Investments in Securities	$1,692,227,894	$—	$—	$1,692,227,894

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$2,050,856,963	$—	$2,050,856,963
Short Term Investments	722,153,808	21,013,832	—	743,167,640
Total Investments in Securities	$722,153,808	$2,071,870,795	$—	$2,794,024,603

Other Financial Instruments:
Forward Exchange Contracts	$—	$27,644,401	$—	$27,644,401
Swap Contracts.	—	8,920,480	—	8,920,480
Total Other Financial Instruments	$—	$36,564,881	$—	$36,564,881

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$29,155,112	$—	$29,155,112
Swap Contracts.	—	17,347,207	—	17,347,207
Total Other Financial Instruments	$—	$46,502,319	$—	$46,502,319

Templeton Growth VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,365,638,225	$—	$—	$1,365,638,225
Corporate Bonds	—	9,869,153	—	9,869,153
Short Term Investments	8,464,877	23,100,000	—	31,564,877
Total Investments in Securities	$1,374,103,102	$32,969,153	$—	$1,407,072,255

aFor detailed categories, see the accompanying Statement of Investments.
bFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
cIncludes common, preferred, convertible preferred stocks and management investment companies as well as other equity investments.
dIncludes securities determined to have no value at September 30, 2017.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

12. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliations of assets and liabilities for the nine months ended September 30, 2017, are as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments[c]	(Loss)	(Depreciation)	of Period		Period End
Franklin Large Cap Growth VIP
Fund
Assets:
Investments in Securities:
Equity Investments:
Health Care	$364,322		$—	$(326,401)	$—	$—	$—	$(236,282)	$198,361	$—		$—
Receivables:
Investment Securities Sold	$826,648		$—	$(855,227)	$—	$—	$—	$—	$28,579	$—		$—
Franklin Mutual Global
Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$3,025,399		$—	$—	$—	$—	$—	$—	$(153,761)	$2,871,638		$(153,761)
Diversified Financial Services .	5,466,782		—	—	—	—	—	—	351,595	5,818,377		351,595
Metals & Mining	—		—	(564,683)	1,465,905	—	—	(1,889,894)	2,245,864	1,257,192		333,382
Oil, Gas & Consumable Fuels .	1,997,775		—	—	—	(1,844,100)	—	—	(153,675)	—		—
Companies in Liquidation	136,964	[e]	—	—	—	—	(41,276)	41,276	—	136,964	[e]	—
Total Investments in Securities	$10,626,920		$—	$(564,683)	$1,465,905	$(1,844,100)	$(41,276)	$(1,848,618)	$2,290,023	$10,084,171		$531,216
Franklin Strategic Income VIP
Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Consumer Services	$8,913,040		$—	$—	$—	$—	$—	$—	$(71,304)	$8,841,736		$(71,304)
Energy.	1,305,543	[e]	—	—	—	(1,051,255)	—	—	(253,745)	543		543
Materials	—		—	—	357,475	—	—	—	128,982	486,457		128,982
Retailing	—		—	—	12,097	—	—	—	(92)	12,005		(92)
Escrows and Litigation Trusts .	72,300	[e]	—	—	—	(37,500)	(4,481)	4,481	—	34,800	[e]	—
Total Investments in Securities	$10,290,883		$—	$—	$369,572	$(1,088,755)	$(4,481)	$4,481	$(196,159)	$9,375,541		$58,129

aThe investments were transferred into Level 3 as result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.
bThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation input. May include amounts related to a corporate action.
cMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
dIncludes common and preferred stocks as well as other equity investments.
eIncludes securities determined to have no value.

| 110

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2017, are as follows:

					Impact to
					Fair Value if
	Fair Value at				Input
Description	End of Period		Valuation Technique	Unobservable Inputs	Amount Increases[a]
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$2,854,582		Market Comparables	EV / EBITDA multiple	4.3x Increase
				3 Yr Forward EBITDA
			Discounted Cash Flow	Growth Rate	1.01x Increase
				Discount Rate	10% Decrease[b]
Diversified Financial Services	5,818,377		Market transaction	Transaction price[c]	50% Increase[b]
				Discount for lack of
			Market comparables	marketability	7.50% Decrease[b]
				Discount for lack of
Metals & Mining	1,257,192		Market comparables	marketability	1.3% Decrease
All Other Investments[d]	154,020	[e]
Total	$10,084,171

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cInput weighting provided in lieu of amount due to the confidential nature of this information.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.
eIncludes securities determined to have no value at September 30, 2017.

Abbreviations List
EBITDA – Earnings before interest, taxes, depreciation and amortization
EV – Enterprise value

For Franklin Strategic Income Fund, Level 3 investments include financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable. They may also include fair value of immaterial financial instruments and/or other assets developed using various valuation techniques and unobservable inputs.

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The
amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after
December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

| 111

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Counterparty/Exchange		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BONY	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
BZWS	Barclays Bank PLC	COP	Colombian Peso	CLO	Collateralized Loan Obligation
CBOE	Chicago Board Options Exchange	EUR	Euro	CMT	Constant Maturity Treasury Index
CITI	Citigroup, N.A.	GBP	British Pound	COF	Cost of Funds
DBAB	Deutsche Bank AG	GHS	Ghanaian Cedi	DIP	Debtor-In-Possession
FBCO	Credit Suisse International	IDR	Indonesian Rupiah	FHLB	Federal Home Loan Bank
GSCO	Goldman Sachs Group, Inc.	INR	Indian Rupee	FICO	Financing Corp.
HSBK	HSBC Bank PLC	KRW	South Korean Won	FNMA	Federal National Mortgage Association
JPHQ	JPMorgan Chase N.A.	MXN	Mexican Peso	FRN	Floating Rate Note
MSCO	Morgan Stanley	MYR	Malaysian Ringgit	GDP	Gross Domestic Product
SCNY	Standard Chartered Bank	PEN	Peruvian Nuevo Sol	GDR	Global Depositary Receipt
SSBT	State Street Bank	PHP	Philippine Peso	GO	General Obligation
UBSW	UBS AG	SEK	Swedish Krona	HDC	Housing Development Corp.
		USD	United States Dollar	IDR	International Depositary Receipt
		ZAR	South African Rand	L/C	Letter of Credit
				LIBOR	London InterBank Offered Rate
				NVDR	Non-Voting Depositary Receipt
				PC	Participation Certificate
				PIK	Payment-In-Kind
				PL	Project Loan
				REIT	Real Estate Investment Trust
				SBA	Small Business Administration
				SF	Single Family
				TBD	To-Be Determined
				T-Note	Treasury Note
				TRA	Tax Receivable Agreement Right
				TVA	Tennessee Valley Authority
				VIX	Market Volatility Index
				VRI	Value Recovery Instruments

Index
CDX.NA.HY.Series number	CDX North America High Yield Index
MCDX.NA.Series number	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

| 112

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

   Chief Executive Officer –

Finance and Administration

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

   Chief Executive Officer –

Finance and Administration

Date November 27, 2017

By /s/Gaston Gardey

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2017